================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-04847

                                  ECLIPSE FUNDS
               (Exact name of Registrant as specified in charter)

                      51 Madison Avenue, New York, NY 10010
               (Address of principal executive offices) (Zip code)

                               J. Kevin Gao, Esq.
                              169 Lackawanna Avenue
                          Parsippany, New Jersey 07054
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (973) 394-4437

Date of fiscal year end: October 31

Date of reporting period: October 31, 2010

================================================================================

                                   FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS.

(MAINSTAY INVESTMENTS LOGO)

        MAINSTAY BALANCED FUND

        MESSAGE FROM THE PRESIDENT AND ANNUAL REPORT

        October 31, 2010

                       This page intentionally left blank

MESSAGE FROM THE PRESIDENT

AN ADVANCING STOCK MARKET
Several leading indexes of stock market performance in the United States and around the globe provided double-digit returns for the 12 months ended October 31, 2010. According to Russell data for U.S. equity markets, small- and mid-cap stocks generally outperformed large-cap stocks, and growth stocks outperformed value stocks at all capitalization levels.

Although the U.S. economy continued to advance, the level of growth varied from quarter to quarter, and the stock market's progress was far from uniform over the 12-month reporting period. From November 2009 through March 2010, many stocks with low or negative earnings were particularly strong, as investors looked for stocks likely to benefit from an eco-nomic recovery. From April through September, however, concerns about the quality of sovereign debt in Greece and other European nations drove stock prices lower. Fortunately, central banks and policymakers joined forces to help restore market confidence, and in September and October 2010, major stock indexes recouped much of the ground they had previously lost.

A SHIFTING APPETITE FOR YIELD
Throughout the reporting period, the Federal Open Market Committee maintained the targeted federal funds rate in a range from 0% to 0.25%, which kept short-term yields low. Investors seeking higher yields increased their appetite for risk, extending maturities and investing in corporate bonds and commercial mortgage-backed securities. The high-yield bond market saw significant inflows from individual and institutional investors. The leveraged loan market as a whole provided double-digit returns for the reporting period, and municipal debt overall provided strong single-digit returns.

As every investor knows, past performance is no guarantee of future results. Economic conditions next year may be very different from those today. Individual companies may exper-ience gains or setbacks related to their products, their comp-etition or other industry, economic or market forces. In such an environment, how can investors know what to expect?

HELPING INVESTORS REMAIN CONFIDENT
At MainStay, we believe that mutual fund investing can help investors remain confident as they cope with changing markets. Each of our Funds pursues a specific investment objective using established investment strategies. Our portfolio managers bring a professional perspective to daily market events, seeking to balance what's happening now with what their investments seek to achieve over full market cycles. They aim to manage the risks of individual securities and the market as a whole within the guidelines outlined in the Prospectus. In doing so, they look to bring consistency of purpose and a sense of direction to investment markets that themselves may be erratic or unpredictable.

We hope that you will carefully review the accompanying annual report. It provides greater insight into the market events, secur-ities and investment decisions that affected your MainStay Fund(s) during the 12 months ended October 31, 2010.

The information in the annual report is an important part of your overall financial plan. We hope that you will use it wisely, as you maintain or gradually adjust your investments in line with your long-range investment goals.

Sincerely,

/s/ STEPHEN P. FISHER
Stephen P. Fisher
President



                          Not part of the Annual Report

TABLE OF CONTENTS


Annual Report
---------------------------------------------

Investment and Performance Comparison       5
---------------------------------------------
Portfolio Management Discussion and
Analysis                                    9
---------------------------------------------
Portfolio of Investments                   11
---------------------------------------------
Financial Statements                       20
---------------------------------------------
Notes to Financial Statements              28
---------------------------------------------
Report of Independent Registered Public
Accounting Firm                            36
---------------------------------------------
Board Consideration and Approval of
Management Agreement and Subadvisory
Agreement                                  37
---------------------------------------------
Federal Income Tax Information             40
---------------------------------------------
Proxy Voting Policies and Procedures and
Proxy Voting Record                        40
---------------------------------------------
Shareholder Reports and Quarterly
Portfolio Disclosure                       40
---------------------------------------------
Board Members and Officers                 41
---------------------------------------------




--------------------------------------------------------------------------------

INVESTORS SHOULD REFER TO THE FUND'S SUMMARY PROSPECTUS AND/OR PROSPECTUS AND CONSIDER THE FUND'S INVESTMENT OBJECTIVES, STRATEGIES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUND. YOU MAY OBTAIN COPIES OF THE FUND'S SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FREE OF CHARGE, UPON REQUEST, BY CALLING TOLL-FREE 800-MAINSTAY (624-6782), BY WRITING TO NYLIFE DISTRIBUTORS LLC, ATTN: MAINSTAY MARKETING DEPARTMENT, 169 LACKAWANNA AVENUE, PARSIPPANY, NEW JERSEY 07054 OR BY SENDING AN E-MAIL TO MAINSTAYSHAREHOLDERSERVICES@NYLIM.COM. THESE DOCUMENTS ARE ALSO AVAILABLE VIA THE MAINSTAY FUNDS' WEBSITE AT MAINSTAYINVESTMENTS.COM/DOCUMENTS. PLEASE READ THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CAREFULLY BEFORE INVESTING.

INVESTMENT AND PERFORMANCE COMPARISON(1) (Unaudited)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH BELOW DEPICTS THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND. PERFORMANCE WILL VARY FROM CLASS TO CLASS BASED ON DIFFERENCES IN CLASS-SPECIFIC EXPENSES AND SALES CHARGES. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.




(LINE GRAPH)

                                                                                           BANK OF
                                                                                       AMERICA MERRILL
                                                                                         LYNCH 1-10
                      MAINSTAY BALANCED                                                   YEAR U.S.
                          FUND CLASS       RUSSELL MIDCAP(R)    BALANCED COMPOSITE       CORPORATE &      RUSSELL MIDCAP(R)
                           I SHARES              INDEX                 INDEX          GOVERNMENT INDEX       VALUE INDEX
                      -----------------    -----------------    ------------------    ----------------    -----------------
10/31/00                    10000                10000                 10000                10000               10000
                            10552                 9862                 10493                11424                9862
                            10782                 9569                 10604                12103                9569
                            12952                12773                 12910                12730               12773
                            14047                15294                 14636                13267               15294
                            15376                18276                 16343                13315               18276
                            17044                22026                 18628                13936               22026
                            18197                24168                 20154                14718               24168
                            13536                14784                 15196                14774               14784
                            15686                16931                 17451                16585               16931
10/31/10                    18023                16951                 20920                17887               21586




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

CLASS                                          SALES CHARGE                                                  ONE YEAR
---------------------------------------------------------------------------------------------------------------------
Investor Class Shares(3)    Maximum 5.5% Initial Sales Charge                     With sales charges           8.08%
                                                                                  Excluding sales charges     14.37
---------------------------------------------------------------------------------------------------------------------
Class A Shares(4)           Maximum 5.5% Initial Sales Charge                     With sales charges           8.24
                                                                                  Excluding sales charges     14.54
---------------------------------------------------------------------------------------------------------------------
Class B Shares(4)           Maximum 5% CDSC                                       With sales charges           8.50
                            if Redeemed Within the First Six Years of Purchase    Excluding sales charges     13.50
---------------------------------------------------------------------------------------------------------------------
Class C Shares(5)           Maximum 1% CDSC                                       With sales charges          12.51
                            if Redeemed Within One Year of Purchase               Excluding sales charges     13.51
---------------------------------------------------------------------------------------------------------------------
Class I Shares              No Sales Charge                                                                   14.90
---------------------------------------------------------------------------------------------------------------------
Class R1 Shares(4)          No Sales Charge                                                                   14.75
---------------------------------------------------------------------------------------------------------------------
Class R2 Shares(4)          No Sales Charge                                                                   14.47
---------------------------------------------------------------------------------------------------------------------
Class R3 Shares(6)          No Sales Charge                                                                   14.16
---------------------------------------------------------------------------------------------------------------------

                                                         GROSS
                                                        EXPENSE
CLASS                       FIVE YEARS    TEN YEARS    RATIO(2)
---------------------------------------------------------------
Investor Class Shares(3)       1.62%        5.07%        1.53%
                               2.78         5.67         1.53
---------------------------------------------------------------
Class A Shares(4)              1.70         5.11         1.31
                               2.86         5.71         1.31
---------------------------------------------------------------
Class B Shares(4)              1.65         4.88         2.28
                               1.99         4.88         2.28
---------------------------------------------------------------
Class C Shares(5)              1.99         4.88         2.28
                               1.99         4.88         2.28
---------------------------------------------------------------
Class I Shares                 3.23         6.07         1.06
---------------------------------------------------------------
Class R1 Shares(4)             3.11         5.95         1.16
---------------------------------------------------------------
Class R2 Shares(4)             2.86         5.69         1.41
---------------------------------------------------------------
Class R3 Shares(6)             2.60         5.43         1.65
---------------------------------------------------------------







1. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, change in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown above and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations, please refer to the notes to the financial statements.
2. The gross expense ratios presented reflect the Fund's "Total Annual Fund Operating Expenses" from the most recent Prospectus and may differ from other expense ratios disclosed in this report.
3. Performance figures for Investor Class shares, first offered on February 28, 2008, includes the historical performance of Class A shares through February 27, 2008, adjusted for differences in certain fees and expenses. Unadjusted, the performance shown for Investor Class shares might have been lower.
4. Performance figures for Class A, B, R1 and R2 shares, first offered on January 2, 2004, includes the historical performance of Class I shares through January 1, 2004, adjusted for differences in certain expenses and fees. Unadjusted, the performance shown for Class A, B, R1 and R2 shares might have been lower.
5. Performance figures for Class C shares, first offered on January 2, 2004, include the historical performance of L Class shares (which were redesignated as Class C shares on January 2, 2004) through January 1, 2004, and the historical performance of Class I shares through December 29, 2002, adjusted for differences in certain expenses and fees. Unadjusted, the performance shown for Class C shares might have been lower.
6. Performance figures for Class R3 shares, first offered on April 28, 2006, include the historical performance of Class I shares through April 27,

THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                    mainstayinvestments.com    5

BENCHMARK PERFORMANCE                                                             ONE      FIVE     TEN
                                                                                 YEAR     YEARS    YEARS
Russell Midcap(R) Value Index(7)                                                27.49%    3.38%    8.00%
--------------------------------------------------------------------------------------------------------
Balanced Composite Index(8)                                                     19.88     5.06     7.66
--------------------------------------------------------------------------------------------------------
Bank of America Merrill Lynch 1-10 Year U.S. Corporate & Government Index(9)     7.85     6.08     5.99
--------------------------------------------------------------------------------------------------------
Russell Midcap(R) Index(10)                                                     27.71     4.01     5.42
--------------------------------------------------------------------------------------------------------
Average Lipper Mixed-Asset Target Allocation Growth Fund(11)                    14.38     3.21     2.54
--------------------------------------------------------------------------------------------------------







    2006, adjusted for differences in certain expenses and fees. Unadjusted, the performance shown for Class R3 shares might have been lower.
7. The Russell Midcap(R) Value Index measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index. Total returns assume reinvestment of all dividends and capital gains. The Russell Midcap(R) Value Index is the Fund's broad-based securities market index for comparison purposes. An investment cannot be made directly in an index.
8. The Balanced Composite Index is comprised of the Russell Midcap(R) Value Index and the Bank of America Merrill Lynch 1-10 Year U.S. Corporate and Government Index weighted 60%/40%, respectively. The Russell Midcap(R) Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index. Total returns assume reinvestment of all dividends and capital gains. The Bank of America Merrill Lynch 1-10 Year U.S. Corporate and Government Index is a market capitalization-weighted index including U.S. Government and fixed coupon domestic investment grade corporate bonds with at least $100 million par amount outstanding. Total returns assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
9. The Bank of America Merrill Lynch 1-10 Year U.S. Corporate and Government Index is a market capitalization-weighted index including U.S. Government and fixed coupon domestic investment grade corporate bonds with at least $100 million par amount outstanding. Total returns assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
10. The Russell Midcap(R) Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index, and represents approximately 31% of the total market capitalization of the Russell 1000(R) Index. Total returns assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
11. The average Lipper mixed-asset target allocation growth fund is representative of funds that, by portfolio practice, maintain a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash, and cash equivalents. This benchmark is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.


THE FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


6    MainStay Balanced Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY BALANCED FUND (UNAUDITED)
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2010, to October 31, 2010, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2010, to October 31, 2010.

This example illustrates your Fund's ongoing costs in two ways:

ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2010. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 ENDING ACCOUNT
                                                 ENDING ACCOUNT                   VALUE (BASED
                                                  VALUE (BASED                   ON HYPOTHETICAL
                                    BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                     ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                      VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                           5/1/10        10/31/10       PERIOD(1)        10/31/10        PERIOD(1)
INVESTOR CLASS SHARES               $1,000.00       $1,016.20        $ 7.22         $1,018.00         $ 7.22
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                      $1,000.00       $1,017.20        $ 6.25         $1,019.00         $ 6.26
-------------------------------------------------------------------------------------------------------------
CLASS B SHARES                      $1,000.00       $1,012.30        $11.01         $1,014.30         $11.02
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES                      $1,000.00       $1,012.30        $11.01         $1,014.30         $11.02
-------------------------------------------------------------------------------------------------------------
CLASS I SHARES                      $1,000.00       $1,018.40        $ 4.99         $1,020.30         $ 4.99
-------------------------------------------------------------------------------------------------------------
CLASS R1 SHARES                     $1,000.00       $1,017.90        $ 5.49         $1,019.80         $ 5.50
-------------------------------------------------------------------------------------------------------------
CLASS R2 SHARES                     $1,000.00       $1,016.60        $ 6.76         $1,018.50         $ 6.77
-------------------------------------------------------------------------------------------------------------
CLASS R3 SHARES                     $1,000.00       $1,015.00        $ 8.02         $1,017.20         $ 8.03
-------------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (1.42% for Investor Class, 1.23% for Class A, 2.17% for Class B and Class C, 0.98% for Class I, 1.08% for Class R1, 1.33% for Class R2 and 1.58% for Class
   R3) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period.


                                                    mainstayinvestments.com    7

PORTFOLIO COMPOSITION AS OF OCTOBER 31, 2010 (Unaudited)

(PIE CHART)

Common Stocks                                   60.3
U.S. Government & Federal Agencies              18.2
Corporate Bonds                                 14.8
Yankee Bonds                                     3.4
Mortgage-Backed Securities                       1.5
Short-Term Investments                           1.0
Exchange Traded Fund                             0.8
Asset-Backed Security                            0.2
Convertible Bond                                 0.0
Other Assets, Less Liabilities                  (0.2)




See Portfolio of Investments beginning on page 11 for specific holdings within these categories.

++ Less than one-tenth of a percent.


TOP TEN HOLDINGS OR ISSUERS HELD AS OF OCTOBER 31, 2010 (excluding short-term investments)

    1.  United States Treasury Notes, 0.375%-3.625%, due
        5/15/12-8/15/20
    2.  Federal Home Loan Mortgage Corporation, 3.25%-5.125%, due
        2/25/11-5/29/13
    3.  Verizon Communications, Inc.
    4.  Anadarko Petroleum Corp.
    5.  Humana, Inc.
    6.  Annaly Capital Management, Inc.
    7.  Comcast Corp. Class A
    8.  Progress Energy, Inc.
    9.  Estee Lauder Cos., Inc. (The) Class A
   10.  Federal National Mortgage Association, 3.625%-5.50%, due
        3/15/11-5/18/12





8    MainStay Balanced Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

Questions answered by portfolio managers Tony H. Elavia of Madison Square Investors LLC, the Fund's Subadvisor, and Thomas J. Girard of New York Life Investments,(1) the Fund's Manager.

HOW DID MAINSTAY BALANCED FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE 12 MONTHS ENDED OCTOBER 31, 2010?

Excluding all sales charges, MainStay Balanced Fund returned 14.37% for Investor Class shares, 14.54% for Class A shares, 13.50% for Class B shares and 13.51% for Class C shares for the 12 months ended October 31, 2010. Over the same period, Class I shares returned 14.90%, Class R1 shares returned 14.75%, Class R2 shares returned 14.47% and Class R3 shares returned 14.16%. Class A, Class I, Class R1 and Class R2 shares outperformed--and Investor Class, Class B, Class C and Class R3 shares underperformed--the 14.38% return of the average Lipper(2) mixed-asset target allocation growth fund. All share classes underperformed the 27.49% return of the Russell Midcap(R) Value Index(3) for the 12 months ended October 31, 2010. The Russell Midcap(R) Value Index is the Fund's broad-based securities-market index. The Bank of America Merrill Lynch 1-10 Year U.S. Corporate & Government Index(4) is a secondary benchmark for the Fund. See page 5 for Fund returns with sales charges.

WHAT FACTORS AFFECTED THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING
PERIOD?

The Fund invests in a mix of stocks and bonds, while the Russell Midcap(R) Value Index consists entirely of mid-cap value stocks. Since the Fund has a substantial allocation to bonds, which underperformed the Russell Midcap(R) Value Index, the Fund by its very composition trailed the benchmark index by a substantial margin.

The equity portion of the Fund underperformed the Russell Midcap(R) Value Index primarily because of its comparatively greater position in larger-capitalization, less value-oriented stocks. This positioning detracted from relative performance, as mid-cap value stocks outperformed larger-cap core stocks by a sizable margin during the reporting period. Outside of size and style, system-wide influences on stock prices that are typically relied upon to generate added value (such as valuation and technical factors), had an unusually limited effect on the Fund's performance during the reporting period. Instead, factors unique to each individual security were of atypical significance. These security-specific effects--some positive and some negative--normally have a relatively neutral impact across the Fund's diversified equity holdings. However, during the reporting period, these effects were a material drag on the relative performance of the equity portion of the Fund.

The fixed-income portion of the Fund outperformed the 7.85% return of the Bank of America Merrill Lynch 1-10 Year U.S. Corporate & Government Index for the 12 months ended October 31, 2010. An underweight position in Treasury securities and overweight positions in investment-grade corporate bonds and commercial mortgage-backed securities were the strongest contributors to outperformance in this portion of the Fund, as prices of riskier assets rallied during the reporting period.

The Fund benefited from a relatively higher exposure to smaller-capitalization stocks with a greater value orientation than many of its peers. As mentioned above, mid-cap and smaller-cap value stocks substantially outperformed their larger-cap and less value-oriented counterparts during the reporting period.

DURING THE REPORTING PERIOD, HOW WAS THE FUND'S PERFORMANCE MATERIALLY AFFECTED BY INVESTMENTS IN DERIVATIVES?

The equity portion of the Fund did not utilize derivative investments during the reporting period. In the fixed-income portion of the Fund, derivatives were used to manage duration.(5) Specifically, Treasury futures contracts were bought and sold to manage duration risk. The use of futures instead of cash Treasurys benefited performance by helping reduce transaction costs in the fixed-income portion of the Fund.

DURING THE REPORTING PERIOD, WHICH EQUITY SECTORS WERE THE STRONGEST CONTRIBUTORS TO THE FUND'S RELATIVE PER-FORMANCE AND WHICH EQUITY SECTORS WERE PARTICULARLY WEAK?

The equity portion of the Fund utilizes a proprietary quantitative investment process that focuses on a combination of valuation, growth and momentum factors. Sector holdings are a residual of the Fund's investment process and are not a product of top-down, macroeconomic analysis.

After accounting for capitalization and style effects, the contribution to Fund performance attributable to sector and industry exposures was actually very small during the reporting period. Maintaining an underweight position in financials had a slightly positive effect, since financials underperformed the Russell Midcap(R) Value Index. Controlling exposure to materials and consumer staples--being underweight in both sectors early in the reporting period and overweight in the later months of the reporting period--also added to the Fund's returns.

These small gains were partially offset by overweight positions in energy and health care throughout the reporting period and an underweight position in consumer discretionary in the latter months of the reporting period.


1. "New York Life Investments" is a service mark used by New York Life Investment Management LLC.
2. See footnote on page 6 for more information on Lipper Inc.
3. See footnote on page 6 for more information on the Russell Midcap(R) Value Index.
4. See footnote on page 6 for more information on the Bank of America Merrill Lynch 1-10 Year U.S. Corporate & Government Index.
5. Duration is a measure of the price sensitivity of a fixed-income investment to changes in interest rates. Duration is expressed as a number of years and is considered a more accurate sensitivity gauge than average maturity.

                                                    mainstayinvestments.com    9

DURING THE REPORTING PERIOD, WHICH INDIVIDUAL STOCKS MADE THE STRONGEST CONTRIBUTIONS TO THE FUND'S ABSOLUTE PERFORMANCE AND WHICH STOCKS DETRACTED THE MOST?

In the equity portion of the Fund, the strongest individual contributors to absolute performance were engine manufacturer Cummins, specialty chemical company Ashland and bank holding company Regions Financial. The steady rise in Cummins' share price may be attributable to strong overseas operations and growing demand for natural gas-powered engines. (The price of natural gas declined considerably relative to oil during the reporting period.) Ashland benefited from increased consumption of its products outside the United States and particularly within developing nations. Shares of Regions Financial rose on improvements in the quality of the company's loan portfolio.

The stocks that detracted the most from the Fund's absolute performance during the reporting period included specialty truck manufacturer Oshkosh, investment manager BlackRock and for-profit school operator Apollo Group. Oshkosh's share price may have been constrained by concerns that pressure on public budgets might lead to reduced demand for its products. BlackRock saw its shares weighed down by the company's acquisition of Barclays Global Investors in late 2009. Apollo Group suffered from discussions about curbing federal aid to students attending for-profit colleges.

DID THE EQUITY PORTION OF THE FUND MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING PERIOD?

The equity portion of the Fund remains broadly diversified, so individual purchases and sales tend to have little impact on overall results. The Fund selects securities using a proprietary investment process that seeks stocks with attractive relative valuations, strong operating results and positive price trends.

One stock that fit the Fund's purchase criteria during the reporting period was banking giant JPMorgan Chase, which we felt was poised to benefit from reduced loan loss provisioning. HMO operator Humana was another significant purchase during the reporting period. We felt that Humana's shares were priced attractively relative to the company's operating and projected earnings. We also established a position in automobile manufacturer Ford Motor during the reporting period. In our view, Ford Motor was an attractively priced but volatile name poised to do well should risk capital flow back into the equity markets.

Among the Fund's largest sales during the reporting period were iron ore and coal mining company Cliffs Natural Resources, high-end retailer Coach and offshore driller Ensco.

HOW DID THE FUND'S EQUITY SECTOR WEIGHTINGS CHANGE DURING THE REPORTING PERIOD?

Weighting changes in the equity portion of the Fund resulted from a combination of stock performance and the Fund's proprietary quantitative security-selection process. During the reporting period, the Fund's most significant increases in equity-sector weightings were in consumer staples, health care and materials. The Fund's most significant decreases in equity-sector weightings were in consumer discretionary, information technology and financials.

HOW WAS THE EQUITY PORTION OF THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

As of October 31, 2010, the equity portion of the Fund was overweight relative to the Russell Midcap(R) Value Index in con-sumer staples, health care and energy. As of the same date, the equity portion of the Fund was underweight relative to the benchmark in financials, utilities and consumer discretionary. This positioning was a by-product of the Fund's bottom-up, stock-by-stock investment process and does not necessarily reflect our outlook for the performance of the sectors themselves.

WHAT FACTORS AFFECTED THE RELATIVE PERFORMANCE OF THE FIXED-INCOME PORTION OF THE FUND DURING THE REPORTING PERIOD?

As previously noted, an underweight position in Treasury securities and overweight positions in investment-grade corporate bonds and commercial mortgage-backed securities were the strongest contributors to relative performance in the fixed-income portion of the Fund, as prices of riskier assets rallied during the reporting period.

HOW DID SECTOR WEIGHTINGS CHANGE IN THE FIXED-INCOME PORTION OF THE FUND DURING THE REPORTING PERIOD?

The fixed-income portion of the Fund remained underweight in Treasury securities and overweight in investment-grade corporate bonds and commercial mortgage-backed securities throughout the reporting period.

HOW WAS THE FIXED-INCOME PORTION OF THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

As of October 31, 2010, the fixed-income portion of the Fund was underweight in Treasury securities and overweight in investment-grade corporate bonds and commercial mortgage-backed securities relative to the Bank of America Merrill Lynch 1-10 Year U.S. Corporate & Government Index. Relative to this Index, investment-grade corporate bonds were the most significantly overweight position in the fixed-income portion of the Fund as of October 31, 2010.

Effective January 1, 2011, Tony Elavia will no longer serve as a portfolio manager for the Fund. Madison Square Investors will continue to manage the equity portion of the Fund and effective January 1, 2011, Harvey Fram will replace Tony Elavia as a portfolio manager for the equity portion of the Fund. New York Life Investments will continue to serve as the Fund's Manager overseeing the investment portfolio of the Fund, and effective January 1, 2011, Jae Yoon will become an additional portfolio manager. Thomas Girard will continue to serve as a portfolio manager for the fixed-income portion of the Fund. For more information regarding these portfolio management changes, please refer to the relevant Prospectus supplement dated December 3, 2010.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.


10    MainStay Balanced Fund

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2010


                                PRINCIPAL
                                   AMOUNT         VALUE
LONG-TERM BONDS 38.1%+
ASSET-BACKED SECURITY 0.2%
-------------------------------------------------------

AUTOMOBILE 0.2%
Mercedes-Benz Auto
  Receivables Trust Series
  2009-1, Class A3
  1.67%, due 1/15/14          $ 1,250,000  $  1,265,681
                                           ------------
Total Asset-Backed Security
  (Cost $1,249,976)                           1,265,681
                                           ------------


CONVERTIBLE BOND 0.0%++
-------------------------------------------------------

INTERNET 0.0%++
At Home Corp.
  4.75%, due 12/31/49
  (a)(b)(c)(d)                    177,810            18
                                           ------------
Total Convertible Bond
  (Cost $13,325)                                     18
                                           ------------


CORPORATE BONDS 14.8%
-------------------------------------------------------

AEROSPACE & DEFENSE 0.9%
Boeing Co. (The)
  4.875%, due 2/15/20           1,430,000     1,620,995
Goodrich Corp.
  4.875%, due 3/1/20              220,000       243,702
L-3 Communications Corp.
  5.20%, due 10/15/19             900,000       969,051
Lockheed Martin Corp.
  4.25%, due 11/15/19           1,200,000     1,292,076
Northrop Grumman Corp.
  5.05%, due 8/1/19               480,000       539,065
Raytheon Co.
  3.125%, due 10/15/20            850,000       833,926
                                           ------------
                                              5,498,815
                                           ------------

BANKS 3.2%
American Express Bank FSB
  6.00%, due 9/13/17            2,000,000     2,289,428
Bank of America Corp.
  5.65%, due 5/1/18             1,650,000     1,736,599
BB&T Corp.
  3.375%, due 9/25/13           2,000,000     2,119,574
Citigroup, Inc.
  5.85%, due 8/2/16             1,500,000     1,646,238
  6.00%, due 8/15/17            1,150,000     1,267,860
Fifth Third Bancorp
  4.50%, due 6/1/18               325,000       324,287
Goldman Sachs Group, Inc.
  (The)
  5.375%, due 3/15/20             700,000       740,652
  6.00%, due 6/15/20              400,000       444,525
JPMorgan Chase & Co.
  4.40%, due 7/22/20            1,000,000     1,017,585
  5.25%, due 5/1/15             1,000,000     1,099,462
KeyBank N.A.
  5.80%, due 7/1/14               275,000       301,379
KeyCorp
  6.50%, due 5/14/13              400,000       440,152
Morgan Stanley
  5.50%, due 1/26/20              850,000       884,754
  5.625%, due 9/23/19           1,100,000     1,155,065
PNC Bank N.A.
  6.875%, due 4/1/18              980,000     1,150,996
PNC Funding Corp.
  4.375%, due 8/11/20             700,000       709,256
Wells Fargo & Co.
  3.75%, due 10/1/14            2,500,000     2,674,235
                                           ------------
                                             20,002,047
                                           ------------

BEVERAGES 0.5%
Anheuser-Busch Cos., Inc.
  7.50%, due 3/15/12            1,500,000     1,621,675
Anheuser-Busch InBev
  Worldwide, Inc.
  3.00%, due 10/15/12           1,000,000     1,039,416
PepsiCo, Inc./NC
  3.125%, due 11/1/20             700,000       689,006
                                           ------------
                                              3,350,097
                                           ------------

BUILDING MATERIALS 0.2%
CRH America, Inc.
  5.30%, due 10/15/13             203,000       218,510
Masco Corp.
  4.80%, due 6/15/15            1,200,000     1,196,561
                                           ------------
                                              1,415,071
                                           ------------

CHEMICALS 0.2%
Dow Chemical Co. (The)
  5.70%, due 5/15/18            1,325,000     1,447,805
                                           ------------


DIVERSIFIED FINANCIAL SERVICES 0.4%
General Electric Capital
  Corp.
  6.00%, due 8/7/19             2,500,000     2,824,277
                                           ------------


ELECTRIC 1.6%
CenterPoint Energy Houston
  Electric LLC
  7.00%, due 3/1/14             1,250,000     1,474,464
Duke Energy Corp.
  3.35%, due 4/1/15             1,400,000     1,491,486
Duke Energy Ohio, Inc.
  5.45%, due 4/1/19               750,000       875,725


+ Percentages indicated are based on Fund net assets.
X Among the Fund's 10 largest holdings or issuers held, as of October 31, 2010, excluding short-term investments. May be subject to change daily.

The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              11

                                PRINCIPAL
                                   AMOUNT         VALUE
CORPORATE BONDS (CONTINUED)

ELECTRIC (CONTINUED)
Florida Power Corp.
  4.55%, due 4/1/20           $   850,000  $    937,939
FPL Group Capital, Inc.
  2.55%, due 11/15/13             900,000       927,836
Great Plains Energy, Inc.
  2.75%, due 8/15/13            1,100,000     1,108,715
Kansas City Power & Light
  Co.
  7.15%, due 4/1/19             1,000,000     1,234,012
Peco Energy Co.
  5.00%, due 10/1/14            1,225,000     1,384,666
Pepco Holdings, Inc.
  2.70%, due 10/1/15              500,000       505,699
                                           ------------
                                              9,940,542
                                           ------------


ENVIRONMENTAL CONTROLS 0.4%
Republic Services, Inc.
  5.00%, due 3/1/20             1,025,000     1,115,414
  5.50%, due 9/15/19            1,000,000     1,132,215
                                           ------------
                                              2,247,629
                                           ------------

FINANCE--CONSUMER LOANS 0.2%
HSBC Finance Corp.
  6.375%, due 11/27/12          1,000,000     1,092,879
                                           ------------


FINANCE--CREDIT CARD 0.2%
Capital One Bank USA N.A.
  8.80%, due 7/15/19            1,000,000     1,268,407
                                           ------------


FINANCE--INVESTMENT BANKER/BROKER 0.4%
Bear Stearns Cos., Inc.
  (The)
  5.30%, due 10/30/15           2,000,000     2,250,190
                                           ------------


FINANCE--OTHER SERVICES 0.1%
National Rural Utilities
  Cooperative Finance Corp.
  1.90%, due 11/1/15              450,000       450,812
  5.45%, due 4/10/17              400,000       457,869
                                           ------------
                                                908,681
                                           ------------

FOOD 0.3%
Kraft Foods, Inc.
  4.125%, due 2/9/16            1,325,000     1,442,414
Safeway, Inc.
  5.00%, due 8/15/19              400,000       435,044
                                           ------------
                                              1,877,458
                                           ------------

GAS 0.1%
Sempra Energy
  6.50%, due 6/1/16               550,000       663,482
                                           ------------


HEALTH CARE--SERVICES 0.3%
Roche Holdings, Inc.
  5.00%, due 3/1/14 (e)         1,500,000     1,682,346
                                           ------------


INSURANCE 0.7%
Hartford Financial Services
  Group, Inc.
  5.50%, due 3/30/20              450,000       460,025
Lincoln National Corp.
  6.25%, due 2/15/20            1,600,000     1,783,595
MetLife Global Funding I
  5.125%, due 6/10/14 (e)       1,500,000     1,672,350
Principal Financial Group,
  Inc.
  8.875%, due 5/15/19             450,000       587,847
Travelers Cos., Inc. (The)
  3.90%, due 11/1/20              200,000       202,983
                                           ------------
                                              4,706,800
                                           ------------

LODGING 0.5%
Marriott International, Inc.
  5.625%, due 2/15/13             450,000       487,542
  6.20%, due 6/15/16              900,000     1,021,674
Wyndham Worldwide Corp.
  6.00%, due 12/1/16            1,400,000     1,495,032
                                           ------------
                                              3,004,248
                                           ------------

MEDIA 0.7%
CBS Corp.
  4.625%, due 5/15/18             250,000       258,772
NBC Universal, Inc.
  4.375%, due 4/1/21 (e)          725,000       740,505
  5.15%, due 4/30/20 (e)          725,000       786,731
TCM Sub LLC
  3.55%, due 1/15/15 (e)        1,650,000     1,740,761
Time Warner Cable, Inc.
  8.25%, due 4/1/19               710,000       924,042
                                           ------------
                                              4,450,811
                                           ------------

MINING 0.4%
Alcoa, Inc.
  6.15%, due 8/15/20            1,450,000     1,530,495
Rio Tinto Finance USA, Ltd.
  3.50%, due 11/2/20              700,000       699,125
                                           ------------
                                              2,229,620
                                           ------------

MISCELLANEOUS--MANUFACTURING 0.3%
ITT Corp.
  4.90%, due 5/1/14             1,130,000     1,249,567
  6.125%, due 5/1/19              400,000       468,244
                                           ------------
                                              1,717,811
                                           ------------

OIL & GAS 0.2%
X  Anadarko Petroleum Corp.
  6.20%, due 3/15/40              700,000       672,562


12    MainStay Balanced Fund        The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                PRINCIPAL
                                   AMOUNT         VALUE
CORPORATE BONDS (CONTINUED)

OIL & GAS (CONTINUED)
Marathon Oil Corp.
  6.50%, due 2/15/14          $   612,000  $    704,224
                                           ------------
                                              1,376,786
                                           ------------

PACKAGING & CONTAINERS 0.2%
Bemis Co., Inc.
  5.65%, due 8/1/14               900,000     1,015,788
                                           ------------


PIPELINES 0.5%
Energy Transfer Partners,
  L.P.
  9.00%, due 4/15/19              650,000       829,449
Plains All American
  Pipeline, L.P.
  8.75%, due 5/1/19               800,000     1,021,539
Williams Partners, L.P.
  3.80%, due 2/15/15            1,290,000     1,365,653
                                           ------------
                                              3,216,641
                                           ------------

REAL ESTATE 0.1%
AMB Property, L.P.
  6.625%, due 12/1/19             725,000       820,996
                                           ------------


REAL ESTATE INVESTMENT TRUSTS 0.8%
Brandywine Operating
  Partnership, L.P.
  5.70%, due 5/1/17             1,450,000     1,503,096
ERP Operating, L.P.
  5.25%, due 9/15/14              922,000     1,029,038
Federal Realty Investment
  Trust
  5.90%, due 4/1/20               585,000       646,918
Hospitality Properties Trust
  6.30%, due 6/15/16              600,000       648,050
Liberty Property, L.P.
  5.125%, due 3/2/15              400,000       439,399
UDR, Inc.
  5.25%, due 1/15/15              700,000       746,445
                                           ------------
                                              5,012,946
                                           ------------

SOFTWARE 0.1%
Oracle Corp.
  3.875%, due 7/15/20 (e)         700,000       729,607
                                           ------------


TELECOMMUNICATIONS 1.2%
Cellco Partnership/Verizon
  Wireless Capital LLC
  5.55%, due 2/1/14             2,000,000     2,256,064
Southwestern Bell Telephone
  Corp.
  7.00%, due 7/1/15             2,250,000     2,687,078
X  Verizon Communications,
  Inc.
  6.10%, due 4/15/18            1,950,000     2,320,178
                                           ------------
                                              7,263,320
                                           ------------

TRANSPORTATION 0.1%
Burlington Northern Santa Fe
  LLC
  4.70%, due 10/1/19              500,000       546,379
                                           ------------
Total Corporate Bonds
  (Cost $84,498,173)                         92,561,479
                                           ------------


MORTGAGE-BACKED SECURITIES 1.5%
-------------------------------------------------------

COMMERCIAL MORTGAGE LOANS
  (COLLATERALIZED MORTGAGE OBLIGATIONS) 1.5%
Banc of America Commercial
  Mortgage, Inc.
  Series 2006-2, Class A4
  5.74%, due 5/10/45 (f)        1,300,000     1,449,073
Bear Stearns Commercial
  Mortgage Securities
  Series 2007-PW16, Class A4
  5.717%, due 6/11/40 (f)         900,000       974,735
Citigroup Commercial
  Mortgage Trust Series
  2006-C5, Class A4
  5.431%, due 10/15/49          1,800,000     1,930,100
Commercial Mortgage Pass-
  Through Certificates
  Series 2006-C8, Class A4
  5.306%, due 12/10/46            900,000       944,347
Greenwich Capital Commercial
  Funding Corp.
  Series 2007-GG9, Class A4
  5.444%, due 3/10/39           1,000,000     1,068,966
JP Morgan Chase Commercial
  Mortgage Securities Corp.
  Series 2006-LDP7, Class A4
  5.872%, due 4/15/45 (f)       1,000,000     1,109,509
Morgan Stanley Capital I
  Series 2006-HQ8, Class A4
  5.388%, due 3/12/44 (f)       1,000,000     1,098,637
  Series 2007-HQ11, Class A4
  5.447%, due 2/12/44 (g)         750,000       791,409
                                           ------------
Total Mortgage-Backed
  Securities
  (Cost $8,145,291)                           9,366,776
                                           ------------


U.S. GOVERNMENT & FEDERAL AGENCIES 18.2%
-------------------------------------------------------

FEDERAL HOME LOAN BANK 0.4%
  5.50%, due 8/13/14            2,000,000     2,343,278
                                           ------------


X  FEDERAL HOME LOAN MORTGAGE CORPORATION 1.7%
  3.25%, due 2/25/11            2,000,000     2,019,040
  3.50%, due 5/29/13            2,000,000     2,150,998
  3.875%, due 6/29/11           4,500,000     4,607,379
  5.125%, due 4/18/11           2,000,000     2,045,916
                                           ------------
                                             10,823,333
                                           ------------



The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              13

                                PRINCIPAL
                                   AMOUNT         VALUE
U.S. GOVERNMENT & FEDERAL AGENCIES (CONTINUED)

X  FEDERAL NATIONAL MORTGAGE ASSOCIATION 1.0%
  3.625%, due 8/15/11         $ 2,000,000  $  2,052,836
  4.875%, due 5/18/12           2,000,000     2,139,250
  5.50%, due 3/15/11            2,000,000     2,040,180
                                           ------------
                                              6,232,266
                                           ------------

X  UNITED STATES TREASURY NOTES 15.1%
  0.375%, due 8/31/12           2,500,000     2,501,563
  0.625%, due 6/30/12           8,900,000     8,944,144
  0.75%, due 8/15/13            3,500,000     3,528,437
  1.00%, due 7/15/13           13,320,000    13,517,669
  1.125%, due 12/15/12         11,485,000    11,667,141
  1.25%, due 8/31/15            8,085,000     8,132,370
  1.375%, due 5/15/12           7,149,000     7,267,123
  1.375%, due 9/15/12           5,875,000     5,988,370
  1.375%, due 3/15/13          11,250,000    11,504,925
  1.75%, due 4/15/13           13,450,000    13,888,201
  1.75%, due 7/31/15            1,500,000     1,544,655
  1.875%, due 8/31/17           2,500,000     2,503,125
  2.375%, due 7/31/17           1,200,000     1,241,250
  2.625%, due 8/15/20           2,090,000     2,091,960
  3.625%, due 2/15/20             290,000       316,621
                                           ------------
                                             94,637,554
                                           ------------
Total U.S. Government &
  Federal Agencies
  (Cost $111,911,445)                       114,036,431
                                           ------------


YANKEE BONDS 3.4% (H)
-------------------------------------------------------

BANKS 1.3%
Bank of Nova Scotia
  1.65%, due 10/29/15 (e)       1,750,000     1,743,770
  3.40%, due 1/22/15            1,000,000     1,073,059
Credit Suisse/New York NY
  5.30%, due 8/13/19            1,000,000     1,109,813
HSBC Bank PLC
  3.50%, due 6/28/15 (e)          900,000       952,992
Royal Bank of Scotland PLC
  (The)
  3.95%, due 9/21/15            1,500,000     1,545,513
Svenska Handelsbanken AB
  4.875%, due 6/10/14 (e)         600,000       660,718
Westpac Banking Corp.
  4.875%, due 11/19/19          1,000,000     1,086,880
                                           ------------
                                              8,172,745
                                           ------------

FINANCE--INVESTMENT BANKER/BROKER 0.1%
BNP Paribas Home Loan
  Covered Bonds S.A.
  2.20%, due 11/2/15 (e)        1,000,000     1,005,573
                                           ------------


MINING 0.2%
Teck Resources, Ltd.
  3.85%, due 8/15/17              350,000       361,816
  4.50%, due 1/15/21              700,000       730,594
                                           ------------
                                              1,092,410
                                           ------------

OIL & GAS 0.5%
BP Capital Markets PLC
  4.50%, due 10/1/20              450,000       466,122
Petroleos Mexicanos
  4.875%, due 3/15/15           1,000,000     1,084,600
Shell International Finance
  B.V.
  4.00%, due 3/21/14            1,500,000     1,634,551
                                           ------------
                                              3,185,273
                                           ------------

PHARMACEUTICALS 0.2%
Novartis Securities
  Investment, Ltd.
  5.125%, due 2/10/19             900,000     1,033,135
                                           ------------


SOVEREIGN 0.2%
Svensk Exportkredit AB
  3.25%, due 9/16/14            1,000,000     1,074,405
                                           ------------


TELECOMMUNICATIONS 0.9%
America Movil SAB de C.V.
  5.00%, due 3/30/20              500,000       546,494
Deutsche Telekom
  International Finance B.V.
  6.00%, due 7/8/19             1,500,000     1,795,435
France Telecom S.A.
  2.125%, due 9/16/15             400,000       405,432
Telefonica Emisiones SAU
  5.134%, due 4/27/20           1,600,000     1,753,395
Vodafone Group PLC
  5.625%, due 2/27/17           1,300,000     1,501,933
                                           ------------
                                              6,002,689
                                           ------------
Total Yankee Bonds
  (Cost $19,913,815)                         21,566,230
                                           ------------
Total Long-Term Bonds
  (Cost $225,732,025)                       238,796,615
                                           ------------



                                   SHARES
COMMON STOCKS 60.3%
-------------------------------------------------------

AEROSPACE & DEFENSE 0.1%
L-3 Communications Holdings,
  Inc.                              7,710       556,585
                                           ------------




14    MainStay Balanced Fund        The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                   SHARES         VALUE
COMMON STOCKS (CONTINUED)

AGRICULTURE 0.7%
Archer-Daniels-Midland Co.         54,335  $  1,810,442
Philip Morris International,
  Inc.                             44,638     2,611,323
                                           ------------
                                              4,421,765
                                           ------------

AUTO MANUFACTURERS 0.4%
Oshkosh Corp. (i)                  84,816     2,502,920
                                           ------------


BANKS 2.5%
BancorpSouth, Inc.                 47,254       623,280
Capital One Financial Corp.        78,499     2,925,658
CapitalSource, Inc.                60,600       370,266
Goldman Sachs Group, Inc.
  (The)                             3,188       513,109
JPMorgan Chase & Co.              146,297     5,505,156
M&T Bank Corp.                     21,976     1,642,706
Marshall & Ilsley Corp.           183,227     1,082,872
PNC Financial Services
  Group, Inc.                       9,156       493,508
Regions Financial Corp.           364,323     2,295,235
                                           ------------
                                             15,451,790
                                           ------------

BEVERAGES 0.1%
Molson Coors Brewing Co.
  Class B                          19,305       911,775
                                           ------------


BIOTECHNOLOGY 1.0%
Gilead Sciences, Inc. (i)         134,534     5,336,964
United Therapeutics Corp.
  (i)                              11,997       719,820
                                           ------------
                                              6,056,784
                                           ------------

BUILDING MATERIALS 0.1%
Armstrong World Industries,
  Inc. (i)                         21,893       914,033
                                           ------------


CHEMICALS 1.7%
Ashland, Inc.                     107,035     5,526,217
Cabot Corp.                        58,963     2,005,921
Cytec Industries, Inc.             19,794       980,199
Huntsman Corp.                    133,908     1,854,626
                                           ------------
                                             10,366,963
                                           ------------

COAL 0.3%
Arch Coal, Inc.                    75,915     1,866,750
                                           ------------


COMMERCIAL SERVICES 1.1%
Apollo Group, Inc. Class A
  (i)                              80,776     3,027,484
Monster Worldwide, Inc. (i)        87,445     1,579,257
R.R. Donnelley & Sons Co.         100,978     1,863,044
Washington Post Co. Class B           926       372,391
                                           ------------
                                              6,842,176
                                           ------------

COMPUTERS 0.7%
Dell, Inc. (i)                     99,586     1,432,047
Hewlett-Packard Co.                47,159     1,983,507
Western Digital Corp. (i)          32,506     1,040,842
                                           ------------
                                              4,456,396
                                           ------------

COSMETICS & PERSONAL CARE 2.8%
Alberto-Culver Co.                 11,460       427,343
Colgate-Palmolive Co.              64,475     4,972,312
X  Estee Lauder Cos., Inc.
  (The) Class A                    88,771     6,317,832
Procter & Gamble Co. (The)         96,949     6,163,048
                                           ------------
                                             17,880,535
                                           ------------

DISTRIBUTION & WHOLESALE 0.2%
Tech Data Corp. (i)                35,995     1,547,425
                                           ------------


ELECTRIC 4.3%
Ameren Corp.                       97,567     2,827,492
American Electric Power Co.,
  Inc.                             23,601       883,621
Consolidated Edison, Inc.          24,371     1,211,726
DPL, Inc.                          14,616       381,478
DTE Energy Co.                     90,448     4,229,349
Great Plains Energy, Inc.          22,321       424,769
Hawaiian Electric
  Industries, Inc.                 21,774       490,786
Integrys Energy Group, Inc.        39,618     2,107,281
ITC Holdings Corp.                  6,408       401,205
Mirant Corp. (i)                  339,016     3,596,960
Pepco Holdings, Inc.               56,327     1,084,858
PG&E Corp.                         22,365     1,069,494
Pinnacle West Capital Corp.        50,821     2,091,792
X  Progress Energy, Inc.          140,552     6,324,840
                                           ------------
                                             27,125,651
                                           ------------

ELECTRICAL COMPONENTS & EQUIPMENT 0.5%
Energizer Holdings, Inc. (i)       16,763     1,253,537
General Cable Corp. (i)            17,513       489,313
Hubbel, Inc. Class B                8,370       452,147
SunPower Corp. Class A (i)         50,768       692,476
                                           ------------
                                              2,887,473
                                           ------------

ENGINEERING & CONSTRUCTION 0.3%
Shaw Group, Inc. (The) (i)         62,724     1,916,845
                                           ------------


FINANCE--CREDIT CARD 0.6%
Discover Financial Services       203,872     3,598,341
                                           ------------


FOOD 1.9%
ConAgra Foods, Inc.                71,149     1,600,141
H.J. Heinz Co.                     58,751     2,885,262
J.M. Smucker Co. (The)             10,269       660,091
Ralcorp Holdings, Inc. (i)          6,923       429,641
Safeway, Inc.                     130,560     2,989,824


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              15


                                   SHARES         VALUE
COMMON STOCKS (CONTINUED)

FOOD (CONTINUED)
Tyson Foods, Inc. Class A          75,899  $  1,180,230
Whole Foods Market, Inc. (i)       51,275     2,038,181
                                           ------------
                                             11,783,370
                                           ------------

FOREST PRODUCTS & PAPER 0.6%
International Paper Co.           138,871     3,510,659
MeadWestvaco Corp.                 16,572       426,397
                                           ------------
                                              3,937,056
                                           ------------

GAS 1.1%
Energen Corp.                      40,847     1,823,410
NiSource, Inc.                    175,843     3,043,843
Sempra Energy                      33,213     1,776,231
                                           ------------
                                              6,643,484
                                           ------------

HEALTH CARE--PRODUCTS 0.4%
Johnson & Johnson                  37,755     2,403,861
                                           ------------


HEALTH CARE--SERVICES 1.5%
X  Humana, Inc. (i)               121,748     7,096,691
UnitedHealth Group, Inc.           61,516     2,217,652
                                           ------------
                                              9,314,343
                                           ------------

HOUSEWARES 0.1%
Toro Co. (The)                      7,413       420,762
                                           ------------


INSURANCE 6.6%
Allied World Assurance
  Holdings, Ltd./Bermuda           54,942     3,143,232
American Financial Group,
  Inc.                            116,758     3,570,460
Arch Capital Group, Ltd. (i)       42,570     3,677,622
Aspen Insurance Holdings,
  Ltd.                             43,019     1,220,449
Assurant, Inc.                     86,725     3,429,106
Axis Capital Holdings, Ltd.       112,926     3,840,613
Berkshire Hathaway, Inc.
  Class B (i)                      54,976     4,373,891
Calpine Corp. (i)                  66,650       833,125
Endurance Specialty
  Holdings, Ltd.                   59,002     2,442,683
Everest Re Group, Ltd.              8,433       710,733
Genworth Financial, Inc.
  Class A (i)                     111,387     1,263,129
MetLife, Inc.                      95,869     3,866,397
Old Republic International
  Corp.                            39,925       527,010
OneBeacon Insurance Group,
  Ltd. Class A                     16,588       233,559
PartnerRe, Ltd.                    20,371     1,615,828
Prudential Financial, Inc.         17,423       916,101
Reinsurance Group of
  America, Inc.                    11,297       565,641
RenaissanceRe Holdings, Ltd.        9,600       578,496
Transatlantic Holdings, Inc.       16,642       875,369
Unitrin, Inc.                      13,891       337,551
Unum Group                        149,204     3,345,154
                                           ------------
                                             41,366,149
                                           ------------

INTERNET 0.4%
eBay, Inc. (i)                     49,875     1,486,774
IAC/InterActiveCorp (i)            45,469     1,268,585
                                           ------------
                                              2,755,359
                                           ------------

INVESTMENT MANAGEMENT/ADVISORY SERVICES 0.8%
Ameriprise Financial, Inc.         26,547     1,372,214
BlackRock, Inc.                     6,021     1,029,531
Federated Investors, Inc.
  Class B                          28,239       703,433
Legg Mason, Inc.                   56,554     1,754,871
                                           ------------
                                              4,860,049
                                           ------------

IRON & STEEL 0.5%
Reliance Steel & Aluminum
  Co.                              75,177     3,146,157
                                           ------------


MACHINERY--DIVERSIFIED 0.7%
Cummins, Inc.                      51,295     4,519,089
                                           ------------


MEDIA 3.4%
X  Comcast Corp. Class A          317,695     6,538,163
Liberty Global, Inc. Class A
  (i)                              31,719     1,198,661
Time Warner Cable, Inc.            87,948     5,089,551
Time Warner, Inc.                 150,775     4,901,695
Walt Disney Co. (The)             106,999     3,863,734
                                           ------------
                                             21,591,804
                                           ------------

METAL FABRICATE & HARDWARE 0.2%
Timken Co. (The)                   26,041     1,078,618
                                           ------------


MINING 0.8%
Freeport-McMoRan Copper &
  Gold, Inc.                       51,402     4,866,741
                                           ------------


MISCELLANEOUS--MANUFACTURING 3.1%
Carlisle Cos., Inc.                39,503     1,385,370
Dover Corp.                        15,772       837,493
General Electric Co.              288,246     4,617,701
ITT Corp.                          74,811     3,530,331
Parker Hannifin Corp.              53,270     4,077,819
Textron, Inc.                     124,020     2,582,096
Trinity Industries, Inc.          104,024     2,364,466
                                           ------------
                                             19,395,276
                                           ------------

OFFICE EQUIPMENT/SUPPLIES 0.2%
Xerox Corp.                        88,760     1,038,492
                                           ------------


OIL & GAS 6.1%
X  Anadarko Petroleum Corp.       106,744     6,572,228
Chevron Corp.                      60,681     5,012,857
Comstock Resources, Inc. (i)       24,311       543,351
ConocoPhillips                     93,624     5,561,266
Marathon Oil Corp.                 72,948     2,594,760
Murphy Oil Corp.                   60,530     3,944,135


16    MainStay Balanced Fund        The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                   SHARES         VALUE
COMMON STOCKS (CONTINUED)

OIL & GAS (CONTINUED)
Occidental Petroleum Corp.         55,544  $  4,367,425
Patterson-UTI Energy, Inc.         56,646     1,099,499
QEP Resources, Inc.                36,069     1,191,359
Questar Corp.                      36,069       612,091
Unit Corp. (i)                     62,897     2,467,449
Valero Energy Corp.               247,620     4,444,779
                                           ------------
                                             38,411,199
                                           ------------

OIL & GAS SERVICES 1.1%
Schlumberger, Ltd.                 87,414     6,109,365
SEACOR Holdings, Inc. (i)           7,915       749,946
                                           ------------
                                              6,859,311
                                           ------------

PACKAGING & CONTAINERS 0.2%
Sealed Air Corp.                   16,614       384,614
Sonoco Products Co.                10,229       342,671
Temple-Inland, Inc.                24,968       517,337
                                           ------------
                                              1,244,622
                                           ------------

PHARMACEUTICALS 3.1%
Abbott Laboratories                22,068     1,132,530
AmerisourceBergen Corp.           103,691     3,403,138
Eli Lilly & Co.                   161,450     5,683,040
Endo Pharmaceuticals
  Holdings, Inc. (i)               18,654       685,348
Express Scripts, Inc. (i)          97,321     4,722,015
Forest Laboratories, Inc.
  (i)                              87,035     2,876,507
Herbalife, Ltd.                    12,541       800,868
                                           ------------
                                             19,303,446
                                           ------------

REAL ESTATE 0.2%
CB Richard Ellis Group, Inc.
  Class A (i)                      78,026     1,431,777
                                           ------------


REAL ESTATE INVESTMENT TRUSTS 3.2%
X  Annaly Capital
  Management, Inc.                369,707     6,547,511
Apartment Investment &
  Management Co. Class A           37,285       869,113
Duke Realty Corp.                 189,197     2,359,287
Hospitality Properties Trust       21,557       491,715
Liberty Property Trust             26,301       880,031
Macerich Co. (The)                 59,742     2,665,091
ProLogis                          213,840     2,918,916
Public Storage                     18,805     1,865,832
Senior Housing Properties
  Trust                            33,286       795,203
SL Green Realty Corp.              14,861       976,665
                                           ------------
                                             20,369,364
                                           ------------

RETAIL 2.1%
Big Lots, Inc. (i)                 17,888       561,147
BJ's Wholesale Club, Inc.
  (i)                              35,902     1,498,190
Gap, Inc. (The)                    85,350     1,622,504
Ross Stores, Inc.                  60,003     3,539,577
Wal-Mart Stores, Inc.             112,220     6,078,957
                                           ------------
                                             13,300,375
                                           ------------

SEMICONDUCTORS 0.7%
Intel Corp.                       211,368     4,242,156
                                           ------------


SOFTWARE 0.6%
Adobe Systems, Inc. (i)           143,852     4,049,434
                                           ------------


TELECOMMUNICATIONS 2.7%
Amdocs, Ltd. (i)                   57,565     1,766,094
AT&T, Inc.                        165,769     4,724,416
EchoStar Corp. (i)                  5,856       124,147
Frontier Communications
  Corp.                           320,570     2,814,605
Leap Wireless International,
  Inc. (i)                         58,648       669,174
Tellabs, Inc.                      88,274       602,029
X  Verizon Communications,
  Inc.                            183,570     5,960,518
                                           ------------
                                             16,660,983
                                           ------------

TRANSPORTATION 0.6%
Ryder System, Inc.                 40,354     1,765,488
Union Pacific Corp.                24,546     2,152,193
                                           ------------
                                              3,917,681
                                           ------------
Total Common Stocks
  (Cost $329,742,117)                       378,215,165
                                           ------------


EXCHANGE TRADED FUND 0.8% (J)
-------------------------------------------------------

S&P 500 Index-SPDR Trust
  Series 1                         40,175     4,761,943
                                           ------------
Total Exchange Traded Fund
  (Cost $4,290,601)                           4,761,943
                                           ------------


                                PRINCIPAL
                                   AMOUNT
SHORT-TERM INVESTMENTS 1.0%
-------------------------------------------------------

REPURCHASE AGREEMENT 0.2%

State Street Bank and Trust
  Co.
  0.01%, dated 10/29/10
  due 11/1/10
  Proceeds at Maturity
  $992,654
  (Collateralized by United
  States Treasury Notes with
  rates between
  2.125%-3.125% and maturity
  dates between 5/31/15 and
  4/30/17, with a Principal
  Amount of $930,000 and a
  Market Value of
  $1,015,605)                 $   992,653       992,653
                                           ------------
Total Repurchase Agreement
  (Cost $992,653)                               992,653
                                           ------------




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              17

                                PRINCIPAL
                                   AMOUNT         VALUE
FEDERAL AGENCY 0.8%
Federal Home Loan Bank
  (Discount Note)
  0.10%, due 11/1/10          $ 5,000,000  $  5,000,000
                                           ------------
Total Federal Agency
  (Cost $5,000,000)                           5,000,000
                                           ------------
Total Short-Term Investments
  (Cost $5,992,653)                           5,992,653
                                           ------------
Total Investments
  (Cost $565,757,396) (k)           100.2%  627,766,376
Other Assets, Less
  Liabilities                        (0.2)   (1,000,552)
                              -----------  ------------

Net Assets                          100.0% $626,765,824
                              ===========  ============





++   Less than one-tenth of a percent.
(a)  Fair valued security--The total
     market value of this security at
     October 31, 2010 is $18, which
     represents less than one-tenth of a
     percent of the Fund's net assets.
(b)  Issue in default.
(c)  Restricted security.
(d)  Illiquid security--The total market
     value of this security at October 31,
     2010 is $18, which represents less
     than one-tenth of a percent of the
     Fund's net assets.
(e)  May be sold to institutional
     investors only under Rule 144A or
     securities offered pursuant to
     Section 4(2) of the Securities Act of
     1933, as amended.
(f)  Collateral strip rate--Bond whose
     interest is based on the weighted net
     interest rate of the collateral.
     Coupon rate adjusts periodically
     based on a predetermined schedule.
     Rate shown is the rate in effect at
     October 31, 2010.
(g)  Floating rate--Rate shown is the rate
     in effect at October 31, 2010.
(h)  Yankee Bond--dollar-denominated bond
     issued in the United States by a
     foreign bank or corporation.
(i)  Non-income producing security.
(j)  Exchange Traded Fund--An investment
     vehicle that represents a basket of
     securities that is traded on an
     exchange.
(k)  At October 31, 2010, cost is
     $566,517,521 for federal income tax
     purposes and net unrealized
     appreciation is as follows:



Gross unrealized appreciation      $ 71,545,772
Gross unrealized depreciation       (10,296,917)
                                   ------------
Net unrealized appreciation        $ 61,248,855
                                   ============





18    MainStay Balanced Fund        The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010, for valuing the Fund's assets.

ASSET VALUATION INPUTS

                                                          QUOTED
                                                       PRICES IN
                                                          ACTIVE        SIGNIFICANT
                                                     MARKETS FOR              OTHER        SIGNIFICANT
                                                       IDENTICAL         OBSERVABLE       UNOBSERVABLE
                                                          ASSETS             INPUTS             INPUTS
 DESCRIPTION                                           (LEVEL 1)          (LEVEL 2)          (LEVEL 3)              TOTAL
Investments in Securities (a)
Long-Term Bonds
  Asset-Backed Security                             $         --       $  1,265,681         $       --       $  1,265,681
  Convertible Bond (b)                                        --                 --                 18                 18
  Corporate Bonds                                             --         92,561,479                 --         92,561,479
  Mortgage-Backed Securities                                  --          9,366,776                 --          9,366,776
  U.S. Government & Federal Agencies                          --        114,036,431                 --        114,036,431
  Yankee Bonds                                                --         21,566,230                 --         21,566,230
                                                    ------------       ------------         ----------       ------------
Total Long-Term Bonds                                         --        238,796,597                 18        238,796,615
                                                    ------------       ------------         ----------       ------------
Common Stocks                                        378,215,165                 --                 --        378,215,165
Exchange Traded Fund                                   4,761,943                 --                 --          4,761,943
Short-Term Investments
  Repurchase Agreement                                        --            992,653                 --            992,653
  Federal Agency                                              --          5,000,000                 --          5,000,000
                                                    ------------       ------------         ----------       ------------
Total Short-Term Investments                                  --          5,992,653                 --          5,992,653
                                                    ------------       ------------         ----------       ------------
Total Investments in Securities                     $382,977,108       $244,789,250                $18       $627,766,376
                                                    ============       ============         ==========       ============




(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The level 3 security valued at $18 is held in Internet within the Convertible Bond section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements. (See Note 2)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:


                                      BALANCE
                                        AS OF       ACCRUED    REALIZED
                                  OCTOBER 31,     DISCOUNTS        GAIN
 INVESTMENTS IN SECURITIES               2009    (PREMIUMS)      (LOSS)
Convertible Bond
  Internet                                $18      $     --    $     --
                                          ---      --------    --------
Total                                     $18           $--         $--
                                          ===      ========    ========

                                                                                                                           CHANGE IN
                                                                                                                          UNREALIZED
                                                                                                                        APPRECIATION
                                                                                                                      (DEPRECIATION)
                                                                                                                                FROM
                                       CHANGE IN                                                           BALANCE       INVESTMENTS
                                      UNREALIZED                             TRANSFERS    TRANSFERS          AS OF     STILL HELD AT
                                    APPRECIATION                                 IN TO       OUT OF    OCTOBER 31,       OCTOBER 31,
 INVESTMENTS IN SECURITIES        (DEPRECIATION)    PURCHASES       SALES      LEVEL 3      LEVEL 3           2010          2010 (A)
Convertible Bond
  Internet                              $     --     $     --    $     --     $     --     $     --            $18          $     --
                                        --------     --------    --------     --------     --------            ---          --------
Total                                        $--          $--         $--          $--          $--            $18               $--
                                        ========     ========    ========     ========     ========            ===          ========




(a) Included in "Net change in unrealized appreciation (depreciation) on investments" in the Statement of Operations.


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              19

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2010


ASSETS
---------------------------------------------------
Investment in securities, at value
  (identified cost $565,757,396)      $ 627,766,376
Cash                                         53,423
Receivables:
  Dividends and interest                  2,309,954
  Investment securities sold              1,337,429
  Fund shares sold                          405,890
Other assets                                 56,860
                                      -------------
     Total assets                       631,929,932
                                      -------------

LIABILITIES
---------------------------------------------------
Payables:
  Investment securities purchased         3,340,907
  Fund shares redeemed                      864,587
  Manager (See Note 3)                      393,359
  Transfer agent (See Note 3)               272,339
  NYLIFE Distributors (See Note 3)          167,519
  Shareholder communication                  59,279
  Professional fees                          49,506
  Variation margin on futures
     contracts                                8,321
  Custodian                                   2,920
  Trustees                                    1,666
Accrued expenses                              3,705
                                      -------------
     Total liabilities                    5,164,108
                                      -------------
Net assets                            $ 626,765,824
                                      =============

COMPOSITION OF NET ASSETS
---------------------------------------------------
Share of beneficial interest
  outstanding (par value of $.01 per
  share) unlimited number of shares
  authorized                          $     251,294
Additional paid-in capital              685,963,958
                                      -------------
                                        686,215,252
Undistributed net investment income         414,167
Accumulated net realized loss on
  investments and futures
  transactions                         (121,872,575)
Net unrealized appreciation on
  investments                            62,008,980
                                      -------------
Net assets                            $ 626,765,824
                                      =============
INVESTOR CLASS
Net assets applicable to outstanding
  shares                              $  59,469,144
                                      =============
Shares of beneficial interest
  outstanding                             2,383,688
                                      =============
Net asset value per share
  outstanding                         $       24.95
Maximum sales charge (5.50% of
  offering price)                              1.45
                                      -------------
Maximum offering price per share
  outstanding                         $       26.40
                                      =============
CLASS A
Net assets applicable to outstanding
  shares                              $ 152,963,330
                                      =============
Shares of beneficial interest
  outstanding                             6,132,953
                                      =============
Net asset value per share
  outstanding                         $       24.94
Maximum sales charge (5.50% of
  offering price)                              1.45
                                      -------------
Maximum offering price per share
  outstanding                         $       26.39
                                      =============
CLASS B
Net assets applicable to outstanding
  shares                              $  70,777,964
                                      =============
Shares of beneficial interest
  outstanding                             2,845,910
                                      =============
Net asset value and offering price
  per share outstanding               $       24.87
                                      =============
CLASS C
Net assets applicable to outstanding
  shares                              $  62,891,863
                                      =============
Shares of beneficial interest
  outstanding                             2,529,747
                                      =============
Net asset value and offering price
  per share outstanding               $       24.86
                                      =============
CLASS I
Net assets applicable to outstanding
  shares                              $ 219,406,001
                                      =============
Shares of beneficial interest
  outstanding                             8,781,227
                                      =============
Net asset value and offering price
  per share outstanding               $       24.99
                                      =============
CLASS R1
Net assets applicable to outstanding
  shares                              $  19,660,220
                                      =============
Shares of beneficial interest
  outstanding                               787,764
                                      =============
Net asset value and offering price
  per share outstanding               $       24.96
                                      =============
CLASS R2
Net assets applicable to outstanding
  shares                              $  41,429,059
                                      =============
Shares of beneficial interest
  outstanding                             1,661,361
                                      =============
Net asset value and offering price
  per share outstanding               $       24.94
                                      =============
CLASS R3
Net assets applicable to outstanding
  shares                              $     168,243
                                      =============
Shares of beneficial interest
  outstanding                                 6,748
                                      =============
Net asset value and offering price
  per share outstanding               $       24.93
                                      =============





20    MainStay Balanced Fund        The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2010


INVESTMENT INCOME
-------------------------------------------------
INCOME
  Dividends                           $ 9,145,971
  Interest                              8,398,537
                                      -----------
     Total income                      17,544,508
                                      -----------
EXPENSES
  Manager (See Note 3)                  4,520,653
  Distribution/Service--Investor
     Class (See Note 3)                   144,510
  Distribution/Service--Class A (See
     Note 3)                              388,957
  Distribution/Service--Class B (See
     Note 3)                              739,728
  Distribution/Service--Class C (See
     Note 3)                              652,154
  Distribution/Service--Class R2
     (See Note 3)                         136,736
  Distribution/Service--Class R3
     (See Note 3)                             660
  Transfer agent (See Note 3)           1,714,653
  Professional fees                       178,194
  Registration                            136,628
  Shareholder communication                97,367
  Shareholder service (See Note 3)         77,807
  Custodian                                38,144
  Trustees                                 22,087
  Miscellaneous                            82,946
                                      -----------
     Total expenses                     8,931,224
                                      -----------
Net investment income                   8,613,284
                                      -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
-------------------------------------------------
Net realized gain on:
  Security transactions                40,823,624
  Futures transactions                     83,323
                                      -----------
Net realized gain on investments and
  futures transactions                 40,906,947
                                      -----------
Net change in unrealized
  appreciation (depreciation) on
  investments                          36,658,585
                                      -----------
Net realized and unrealized gain on
  investments and futures
  transactions                         77,565,532
                                      -----------
Net increase in net assets resulting
  from operations                     $86,178,816
                                      ===========





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              21

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2010 AND OCTOBER 31, 2009


                                       2010           2009
DECREASE IN NET ASSETS
----------------------------------------------------------
Operations:
 Net investment income        $   8,613,284  $   7,391,572
 Net realized gain (loss)
  on investments and
  futures transactions           40,906,947    (92,912,672)
 Net change in unrealized
  appreciation
  (depreciation) on
  investments                    36,658,585    169,984,928
                              ----------------------------
 Net increase in net assets
  resulting from operations      86,178,816     84,463,828
                              ----------------------------
Dividends to shareholders:
 From net investment
  income:
    Investor Class                 (723,530)      (650,339)
    Class A                      (2,224,284)    (2,199,504)
    Class B                        (359,769)      (386,496)
    Class C                        (319,986)      (353,938)
    Class I                      (3,626,888)    (3,424,277)
    Class R1                       (350,029)      (444,011)
    Class R2                       (738,497)      (791,195)
    Class R3                         (1,480)          (709)
                              ----------------------------
 Total dividends to
  shareholders                   (8,344,463)    (8,250,469)
                              ----------------------------
Capital share transactions:
 Net proceeds from sale of
  shares                         89,582,782     85,747,780
 Net asset value of shares
  issued to shareholders in
  reinvestment of dividends       7,945,264      7,853,390
 Cost of shares redeemed       (199,563,577)  (182,278,015)
                              ----------------------------
    Decrease in net assets
     derived from capital
     share transactions        (102,035,531)   (88,676,845)
                              ----------------------------
    Net decrease in net
     assets                     (24,201,178)   (12,463,486)

NET ASSETS
----------------------------------------------------------
Beginning of year               650,967,002    663,430,488
                              ----------------------------
End of year                   $ 626,765,824  $ 650,967,002
                              ============================
Undistributed net investment
 income at
 end of year                  $     414,167  $     295,420
                              ============================





22    MainStay Balanced Fund        The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                        This page intentionally left blank


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              23

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                   INVESTOR CLASS
                                     ------------------------------------------
                                                                   FEBRUARY 28,
                                                                      2008**
                                                                      THROUGH
                                     YEAR ENDED OCTOBER 31,         OCTOBER 31,
                                       2010           2009             2008
Net asset value at beginning of
  period                             $ 22.09        $ 19.41           $ 25.29
                                     -------        -------           -------
Net investment income                   0.30 (a)       0.22 (a)          0.29 (a)
Net realized and unrealized gain
  (loss) on investments                 2.86           2.71             (5.82)
                                     -------        -------           -------
Total from investment operations        3.16           2.93             (5.53)
                                     -------        -------           -------
Less dividends and distributions:
  From net investment income           (0.30)         (0.25)            (0.35)
  From net realized gain on
     investments                          --             --                --
                                     -------        -------           -------
Total dividends and distributions      (0.30)         (0.25)            (0.35)
                                     -------        -------           -------
Net asset value at end of period     $ 24.95        $ 22.09           $ 19.41
                                     =======        =======           =======
Total investment return (b)            14.37%         15.30%           (22.12%)(c)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                 1.28%          1.11%             1.81% ++
  Net expenses                          1.44%          1.48%             1.38% ++
  Expenses (before
     waiver/reimbursement)              1.44%          1.53%             1.38% ++
Portfolio turnover rate                  123%           162%               69%
Net assets at end of period (in
  000's)                             $59,469        $54,956           $49,971




                                                                    CLASS B
                                     ---------------------------------------------------------------------
                                                             YEAR ENDED OCTOBER 31,
                                       2010           2009           2008           2007            2006
Net asset value at beginning of
  period                             $ 22.02        $ 19.35        $ 28.34        $  27.84        $  26.84
                                     -------        -------        -------        --------        --------
Net investment income                   0.13 (a)       0.08 (a)       0.26 (a)        0.28 (a)        0.23
Net realized and unrealized gain
  (loss) on investments                 2.84           2.69          (7.25)           1.24            2.22
                                     -------        -------        -------        --------        --------
Total from investment operations        2.97           2.77          (6.99)           1.52            2.45
                                     -------        -------        -------        --------        --------
Less dividends and distributions:
  From net investment income           (0.12)         (0.10)         (0.25)          (0.29)          (0.20)
  From net realized gain on
     investments                          --             --          (1.75)          (0.73)          (1.25)
                                     -------        -------        -------        --------        --------
Total dividends and distributions      (0.12)         (0.10)         (2.00)          (1.02)          (1.45)
                                     -------        -------        -------        --------        --------
Net asset value at end of period     $ 24.87        $ 22.02        $ 19.35        $  28.34        $  27.84
                                     =======        =======        =======        ========        ========
Total investment return (b)            13.50%         14.42%        (26.47%)          5.56%           9.49%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                 0.53%          0.39%          1.06%           0.99%           0.94%
  Net expenses                          2.19%          2.23%          2.10%           2.03%           2.07%
  Expenses (before
     waiver/reimbursement)              2.19%          2.28%          2.10%           2.03%           2.07%
Portfolio turnover rate                  123%           162%            69%             68%             55%
Net assets at end of period (in
  000's)                             $70,778        $74,932        $81,144        $145,919        $156,284



**   Commencement of operations.
++   Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I, Class R1, Class R2 and Class R3 shares are not subject to sales charges.
(c)  Total investment return is not annualized.




24    MainStay Balanced Fund        The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                           CLASS A
      --------------------------------------------------------------------------------



                                   YEAR ENDED OCTOBER 31,
        2010              2009              2008              2007              2006

      $  22.09          $  19.41          $  28.42          $  27.92          $  26.90
      --------          --------          --------          --------          --------
          0.35 (a)          0.27 (a)          0.46 (a)          0.49 (a)          0.44
          2.84              2.70             (7.26)             1.25              2.23
      --------          --------          --------          --------          --------
          3.19              2.97             (6.80)             1.74              2.67
      --------          --------          --------          --------          --------

         (0.34)            (0.29)            (0.46)            (0.51)            (0.40)
            --                --             (1.75)            (0.73)            (1.25)
      --------          --------          --------          --------          --------
         (0.34)            (0.29)            (2.21)            (1.24)            (1.65)
      --------          --------          --------          --------          --------
      $  24.94          $  22.09          $  19.41          $  28.42          $  27.92
      ========          ========          ========          ========          ========
         14.54%            15.52%           (25.84%)            6.34%            10.35%

          1.47%             1.36%             1.87%             1.74%             1.63%
          1.25%             1.27%             1.29%             1.28%             1.32%
          1.25%             1.31%             1.29%             1.28%             1.32%
           123%              162%               69%               68%               55%
      $152,963          $154,728          $173,834          $405,912          $420,694



                                         CLASS C
      -----------------------------------------------------------------------------
                                  YEAR ENDED OCTOBER 31,
        2010             2009             2008             2007              2006

      $ 22.01          $ 19.34          $ 28.33          $  27.83          $  26.83
      -------          -------          -------          --------          --------
         0.13 (a)         0.08 (a)         0.26 (a)          0.28 (a)          0.24
         2.84             2.69            (7.25)             1.24              2.21
      -------          -------          -------          --------          --------
         2.97             2.77            (6.99)             1.52              2.45
      -------          -------          -------          --------          --------

        (0.12)           (0.10)           (0.25)            (0.29)            (0.20)
           --               --            (1.75)            (0.73)            (1.25)
      -------          -------          -------          --------          --------
        (0.12)           (0.10)           (2.00)            (1.02)            (1.45)
      -------          -------          -------          --------          --------
      $ 24.86          $ 22.01          $ 19.34          $  28.33          $  27.83
      =======          =======          =======          ========          ========
        13.51%           14.43%          (26.48%)            5.56%             9.49%

         0.53%            0.40%            1.06%             0.99%             0.89%
         2.19%            2.23%            2.10%             2.03%             2.07%
         2.19%            2.28%            2.10%             2.03%             2.07%
          123%             162%              69%               68%               55%
      $62,892          $66,407          $79,423          $161,163          $169,609




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              25

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                                      CLASS I
                                     ------------------------------------------------------------------------
                                                              YEAR ENDED OCTOBER 31,
                                       2010            2009            2008            2007            2006
Net asset value at beginning of
  period                             $  22.12        $  19.44        $  28.47        $  27.96        $  26.94
                                     --------        --------        --------        --------        --------
Net investment income                    0.41 (a)        0.33 (a)        0.55 (a)        0.60 (a)        0.53
Net realized and unrealized gain
  (loss) on investments                  2.86            2.71           (7.28)           1.25            2.27
                                     --------        --------        --------        --------        --------
Total from investment operations         3.27            3.04           (6.73)           1.85            2.80
                                     --------        --------        --------        --------        --------
Less dividends and distributions:
  From net investment income            (0.40)          (0.36)          (0.55)          (0.61)          (0.53)
  From net realized gain on
     investments                           --              --           (1.75)          (0.73)          (1.25)
                                     --------        --------        --------        --------        --------
Total dividends and distributions       (0.40)          (0.36)          (2.30)          (1.34)          (1.78)
                                     --------        --------        --------        --------        --------
Net asset value at end of period     $  24.99        $  22.12        $  19.44        $  28.47        $  27.96
                                     ========        ========        ========        ========        ========
Total investment return (b)             14.90%          15.89%         (25.62%)          6.77%          10.84%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                  1.73%           1.65%           2.22%           2.10%           2.11%
  Net expenses                           1.00%           0.96%           0.94%           0.91%           0.85%
  Expenses (before
     waiver/reimbursement)               1.00%           1.06%           1.01%           0.95%           0.85%
Portfolio turnover rate                   123%            162%             69%             68%             55%
Net assets at end of period (in
  000's)                             $219,406        $208,393        $199,126        $410,355        $376,763




                                                                    CLASS R2
                                     ---------------------------------------------------------------------


                                                             YEAR ENDED OCTOBER 31,
                                       2010           2009           2008           2007            2006
Net asset value at beginning of
  period                             $ 22.08        $ 19.41        $ 28.42        $  27.91        $  26.90
                                     -------        -------        -------        --------        --------
Net investment income                   0.33 (a)       0.26 (a)       0.46 (a)        0.50 (a)        0.46
Net realized and unrealized gain
  (loss) on investments                 2.85           2.70          (7.26)           1.25            2.23
                                     -------        -------        -------        --------        --------
Total from investment operations        3.18           2.96          (6.80)           1.75            2.69
                                     -------        -------        -------        --------        --------
Less dividends and distributions:
  From net investment income           (0.32)         (0.29)         (0.46)          (0.51)          (0.43)
  From net realized gain on
     investments                          --             --          (1.75)          (0.73)          (1.25)
                                     -------        -------        -------        --------        --------
Total dividends and distributions      (0.32)         (0.29)         (2.21)          (1.24)          (1.68)
                                     -------        -------        -------        --------        --------
Net asset value at end of period     $ 24.94        $ 22.08        $ 19.41        $  28.42        $  27.91
                                     =======        =======        =======        ========        ========
Total investment return (b)            14.47%         15.45%        (25.86%)          6.40%          10.44%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                 1.38%          1.30%          1.87%           1.76%           1.75%
  Net expenses                          1.35%          1.31%          1.29%           1.26%           1.20%
  Expenses (before
     waiver/reimbursement)              1.35%          1.41%          1.36%           1.30%           1.20%
Portfolio turnover rate                  123%           162%            69%             68%             55%
Net assets at end of period (in
  000's)                             $41,429        $60,425        $54,849        $105,100        $109,637



**   Commencement of operations.
++   Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I, Class R1, Class R2 and Class R3 shares are not subject to sales charges.
(c)  Total investment return is not annualized.




26    MainStay Balanced Fund        The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                        CLASS R1
      ----------------------------------------------------------------------------
                                 YEAR ENDED OCTOBER 31,
        2010             2009             2008             2007             2006

      $ 22.10          $ 19.42          $ 28.44          $ 27.94          $  26.93
      -------          -------          -------          -------          --------
         0.39 (a)         0.30 (a)         0.53 (a)         0.57 (a)          0.53
         2.85             2.72            (7.28)            1.25              2.23
      -------          -------          -------          -------          --------
         3.24             3.02            (6.75)            1.82              2.76
      -------          -------          -------          -------          --------

        (0.38)           (0.34)           (0.52)           (0.59)            (0.50)
           --               --            (1.75)           (0.73)            (1.25)
      -------          -------          -------          -------          --------
        (0.38)           (0.34)           (2.27)           (1.32)            (1.75)
      -------          -------          -------          -------          --------
      $ 24.96          $ 22.10          $ 19.42          $ 28.44          $  27.94
      =======          =======          =======          =======          ========
        14.75%           15.80%          (25.69%)           6.64%            10.70%

         1.64%            1.53%            2.13%            2.02%             1.99%
         1.10%            1.06%            1.04%            1.01%             0.95%
         1.10%            1.16%            1.11%            1.05%             0.95%
          123%             162%              69%              68%               55%
      $19,660          $31,039          $25,038          $69,474          $108,739




                                           CLASS R3
      ---------------------------------------------------------------------------------
                                                                       APRIL 28, 2006**
                                                                            THROUGH
                       YEAR ENDED OCTOBER 31,                             OCTOBER 31,
       2010            2009             2008            2007                 2006

      $22.08          $19.41          $ 28.41          $27.91               $27.25
      ------          ------          -------          ------               ------
        0.27 (a)        0.20 (a)         0.40 (a)        0.41 (a)             0.20
        2.84            2.71            (7.26)           1.26                 0.66
      ------          ------          -------          ------               ------
        3.11            2.91            (6.86)           1.67                 0.86
      ------          ------          -------          ------               ------

       (0.26)          (0.24)           (0.39)          (0.44)               (0.20)
          --              --            (1.75)          (0.73)                  --
      ------          ------          -------          ------               ------
       (0.26)          (0.24)           (2.14)          (1.17)               (0.20)
      ------          ------          -------          ------               ------
      $24.93          $22.08          $ 19.41          $28.41               $27.91
      ======          ======          =======          ======               ======
       14.16%          15.17%          (26.02%)          6.10%                3.18%(c)

        1.12%           0.98%            1.62%           1.46%                1.36%++
        1.59%           1.56%            1.54%           1.52%                1.48%++
        1.59%           1.65%            1.61%           1.56%                1.48%++
         123%            162%              69%             68%                  55%
      $  168          $   88          $    45          $   37               $   10




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              27

NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION AND BUSINESS

Eclipse Funds (the "Trust") was organized on July 30, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and is comprised of two funds (collectively referred to as the "Funds"). These financial statements and notes relate only to the MainStay Balanced Fund (the "Fund"), a diversified fund.

The Fund currently offers eight classes of shares. Class I shares commenced operations on May 1, 1989. Class C shares commenced operations on December 30, 2002. Class A shares, Class B shares, Class R1 shares and Class R2 shares commenced operations on January 2, 2004. Class R3 shares commenced operations on April 28, 2006. Investor Class shares commenced operations on February 28, 2008. Investor Class and Class A shares are offered at net asset value ("NAV") per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Investor Class and Class A shares, but a contingent deferred sales charge ("CDSC") is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered at NAV without an initial sales charge, although a declining CDSC may be imposed on redemptions made within six years of purchase of Class B shares and a 1.00% CDSC may be imposed on redemptions made within one year of purchase of Class C shares. Class I, Class R1, Class R2 and Class R3 shares are offered at NAV and are not subject to a sales charge. Depending upon eligibility, Class B shares convert to either Investor Class or Class A shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, depending upon eligibility, Investor Class shares may convert to Class A shares and Class A shares may convert to Investor Class shares. The eight classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that Class B and Class C shares are subject to higher distribution and/or service fee rates than Investor Class, Class A, Class R2 and Class R3 shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R1 shares are not subject to a distribution and/or service fee. Class R1, Class R2 and Class R3 shares are authorized to pay a shareholder service fee to the Manager, as defined in Note 3(A), its affiliates, or third-party service providers, as compensation for services rendered to shareholders of Class R1, Class R2 or Class R3 shares. This is in addition to any fees paid under a distribution plan, where applicable.

The Fund's investment objective is to seek high total return.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

"Fair value" is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

- Level 1--quoted prices in active markets for identical investments

- Level 2--other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

- Level 3--significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the year ended October 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund may have utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets. For the year ended October 31, 2010, there have been no changes to the fair value methodologies.

The aggregate value by input level, as of October 31, 2010, for the Fund's investments is included at the end of the Fund's Portfolio of Investments.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales price as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in other mutual funds are valued at their NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.


28    MainStay Balanced Fund

Debt securities are valued at the evaluated bid prices supplied by a pricing agent or brokers selected by the Fund's Manager (as defined in Note 3(A)) in consultation with the Fund's Subadvisor (as defined in Note 3(A)) whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Manager, in consultation with the Fund's Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less ("Short-Term Investments") are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are all generally categorized as Level 2 in the hierarchy.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund's Board to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's Manager or Subadvisor reflect the security's market value; and (vi) a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. These securities are generally categorized as Level 3 in the hierarchy. At October 31, 2010, the Fund held securities with a value of $18 that were valued in such a manner.

The Fund adopted Financial Accounting Standards Board Accounting Standards Update No. 2010-06 "Fair Value Measurements and Disclosures" (the "Update"), effective April 30, 2010. The Update requires the Fund to make new disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 measurements in the fair value hierarchy and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The Update also requires that the Fund separately report information on purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements. The Fund recognizes transfers between levels as of the beginning of the period. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 or Level 3 categories listed above. The roll forward activity of Level 3 fair value measurements is included at the end of the Fund's Portfolio of Investments.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Board, the Manager or Subadvisor determines the liquidity of the Fund's investments; in doing so, the Manager or Subadvisor may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in such manner as the Board in good faith deems appropriate to reflect their fair market value.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. Therefore, no federal income tax provision is required.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income, if any, quarterly and distributions of net realized capital and currency gains, if any, annually. Unless the shareholder elects otherwise, all dividends and distributions are reinvested in the same class of shares of the Fund, at NAV. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from GAAP.


                                                   mainstayinvestments.com    29

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method and include gains and losses from repayments of principal on mortgage-backed securities. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased, other than Short-Term Investments, for the Fund are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities or, in the case of a callable security, over the period to the first date of call. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(G) REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements to earn income. The Fund may enter into repurchase agreements only with financial institutions that are deemed by the Manager or Subadvisor (as defined in Note 3(A)) to be creditworthy, pursuant to guidelines established by the Fund's Board. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund.

When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings and possible realized loss to the Fund.

(H) FUTURES CONTRACTS. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security, or securities index.) The Fund is subject to equity price risk and interest rate risk in the normal course of investing in these transactions. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. The Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin." When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. The Fund invests in futures contracts to help manage the duration and yield curve of the portfolio while minimizing the exposure to wider bid/ask spreads in traditional bonds. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAV and may result in a loss to the Fund. As of October 31, 2010, the Fund had no open futures contracts.

(I) SECURITIES LENDING. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act, and relevant guidance by the staff of the Securities and Exchange Commission. In the event the Fund does engage in securities lending, the Fund will lend through its custodian, State Street Bank and Trust Company ("State Street"). State Street will manage the Fund's cash collateral in accordance with the Lending Agreement between the Fund and State Street, and indemnify the Fund's portfolio against counterparty risk. The loans will be collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. The Fund will receive compensation for lending its securities in the form of fees or retain a portion of interest on the investment of any cash received as collateral. The Fund also will continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

Although the Fund and New York Life Investments (as defined in Note 3(A)) have temporarily suspended securities lending, the Fund and New York Life Investments reserve the right to reinstitute lending when deemed appropriate. The Fund had no portfolio securities on loan as of October 31, 2010.


30    MainStay Balanced Fund

(J) RESTRICTED SECURITIES. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. The Fund may not have the right to demand that such securities be registered. Disposal of these securities may involve time-consuming negotiations and expenses and it may be difficult to obtain a prompt sale at an acceptable price. (See Note 5.)

(K) CONCENTRATION OF RISK. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific country, industry or region.

(L) INDEMNIFICATIONS. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.

(M) QUANTITATIVE DISCLOSURE OF DERIVATIVE HOLDINGS. The following tables show additional disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows. These derivatives are not accounted for as hedging instruments.

The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2010 is as follows:

REALIZED GAIN (LOSS)

                             STATEMENT OF     EQUITY
                               OPERATIONS  CONTRACTS
                                 LOCATION       RISK    TOTAL
                        Net realized gain
                               on futures
Futures Contracts            transactions    $83,323  $83,323
                                           ------------------
Total Realized Gain                          $83,323  $83,323
                                           ==================



NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS (1)

                                      EQUITY
                                   CONTRACTS
                                        RISK  TOTAL
Futures Contracts Long (2)                36     36
Futures Contracts Short (2)             (28)    (28)
                                   ================



(1) Amount disclosed represents the weighted average held during the year ended October 31, 2010.

(2) Amount(s) represent(s) number of contracts.

NOTE 3-FEES AND RELATED PARTY TRANSACTIONS

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager also pays the salaries and expenses of all personnel affiliated with the Fund and the operational expenses of the Fund. The fixed-income portion of the Fund is advised by New York Life Investments directly, without a subadvisor. Madison Square Investors LLC ("Madison Square Investors" or "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as Subadvisor to the equity portion of the Fund and is responsible for the day-to-day portfolio management of the equity portion of the Fund. Pursuant to the terms of a Subadvisory Agreement, as amended ("Subadvisory Agreement") between New York Life Investments and the Subadvisor, New York Life Investments pays for the services of the Subadvisor.

The Fund pays the Manager a monthly fee for services performed and facilities furnished at an annual rate of the Fund's average daily net assets as follows:
0.70% up to $1 billion, 0.65% from $1 billion to $2 billion and 0.60% in excess of $2 billion. The effective management fee rate (exclusive of any applicable waivers/reimbursements) was 0.70% for the year ended October 31, 2010.

For the period August 1, 2009 to July 31, 2010, New York Life Investments entered into a written expense limitation agreement under which it agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses for the Fund's Class A shares did not exceed 1.28% of its average daily net assets. New York Life Investments agreed to apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes of the Fund.

Effective August 1, 2010, New York Life Investments entered into a written expense limitation agreement under which it agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses for the Fund's Class A shares do not exceed 1.24% of its average net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes of the Fund. This expense limitation agreement expires on February 28, 2011 and is reviewed annually by the Board in connection with its review of the Fund's investment advisory agreements. Based on its review, the Board may agree to maintain, modify or terminate the agreement. Total ordinary operating expenses excludes taxes, interest, litigation, extraordinary expenses, brokerage, other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

At the December 15, 2010, Board of Trustees meeting, the Board approved an extension of the current written expense limitation agreement through February 28, 2012.


                                                   mainstayinvestments.com    31

For the year ended October 31, 2010, New York Life Investments earned fees from the Fund in the amount of $4,520,653.

State Street, 1 Lincoln Street, Boston, Massachusetts 02111, provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's respective NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, State Street is compensated by New York Life Investments.

(B) DISTRIBUTION, SERVICE AND SHAREHOLDER SERVICE FEES. The Trust, on behalf of the Fund, has entered into a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect, wholly-owned subsidiary of New York Life. The Fund has adopted distribution plans, (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Investor Class, Class A and Class R2 Plans, the Distributor receives a monthly distribution fee from the Investor Class, Class A and Class R2 shares, at an annual rate of 0.25% of the average daily net assets of the Investor Class, Class A and Class R2 shares for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares of the Fund pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares of the Fund for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 Plan, the Distributor receives a monthly distribution and service fee from the Class R3 shares at an annual rate of 0.50% of the average daily net assets of the Class R3 shares. Class I and Class R1 shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

In accordance with the Shareholder Services Plans for the Class R1, Class R2 and Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R1, Class R2 and Class R3 shares. For its services, the Manager is entitled to a Shareholder Service Fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets attributable to the Class R1, Class R2 and Class R3 shares. This is in addition to any fees paid under a distribution plan, where applicable.

Shareholder Service Fees incurred by the Fund for the year ended October 31, 2010, were as follows:

Class R1                               $23,029
----------------------------------------------
Class R2                                54,646
----------------------------------------------
Class R3                                   132
----------------------------------------------



(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Investor Class and Class A shares were $24,106 and $13,199, respectively, for the year ended October 31, 2010. The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Class B and Class C shares of $1,920, $117,039 and $3,366, respectively, for the year ended October 31, 2010.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") pursuant to which BFDS performs certain transfer agent services on behalf of NYLIM Service Company LLC. Transfer agent expenses incurred by the Fund for the year ended October 31, 2010, were as follows:

Investor Class                         $229,334
-----------------------------------------------
Class A                                 321,901
-----------------------------------------------
Class B                                 294,292
-----------------------------------------------
Class C                                 259,286
-----------------------------------------------
Class I                                 446,691
-----------------------------------------------
Class R1                                 48,143
-----------------------------------------------
Class R2                                114,737
-----------------------------------------------
Class R3                                    269
-----------------------------------------------



(E) SMALL ACCOUNT FEE. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. Certain shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually). These fees are included in transfer agent fees shown on the Statement of Operations.

(F) CAPITAL. At October 31, 2010, New York Life and its affiliates beneficially held shares of the Fund with the following values and percentages of net assets as follows:

Class A                             $ 1,575  0.0%++
------------------------------------------------
Class B                               1,241  0.0++
------------------------------------------------
Class C                               1,668  0.0++
------------------------------------------------
Class R1                              1,329  0.0++
------------------------------------------------
Class R2                              1,308  0.0++
------------------------------------------------
Class R3                             10,647  6.3
------------------------------------------------



++ Less than one-tenth of a percent.

(G) OTHER. Pursuant to the Management Agreement, a portion of the cost of legal services provided to the Fund by the Office of the General Counsel of New York Life Investments is payable directly by the Fund. For the year ended October 31, 2010, these fees, which are included in professional fees shown on the Statement of Operations, were $68,747.


32    MainStay Balanced Fund

NOTE 4-FEDERAL INCOME TAX

As of October 31, 2010, the components of accumulated gain (loss) on a tax basis were as follows:

               ACCUMULATED
                   CAPITAL          OTHER        UNREALIZED           TOTAL
 ORDINARY        AND OTHER      TEMPORARY      APPRECIATION     ACCUMULATED
   INCOME      GAIN (LOSS)    DIFFERENCES    (DEPRECIATION)     GAIN (LOSS)
 $414,167    $(121,112,450)           $--       $61,248,855    $(59,449,428)
--------------------------------------------------------- -----------------



The difference between book-basis and tax basis unrealized depreciation is primarily due to wash sale deferral, real estate investment trusts ("REITs") basis adjustments and class action payments basis adjustments.

The following table discloses the current year reclassifications between undistributed net investment income and accumulated net realized loss on investments arising from permanent differences; net assets at October 31, 2010 were not affected.

                      ACCUMULATED
  UNDISTRIBUTED      NET REALIZED
 NET INVESTMENT       GAIN (LOSS)         ADDITIONAL
  INCOME (LOSS)    ON INVESTMENTS    PAID-IN CAPITAL
      $(150,074)         $150,074           $     --
---------------------------------------- -----------



The reclassifications for the Fund are primarily due to return of capital and capital gain distributions from REITs.

At October 31, 2010, for federal income tax purposes, capital loss carryforwards of $121,112,450 were available as shown in the table below, to the extent provided by the regulations to offset future realized gains of the Fund through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

      CAPITAL LOSS        CAPITAL LOSS
    AVAILABLE THROUGH    AMOUNTS (000'S)
           2016             $ 25,929
           2017               95,183
---------------------------------- -----
          Total             $121,112
---------------------------------- -----



The Fund utilized $41,425,100 of capital loss carryforwards during the year ended October 31, 2010.

The tax character of distributions paid during the years ended October 31, 2010 and October 31, 2009 shown in the Statements of Changes in Net Assets, was as follows:

                                     2010       2009
Distributions paid from:
  Ordinary Income              $8,344,463  $8,250,469
-----------------------------------------------------



NOTE 5-RESTRICTED SECURITY

As of October 31, 2010, the Fund held the following restricted security:

                                             DATE OF    PRINCIPAL               10/31/10    PERCENTAGE OF
 SECURITY                                ACQUISITION       AMOUNT       COST       VALUE      NET ASSETS
At Home Corp. Convertible Bond
4.75%, due 12/31/49                          7/25/01     $177,810    $13,325         $18              0.0%++
---------------------------------------------------------------------------------------------------------



++ Less than one-tenth of a percent.

NOTE 6-CUSTODIAN

State Street is the custodian of the cash and the securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 7-LINE OF CREDIT

The Fund and certain affiliated funds maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.

Effective September 1, 2010, under an amended credit agreement, the aggregate commitment amount is $125,000,000 with an optional maximum amount of $175,000,000. The commitment rate is an annual rate of 0.10% of the average commitment amount, plus an annual 0.02% up-front payment payable, regardless of usage, to The Bank of New York Mellon, which serves as the agent to the syndicate. The commitment fee and up-front payment are allocated among certain MainStay Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate or the one month LIBOR rate, whichever is higher. Prior to September 1, 2010, the aggregate commitment amount was $125,000,000 with an annualized commitment fee rate of 0.10% of the average commitment amount, plus an up-front payment of 0.04% paid to The Bank of New York Mellon. The line of credit expires on August 31, 2011. There were no borrowings made or outstanding with respect to the Fund on the Credit Agreement during the year ended October 31, 2010.

NOTE 8-PURCHASES AND SALES OF SECURITIES (IN 000'S)

During the year ended October 31, 2010, purchases and sales of U.S. Government securities were $255,458 and $287,134, respectively. Purchases and sales of securities, other than U.S. Government securities and short-term securities, were $522,366 and $585,695, respectively.


                                                   mainstayinvestments.com    33

NOTE 9-CAPITAL SHARE TRANSACTIONS

 INVESTOR CLASS                        SHARES        AMOUNT
Year ended October 31, 2010:
Shares sold                           204,490  $  4,876,415
Shares issued to shareholders in
  reinvestment of dividends            30,184       718,203
Shares redeemed                      (359,637)   (8,539,807)
                                   ------------------------
Net increase (decrease) in shares
  outstanding before conversion      (124,963)   (2,945,189)
Shares converted into Investor
  Class (See Note 1)                  140,203     3,343,928
Shares converted from Investor
  Class (See Note 1)                 (119,199)   (2,841,265)
                                   ------------------------
Net increase (decrease)              (103,959) $ (2,442,526)
                                   ========================
Year ended October 31, 2009:
Shares sold                           224,107  $  4,373,824
Shares issued to shareholders in
  reinvestment of dividends            33,512       645,645
Shares redeemed                      (453,376)   (8,757,870)
                                   ------------------------
Net increase (decrease) in shares
  outstanding before conversion      (195,757)   (3,738,401)
Shares converted into Investor
  Class (See Note 1)                  275,972     5,144,758
Shares converted from Investor
  Class (See Note 1)                 (166,478)   (3,653,609)
                                   ------------------------
Net increase (decrease)               (86,263) $ (2,247,252)
                                   ========================


 CLASS A                               SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                           430,521  $ 10,240,316

Shares issued to shareholders in
  reinvestment of dividends            83,747     1,990,202

Shares redeemed                    (1,511,721)  (35,837,153)
                                   ------------------------


Net increase (decrease) in shares
  outstanding before conversion      (997,453)  (23,606,635)

Shares converted into Class A
  (See Note 1)                        196,436     4,680,636

Shares converted from Class A
  (See Note 1)                        (34,747)     (846,621)

Shares converted from Class A (a)     (37,263)     (871,593)
                                   ------------------------


Net increase (decrease)              (873,027) $(20,644,213)
                                   ========================


Year ended October 31, 2009:

Shares sold                           480,855  $  9,384,382

Shares issued to shareholders in
  reinvestment of dividends           101,775     1,962,498

Shares redeemed                    (2,646,009)  (50,495,231)
                                   ------------------------


Net increase (decrease) in shares
  outstanding before conversion    (2,063,379)  (39,148,351)

Shares converted into Class A
  (See Note 1)                        253,284     5,342,659

Shares converted from Class A
  (See Note 1)                       (142,085)   (2,614,756)
                                   ------------------------


Net increase (decrease)            (1,952,180) $(36,420,448)
                                   ========================



 CLASS B                               SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                           197,249  $  4,675,263

Shares issued to shareholders in
  reinvestment of dividends            13,588       324,735

Shares redeemed                      (584,228)  (13,816,972)
                                   ------------------------


Net increase (decrease) in shares
  outstanding before conversion      (373,391)   (8,816,974)

Shares converted from Class B
  (See Note 1)                       (183,433)   (4,336,678)
                                   ------------------------


Net increase (decrease)              (556,824) $(13,153,652)
                                   ========================


Year ended October 31, 2009:

Shares sold                           271,760  $  5,281,597

Shares issued to shareholders in
  reinvestment of dividends            18,573       344,161

Shares redeemed                      (859,439)  (16,475,970)
                                   ------------------------


Net increase (decrease) in shares
  outstanding before conversion      (569,106)  (10,850,212)

Shares converted from Class B
  (See Note 1)                       (221,563)   (4,219,052)
                                   ------------------------


Net increase (decrease)              (790,669) $(15,069,264)
                                   ========================



 CLASS C                               SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                           165,215  $  3,918,928

Shares issued to shareholders in
  reinvestment of dividends             9,802       234,159

Shares redeemed                      (661,972)  (15,608,746)
                                   ------------------------


Net increase (decrease)              (486,955) $(11,455,659)
                                   ========================


Year ended October 31, 2009:

Shares sold                           245,889  $  4,747,176

Shares issued to shareholders in
  reinvestment of dividends            14,237       263,638

Shares redeemed                    (1,349,419)  (25,514,731)
                                   ------------------------


Net increase (decrease)            (1,089,293) $(20,503,917)
                                   ========================



 CLASS I                               SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                         1,887,081  $ 44,810,235

Shares issued to shareholders in
  reinvestment of dividends           150,853     3,588,206

Shares redeemed                    (2,713,200)  (64,655,595)
                                   ------------------------


Net increase (decrease) in shares
  outstanding before conversion      (675,266)  (16,257,154)

Shares converted into Class I (a)      37,184       871,593
                                   ------------------------


Net increase (decrease)              (638,082) $(15,385,561)
                                   ========================


Year ended October 31, 2009:

Shares sold                         1,816,150  $ 35,594,202

Shares issued to shareholders in
  reinvestment of dividends           175,382     3,402,416

Shares redeemed                    (2,814,473)  (54,060,892)
                                   ------------------------


Net increase (decrease)              (822,941) $(15,064,274)
                                   ========================




34    MainStay Balanced Fund

 CLASS R1                              SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                           124,464  $  2,958,628

Shares issued to shareholders in
  reinvestment of dividends            14,742       350,029

Shares redeemed                      (755,942)  (17,615,068)
                                   ------------------------


Net increase (decrease)              (616,736) $(14,306,411)
                                   ========================


Year ended October 31, 2009:

Shares sold                           365,340  $  7,204,418

Shares issued to shareholders in
  reinvestment of dividends            22,820       444,011

Shares redeemed                      (272,821)   (5,261,657)
                                   ------------------------


Net increase (decrease)               115,339  $  2,386,772
                                   ========================



 CLASS R2                              SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                           762,834  $ 18,013,377

Shares issued to shareholders in
  reinvestment of dividends            31,146       738,250

Shares redeemed                    (1,869,166)  (43,465,598)
                                   ------------------------


Net increase (decrease)            (1,075,186) $(24,713,971)
                                   ========================


Year ended October 31, 2009:

Shares sold                           992,150  $ 19,106,857

Shares issued to shareholders in
  reinvestment of dividends            40,982       790,312

Shares redeemed                    (1,122,559)  (21,688,189)
                                   ------------------------


Net increase (decrease)               (89,427) $ (1,791,020)
                                   ========================



 CLASS R3                              SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                             3,750  $     89,620

Shares issued to shareholders in
  reinvestment of dividends                62         1,480

Shares redeemed                        (1,046)      (24,638)
                                   ------------------------


Net increase (decrease)                 2,766  $     66,462
                                   ========================


Year ended October 31, 2009:

Shares sold                             2,724  $     55,324

Shares issued to shareholders in
  reinvestment of dividends                36           709

Shares redeemed                        (1,116)      (23,475)
                                   ------------------------


Net increase (decrease)                 1,644  $     32,558
                                   ========================




(a) In addition to any automatic conversion features described above in Note 1 with respect to Investor Class, Class A and B shares, an investor generally may also elect to convert their shares on a voluntary basis into another share class of the same fund for which an investor is eligible. However, the following limitations apply:

  - Investor Class and Class A shares that remain subject to a CDSC are ineligible for a voluntary conversion; and

  - All Class B and C shares are ineligible for a voluntary conversion.

  These limitations do not impact any automatic conversion features described in
  Note 1 with respect to Investor Class, Class A and B shares.

  An investor or an investor's financial intermediary may contact the Fund to request a voluntary conversion between shares classes of the same Fund. An investor may be required to provide sufficient information to establish eligibility to convert to the new share class. All permissible conversions will be made on the basis of the relevant NAVs of the two classes without the imposition of any sales load, fee or other charge. If an investor fails to remain eligible for the new share class, an investor may automatically be converted back to their original share class, or into another share class, if appropriate.

NOTE 10-SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Fund as of and for the fiscal year ended October 31, 2010, events and transactions subsequent to October 31, 2010 through the date the financial statements were issued have been evaluated by the Fund's management for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustments or disclosure have been identified other than the extension of the written expense limitation agreement, as disclosed in Note 3(A) to these financial statements.


                                                   mainstayinvestments.com    35

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
Eclipse Funds:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MainStay Balanced Fund ("the Fund"), one of the funds constituting Eclipse Funds as of October 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MainStay Balanced Fund of Eclipse Funds as of October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
December 23, 2010


36    MainStay Balanced Fund

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act") requires that each mutual fund's board of directors/trustees, including a majority of the independent directors/trustees, annually review and approve the fund's investment advisory agreements. At its June 29-30, 2010 meeting, the Board of Directors/Trustees of the MainStay Group of Funds ("Board") unanimously approved the Management Agreement between the MainStay Balanced Fund ("Fund") and New York Life Investment Management LLC ("New York Life Investments"), and the Subadvisory Agreement between New York Life Investments and Madison Square Investors LLC ("MSI") on behalf of the Fund.

In reaching its decisions to approve these agreements (the "Agreements"), the Board considered information prepared specifically in connection with the contract review process that took place at various meetings between December 2009 and June 2010, as well as information furnished to it throughout the year at regular and special Board meetings. Information requested by and provided to the Board specifically in connection with the contract review process included, among other things, reports on the Fund prepared by Strategic Insight Mutual Fund Research and Consulting LLC ("Strategic Insight"), an independent third-party service provider engaged by the Board to report objectively on the Fund's investment performance, management and subadvisory fees and ordinary operating expenses. The Board also requested and received information from New York Life Investments and MSI on the fees charged to other investment advisory clients (including institutional separate accounts) that follow investment strategies similar to the Fund, and the rationale for any differences in the Fund's management and/or subadvisory fee and the fees charged to such institutional products. In addition, the Board requested and received information on the profitability of the Fund to New York Life Investments and its affiliates, including MSI as subadviser to the equity component of the Fund, and responses to several comprehensive lists of questions encompassing a variety of topics prepared on behalf of the Board by independent legal counsel to the Board and its independent directors/trustees (the "Independent Trustees"). Information provided to the Board at its meetings throughout the year included, among other things, detailed investment performance reports on the Fund prepared by the Investment Consulting Group at New York Life Investments. The structure and format for this regular reporting was developed in consultation with the Board. The Board also received throughout the year, among other things, periodic reports on legal and compliance matters, portfolio turnover, and sales and marketing activity.

In determining to approve the Agreements, the members of the Board reviewed and evaluated all of the information and factors they believed to be relevant and appropriate in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment. The broad factors considered by the Board are discussed in greater detail below, and included, among other things: (i) the nature, extent, and quality of the services provided to the Fund by New York Life Investments and MSI; (ii) the investment performance of the Fund, New York Life Investments and MSI; (iii) the costs of the services provided, and profits realized, by New York Life Investments and its affiliates, including MSI as subadviser to the Fund, from their relationship with the Fund; (iv) the extent to which economies of scale may be realized as the Fund grows, and the extent to which economies of scale may benefit Fund investors; and (v) the reasonableness of the Fund's management and subadvisory fee levels and overall total ordinary operating expenses, particularly as compared to similar funds and accounts managed by New York Life Investments and third-party "peer funds" identified by Strategic Insight.

While individual members of the Board may have weighed certain factors differently, the Board's decisions to approve the Agreements were based on a comprehensive consideration of all the information provided to the Board, including information provided to the Board throughout the year and specifically in connection with the contract review process. The Board's conclusions with respect to the Agreements also were based, in part, on the Board's consideration of the Agreements in prior years. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to shareholders of the Fund, and that the Fund's shareholders, having had the opportunity to consider alternative investment products and services, have chosen to invest in the Fund. A more detailed discussion of the factors that figured prominently in the Board's decisions to approve the Agreements is provided below.

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY NEW YORK LIFE INVESTMENTS AND MSI

In considering the approval of the Agreements, the Board examined the nature, extent and quality of the services that New York Life Investments provides to the Fund. The Board evaluated New York Life Investments' experience in serving as manager of the Fund, noting that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience with overseeing affiliated and non-affiliated subadvisers. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative services to the Fund and investment advisory services to the fixed income component of the Fund, as well as New York Life Investments' reputation and financial condition. In this regard, the Board considered the experience of the Fund's portfolio managers, the number of accounts managed by the portfolio managers and New York Life Investments' method for compensating portfolio managers. The Board considered New York Life Investments' performance in fulfilling its responsibilities for overseeing the Fund's legal and compliance environment, for overseeing MSI's compliance with the Fund's policies and investment objectives, and for implementing Board directives as they relate to the Fund. The Board considered New York Life Investments' willingness to invest in personnel that benefit the Fund, and noted that New York Life Investments also is responsible for paying all of the salaries and expenses for the Fund's officers. The Board also considered the benefits to shareholders of being part of the MainStay Group of Funds, including the privilege of exchanging investments between the same class of shares without the imposition of a sales charge, as described more fully in the Fund's prospectus.

The Board also examined the nature, extent and quality of the services that MSI provides to the equity component of the Fund. The Board evaluated MSI's experience in serving as subadviser to the Fund and managing other portfolios. It examined MSI's track record and experience in providing investment advisory services, the experience of investment

                                                   mainstayinvestments.com    37

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (UNAUDITED) (CONTINUED)




advisory, senior management and administrative personnel at MSI, and MSI's overall legal and compliance environment. The Board also reviewed MSI's willingness to invest in personnel designed to benefit the Fund. In this regard, the Board considered the experience of the Fund's portfolio managers, the number of accounts managed by the portfolio managers and the method for compensating portfolio managers.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Fund likely would continue to benefit from the nature, extent and quality of these services as a result of New York Life Investments' and MSI's experience, personnel, operations and resources.

INVESTMENT PERFORMANCE

In evaluating the Fund's investment performance, the Board considered investment performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered the detailed investment performance reports provided by New York Life Investments' Investment Consulting Group on the Fund throughout the year. These reports include, among other things, information on the Fund's gross and net returns, the Fund's investment performance relative to relevant investment categories and Fund benchmarks, the Fund's risk-adjusted investment performance, and the Fund's investment performance as compared to similar competitor funds, as appropriate. The Board also considered information provided by Strategic Insight showing the investment performance of the Fund as compared to peer funds.

In considering the Fund's investment performance, the Board focused principally on the Fund's long-term performance track record. The Board also gave weight to its ongoing discussions with senior management at New York Life Investments concerning the Fund's investment performance, as well as discussions between the Fund's portfolio managers and the Board that occurred at meetings from time to time throughout the year and in previous years. The Board also considered any specific actions that New York Life Investments had taken, or had agreed with the Board to take, to enhance Fund investment performance, and the results of those actions.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the long-term investment performance of the Fund, along with ongoing efforts by New York Life Investments and MSI to enhance investment returns, supported a determination to approve the Agreements. The Fund discloses more information about investment performance in the Portfolio Management Discussion and Analysis, Investment and Performance Comparison and Financial Highlights sections of this Annual Report and in the Fund's prospectus.

COSTS OF THE SERVICES PROVIDED, AND PROFITS TO BE REALIZED, BY NEW YORK LIFE INVESTMENTS AND MSI

The Board considered the costs of the services provided by New York Life Investments and MSI under the Agreements, and the profits realized by New York Life Investments and its affiliates due to their relationships with the Fund. Because MSI is an affiliate of New York Life Investments whose subadvisory fees are paid directly by New York Life Investments, the Board considered cost and profitability information for New York Life Investments and MSI in the aggregate.

In evaluating any costs and profits of New York Life Investments and its affiliates, including MSI, due to their relationships with the Fund, the Board considered, among other things, each party's investments in personnel, systems, equipment and other resources necessary to manage the Fund, and the fact that New York Life Investments is responsible for paying the subadvisory fees for the Fund. The Board acknowledged that New York Life Investments and MSI must be in a position to pay and retain experienced professional personnel to provide services to the Fund, and that New York Life Investments' ability to maintain a strong financial position is important in order for New York Life Investments to continue to provide high-quality services to the Fund. The Board noted, for example, costs borne by New York Life Investments and its affiliates due to new and ongoing regulatory and compliance requirements. The Board also noted that the Fund benefits from the allocation of certain fixed costs across the MainStay Group of Funds.

In addition, the Board noted the difficulty in obtaining reliable comparative data about mutual fund managers' profitability, since such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager's organization, the types of funds it manages, and the manager's capital structure and costs of capital. While recognizing the difficulty in evaluating a manager's profitability with respect to the Fund, and noting that other profitability methodologies may also be reasonable, the Board concluded that the profitability methodology presented by New York Life Investments to the Board, which was developed by New York Life Investments in consultation with an independent consultant, was reasonable in all material respects.

In considering the costs and profitability of the Fund, the Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with the Fund. The Board recognized, for example, the benefits to MSI from legally permitted "soft-dollar" arrangements by which brokers provide research and other services to MSI in exchange for commissions paid by the Fund with respect to trades on the Fund's portfolio securities.

The Board further considered that, in addition to fees earned by New York Life Investments for managing the Fund, New York Life Investments' affiliates also earn revenues from serving the Fund in various other capacities, including as the Fund's transfer agent and distributor. The information provided to the Board indicated that the profitability to New York Life Investments and its affiliates arising directly from these other arrangements was not significant. The Board noted that, although it assessed the overall profitability of the Fund to New York Life Investments and its affiliates as part of the annual contract review process, when considering the reasonableness of the fees to be paid to New York Life Investments and its affiliates under the Agreements, the Board considered the profitability of New York Life Investments' relationship with the Fund on a pre-tax basis, and without regard to distribution expenses.

After evaluating the information presented to the Board, the Board concluded, within the context of its overall determinations regarding the Agreements, that any profits realized by New York Life Investments and its affiliates (including
MSI) due to their relationships with the Fund supported the Board's determination to approve the Agreements.


38    MainStay Balanced Fund

EXTENT TO WHICH ECONOMIES OF SCALE MAY BE REALIZED AS THE FUND GROWS

The Board also considered whether the Fund's expense structure permitted economies of scale to be shared with Fund investors. The Board reviewed information from New York Life Investments showing how the Fund's management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from Strategic Insight showing how the Fund's management fee schedule hypothetically would compare with fees paid for similar services by peer funds at varying asset levels. The Board noted the extent to which the Fund benefits from any breakpoints or expense limitations. While recognizing the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with the Fund in a number of ways, including, for example, through the imposition of management fee breakpoints and by initially setting relatively lower management fees.

Based on this information, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Fund's expense structure appropriately reflects economies of scale for the benefit of Fund investors. The Board noted, however, that it would continue to evaluate the reasonableness of the Fund's expense structure as the Fund grows over time.

MANAGEMENT AND SUBADVISORY FEES AND TOTAL ORDINARY OPERATING EXPENSES

The Board evaluated the reasonableness of the fees to be paid under the Agreements and the Fund's expected total ordinary operating expenses. The Board primarily considered the reasonableness of the overall management fees paid by the Fund to New York Life Investments, since the fees to be paid to MSI are paid by New York Life Investments, not the Fund. The Board also considered the impact of the Fund's expense limitation arrangements pursuant to which New York Life Investments has agreed to limit the Fund's total ordinary operating expenses. In addition, the Board noted that while the Fund had relatively high fees as compared to the "peer fund" group identified by Strategic Insight. However, the Board recognized certain limitations in the Strategic Insight peer group for the Fund. The Board also noted that it would continue to monitor the fees, expenses and investment performance of the Fund closely going forward.

In assessing the reasonableness of the Fund's fees and expenses, the Board primarily considered comparative data provided by Strategic Insight on the fees and expenses charged by similar mutual funds managed by other investment advisers. In addition, the Board considered information provided by New York Life Investments and MSI on fees charged to other investment advisory clients, including institutional separate accounts and other funds with similar investment objectives as the Fund. In this regard, the Board took into account explanations from New York Life Investments and MSI about the different scope of services provided to retail mutual funds as compared with other investment advisory clients.

The Board noted that, outside of the Fund's management fee and the fees charged under a share class's Rule 12b-1 and/or shareholder services plans, a share class's most significant "other expenses" are transfer agent fees. Transfer agent fees are charged to the Fund based on the number of shareholder accounts (a "per-account" fee) as compared with certain other fees (e.g., management fees), which are charged based on the Fund's average net assets. The Board took into account information from New York Life Investments showing that the Fund's transfer agent fee schedule is reasonable, including industry data showing that the per-account fees that NYLIM Service Company LLC, the Fund's transfer agent, charges the Fund are within the range of per-account fees charged by transfer agents to other mutual funds. In addition, the Board considered representations from New York Life Investments that NYLIM Service Company LLC historically has realized only modest profitability from providing transfer agent services to the Funds.

The Board observed that, because the Fund's transfer agent fees are billed on a per-account basis, the impact of transfer agent fees on a share class's expense ratio may be more significant in cases where the share class has a high number of accounts with limited assets (i.e., small accounts). The Board noted that transfer agent fees are a significant portion of total expenses of many funds in the MainStay Group of Funds. The impact of transfer agent fees on the expense ratios of these MainStay Funds tends to be greater than for other open-end retail funds because the MainStay Group of Funds generally has a significant number of small accounts relative to competitor funds. The Board noted the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life Insurance Company ("New York Life") policyholders, who often maintain smaller account balances than other fund investors. The Board discussed measures that it and New York Life Investments have taken in recent years to mitigate the effect of small accounts on the expense ratios of Fund share classes, including: (i) encouraging New York Life agents to consolidate multiple small accounts held by the same investor into one MainStay Asset Allocation Fund account; (ii) increasing investment minimums from $500 to $1,000 in 2003; (iii) closing small accounts with balances below $500;
(iv) since 2007, charging an annual $20.00 small account fee on certain accounts with balances below $1,000; (v) modifying the approach for billing transfer agent expenses to reduce the degree of subsidization by large accounts of smaller accounts; and (vi) introducing Investor Class shares for certain MainStay Funds in early 2008 to consolidate smaller account investors.

After considering all of the factors outlined above, and following negotiations with the Board, the Board accepted New York Life Investments' proposal, at the request of the Board, to modify the expense limitations on the Fund's share classes in order to increase the amount of class expenses subsidized by New York Life Investments.

Based on these considerations, the Board concluded that the Fund's management and subadvisory fees and total ordinary operating expenses were within a range that is competitive and, within the context of the Board's overall conclusions regarding the Agreements, support a conclusion that these fees and expenses are reasonable.

CONCLUSION

On the basis of the information provided to it and its evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Agreements.


                                                   mainstayinvestments.com    39

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the fiscal year ended October 31, 2010, the Fund designated approximately $7,021,529 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.

The dividends paid by the Fund during the fiscal year ended October 31, 2010, should be multiplied by 82.4% to arrive at for the corporate dividends received deduction.

In February 2011, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099 which will show the federal tax status of the distributions received by shareholders in calendar year 2009. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2010.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that New York Life Investments uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Funds's website at mainstayinvestments.com; and (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request by calling 800-MAINSTAY (624-6782); visiting the Funds' website at mainstayinvestments.com; or on the SEC's website at www.sec.gov.


SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Funds' Form N-Q is available without charge, on the SEC's website at www.sec.gov or by calling MainStay Investments at 800-MAINSTAY (624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


40    MainStay Balanced Fund

BOARD MEMBERS AND OFFICERS (UNAUDITED)

The Board Members oversee the MainStay Group of Funds (which is comprised of Funds that are series of The MainStay Funds, Eclipse Funds, Eclipse Funds Inc., MainStay Funds Trust, and MainStay VP Series Fund, Inc.) (collectively, the "Fund Complex"), the Manager and, when applicable, the Subadvisor(s). Each Board Member serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Board Member shall tender his or her resignation upon reaching age 72. A Board Member reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee.

Officers serve a term of one year and are elected annually by the Board Members. The business address of each Board Member and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Board Members and is available without charge, upon request, by calling 800-MAINSTAY (624-6782) or by going online to mainstayinvestments.com.

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBER*

JOHN Y. KIM      Indefinite;                      Member of the Board of                66        None
9/24/60          ECLIPSE FUNDS: Trustee since     Managers, President and Chief
                 2008 (2 funds);                  Executive Officer (since 2008)
                 ECLIPSE FUNDS INC.: Director     of New York Life Investment
                 since 2008 (1 fund);             Management LLC and New York
                 THE MAINSTAY FUNDS: Trustee      Life Investment Management
                 since 2008 (14 funds);           Holdings LLC; Executive Vice
                 MAINSTAY FUNDS TRUST: Trustee    President, New York Life
                 since 2009 (29 funds); and       Insurance Company (since
                 MAINSTAY VP SERIES FUND, INC.:   2008); Member of the Board,
                 Director since 2008 (20          MacKay Shields LLC (since
                 portfolios).                     2008); Chairman of the Board,
                                                  Institutional Capital LLC,
                                                  Madison Capital Funding LLC,
                                                  Madison Square Investors LLC
                                                  and McMorgan & Company LLC,
                                                  Chairman of the Board and
                                                  Chief Executive Officer,
                                                  NYLIFE Distributors LLC (since
                                                  2008); Chairman of the Board,
                                                  NYLCAP Manager, LLC (since
                                                  2008); Executive Vice
                                                  President, NYLIFE Insurance
                                                  Company of Arizona and
                                                  New York Life Insurance and
                                                  Annuity Corporation (since
                                                  2008); President, Prudential
                                                  Retirement, a business unit of
                                                  Prudential Financial, Inc.
                                                  (2002 to 2007)
-----------------------------------------------------------------------------------------------------------------------------



   * This Board Member is considered to be an "interested person" of the MainStay Group of Funds within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column entitled "Principal Occupation(s) During the Past Five Years."


                                                   mainstayinvestments.com    41

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

SUSAN B. KERLEY  Indefinite;                      President, Strategic                  66        Trustee, Legg Mason
8/12/51          ECLIPSE FUNDS: Chairman since    Management Advisors LLC (since                  Partners Funds, Inc., since
                 2005, and Trustee since 2000     1990)                                           1991 (60 portfolios)
                 (2 funds);
                 ECLIPSE FUNDS INC.: Chairman
                 since 2005 and Director since
                 1990
                 (1 fund);
                 THE MAINSTAY FUNDS: Chairman
                 and Board Member since 2007
                 (14 funds);
                 MAINSTAY FUNDS TRUST: Chairman
                 and Trustee since 2009 (29
                 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Chairman and Director since
                 2007 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ALAN R. LATSHAW  Indefinite;                      Retired; Partner, Ernst &             66        Trustee, State Farm
3/27/51          ECLIPSE FUNDS: Trustee and       Young LLP (2002 to 2003);                       Associates Funds Trusts
                 Audit Committee Financial        Partner, Arthur Andersen LLP                    since 2005 (4 portfolios);
                 Expert since 2007 (2 funds);     (1989 to 2002); Consultant to                   Trustee, State Farm Mutual
                 ECLIPSE FUNDS INC.: Director     the MainStay Funds Audit and                    Fund Trust since 2005 (15
                 and Audit Committee Financial    Compliance Committee (2004 to                   portfolios); Trustee, State
                 Expert since 2007 (1 fund);      2006)                                           Farm Variable Product Trust
                 THE MAINSTAY FUNDS: Trustee                                                      since 2005 (9 portfolios)
                 and Audit Committee Financial
                 Expert since 2006 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 and Audit Committee Financial
                 Expert since 2009 (29 funds);
                 and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director and Audit Committee
                 Financial Expert since 2007
                 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
PETER MEENAN     Indefinite;                      Independent Consultant;               66        None
12/5/41          ECLIPSE FUNDS: Trustee since     President and Chief Executive
                 2002 (2 funds);                  Officer, Babson--United, Inc.
                 ECLIPSE FUNDS INC.: Director     (financial services firm)
                 since 2002 (1 fund);             (2000 to 2004); Independent
                 THE MAINSTAY FUNDS: Trustee      Consultant (1999 to 2000);
                 since 2007 (14 funds);           Head of Global Funds, Citicorp
                 MAINSTAY FUNDS TRUST: Trustee    (1995 to 1999)
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2007 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------


42    MainStay Balanced Fund

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

RICHARD H.       Indefinite;                      Managing Director, ICC Capital        66        None
NOLAN, JR.       ECLIPSE FUNDS: Trustee since     Management;
11/16/46         2007 (2 funds);                  President--Shields/Alliance,
                 ECLIPSE FUNDS INC.: Director     Alliance Capital Management
                 since 2007 (1 fund);             (1994 to 2004)
                 THE MAINSTAY FUNDS: Trustee
                 since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2006 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
RICHARD S.       Indefinite;                      Chairman and Chief Executive          66        None
TRUTANIC         ECLIPSE FUNDS: Trustee since     Officer Somerset & Company
2/13/52          2007 (2 funds);                  (financial advisory firm)
                 ECLIPSE FUNDS INC.: Director     (since 2004); Managing
                 since 2007 (1 fund);             Director The Carlyle Group
                 THE MAINSTAY FUNDS: Trustee      (private investment firm)
                 since 1994 (14 funds);           (2002 to 2004); Senior
                 MAINSTAY FUNDS TRUST: Trustee    Managing Director, Partner and
                 since 2009 (29 funds); and       Board Member, Groupe Arnault
                 MAINSTAY VP SERIES FUND, INC.:   S.A. (private investment firm)
                 Director since 2007 (20          (1999 to 2002)
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ROMAN L. WEIL    Indefinite;                      V. Duane Rath Professor               66        None
5/22/40          ECLIPSE FUNDS:                   Emeritus of Accounting,
                 Trustee and Audit Committee      Chicago Booth School of
                 Financial Expert since 2007 (2   Business, University of
                 funds);                          Chicago; President, Roman L.
                 ECLIPSE FUNDS INC.: Director     Weil Associates, Inc.
                 and Audit Committee Financial    (consulting firm)
                 Expert since 2007 (1 fund);
                 THE MAINSTAY FUNDS: Trustee
                 and Audit Committee Financial
                 Expert since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1994 and Audit
                 Committee Financial Expert
                 since 2003 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------


                                                   mainstayinvestments.com    43

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

JOHN A. WEISSER  Indefinite;                      Retired. Managing Director of         66        Trustee, Direxion Funds (32
10/22/41         ECLIPSE FUNDS:                   Salomon Brothers, Inc. (1971                    portfolios) and Direxion
                 Trustee since 2007 (2 funds);    to 1995)                                        Insurance Trust (1
                 ECLIPSE FUNDS INC.: Director                                                     portfolio) since 2007;
                 since 2007 (1 fund);                                                             Trustee, Direxion Shares
                 THE MAINSTAY FUNDS: Trustee                                                      ETF Trust, since 2008 (36
                 since 2007 (14 funds);                                                           portfolios)
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1997 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------





44    MainStay Balanced Fund

   The following individuals have been appointed by the Board Members to serve as Officers of the MainStay Group of Funds.

                 POSITIONS(S) HELD
NAME AND         WITH THE FUNDS                   PRINCIPAL OCCUPATION(S)
DATE OF BIRTH    AND LENGTH OF SERVICE            DURING PAST FIVE YEARS

--------------------------------------------------------------------------------

OFFICERS

JACK R.          Treasurer and Principal          Assistant Treasurer, New York
BENINTENDE       Financial and Accounting         Life Investment Management
5/12/64          Officer, Eclipse Funds,          Holdings LLC (since 2008);
                 Eclipse Funds, Inc. and The      Managing Director, New York
                 MainStay Funds (since 2007),     Life Investment Management LLC
                 MainStay Funds Trust (since      (since 2007); Treasurer and
                 2009)                            Principal Financial and
                                                  Accounting Officer, MainStay
                                                  VP Series Fund, Inc.; Vice
                                                  President, Prudential
                                                  Investments (2000 to 2007);
                                                  Assistant Treasurer,
                                                  JennisonDryden Family of
                                                  Funds, Target Portfolio Trust,
                                                  The Prudential Series Fund and
                                                  American Skandia Trust (2006
                                                  to 2007); Treasurer and
                                                  Principal Financial Officer,
                                                  The Greater China Fund (2007)
--------------------------------------------------------------------------------
JEFFREY A.       Vice President and Chief         Managing Director, Compliance
ENGELSMAN        Compliance Officer, Eclipse      (since 2009), Director and
9/28/67          Funds, Eclipse Funds, Inc.,      Associate General Counsel, New
                 The MainStay Funds and           York Life Investment
                 MainStay Funds Trust (since      Management LLC (2005 to 2008);
                 2009)                            Assistant Secretary, NYLIFE
                                                  Distributors LLC (2006 to
                                                  2008); Assistant Secretary
                                                  NYLIFE Distributors LLC (2006
                                                  to 2008); Vice President and
                                                  Chief Compliance Officer,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2009); Assistant
                                                  Secretary, The MainStay Funds
                                                  and ICAP Funds, Inc. (2006 to
                                                  2008); Assistant Secretary,
                                                  Eclipse Funds, Eclipse Funds,
                                                  Inc. and MainStay VP Series
                                                  Fund, Inc. (2005 to 2008);
                                                  Director and Senior Counsel,
                                                  Deutsche Bank Asset Management
                                                  (1999 to 2005)
--------------------------------------------------------------------------------
STEPHEN P.       President, Eclipse Funds,        Manager, President and Chief
FISHER           Eclipse Funds, Inc. and The      Operating Officer, NYLIFE
2/22/59          MainStay Funds (since 2007),     Distributors LLC (since 2008);
                 MainStay Funds Trust (since      Chairman of the Board, NYLIM
                 2009)                            Service Company LLC (since
                                                  2008); Senior Managing
                                                  Director and Chief Marketing
                                                  Officer, New York Life
                                                  Investment Management LLC
                                                  (since 2005); Managing
                                                  Director--Retail Marketing,
                                                  New York Life Investment
                                                  Management LLC (2003 to 2005);
                                                  President, MainStay VP Series
                                                  Fund, Inc. (since 2007)
--------------------------------------------------------------------------------
J. KEVIN GAO     Secretary and Chief Legal        Managing Director and
10/13/67         Officer, Eclipse Funds,          Associate General Counsel, New
                 Eclipse Funds, Inc., The         York Life Investment
                 MainStay Funds and MainStay      Management LLC (since 2010);
                 Funds Trust (since 2010)         Secretary and Chief Legal
                                                  Officer, MainStay VP Series
                                                  Fund, Inc. (since 2010);
                                                  Director and Counsel of Credit
                                                  Suisse, Chief Legal Officer
                                                  and Secretary of Credit Suisse
                                                  Asset Management, LLC and
                                                  Credit Suisse Funds (2003 to
                                                  2010)
--------------------------------------------------------------------------------
SCOTT T.         Vice                             Director, New York Life
HARRINGTON       President -- Administration,     Investment Management LLC
2/8/59           Eclipse Funds, Eclipse Funds,    (including predecessor
                 Inc. and The MainStay Funds      advisory organizations) (since
                 (since 2005), MainStay Funds     2000); Executive Vice
                 Trust (since 2009)               President, New York Life Trust
                                                  Company and New York Life
                                                  Trust Company, FSB (since
                                                  2006); Vice
                                                  President--Administration,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2005)
--------------------------------------------------------------------------------



   * The Officers listed above are considered to be "interested persons" of the MainStay Group of Funds within the meaning of the 1940 Act because of their affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column captioned "Principal Occupation(s) During Past Five Years." Officers are elected annually by the Board to serve a one-year term.


                                                   mainstayinvestments.com    45

MAINSTAY FUNDS

MainStay offers a wide range of Funds for virtually any investment need. The full array of MainStay offerings is listed here, with information about the manager, subadvisors, legal counsel, and independent registered public accounting firm.

EQUITY FUNDS
MainStay 130/30 Core Fund
MainStay 130/30 Growth Fund
MainStay Common Stock Fund
MainStay Epoch U.S. All Cap Fund
MainStay Epoch U.S. Equity Fund
MainStay Equity Index Fund(1)
MainStay Growth Equity Fund
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay MAP Fund
MainStay S&P 500 Index Fund
MainStay U.S. Small Cap Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay High Yield Municipal Bond Fund
MainStay High Yield Opportunities Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Principal Preservation Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Builder Fund

INTERNATIONAL FUNDS
MainStay 130/30 International Fund
MainStay Epoch Global Choice Fund
MainStay Epoch Global Equity Yield Fund
MainStay Epoch International Small Cap Fund
MainStay Global High Income Fund
MainStay ICAP Global Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

RETIREMENT FUNDS
MainStay Retirement 2010 Fund
MainStay Retirement 2020 Fund
MainStay Retirement 2030 Fund
MainStay Retirement 2040 Fund
MainStay Retirement 2050 Fund

--------------------------------------------------------------------------------

MANAGER
NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS
EPOCH INVESTMENT PARTNERS, INC.
New York, New York

INSTITUTIONAL CAPITAL LLC(2)
Chicago, Illinois

MACKAY SHIELDS LLC(2)
New York, New York

MADISON SQUARE INVESTORS LLC(2)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota


LEGAL COUNSEL
DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

1. Closed to new investors and new purchases as of January 1, 2002.
2. An affiliate of New York Life Investment Management LLC.



                          Not part of the Annual Report

     MAINSTAYINVESTMENTS.COM

     MainStay Investments, an indirect subsidiary of New York Life Insurance Company, New York, NY 10010, provides investment advisory products and services. Securities are distributed by NYLIFE Distributors LLC, 169 Lackawanna Avenue, Parsippany,
     New Jersey, 07054.

     This report may be distributed only when preceded or accompanied by a current Fund prospectus.

     (C) 2010 by NYLIFE Distributors LLC. All rights reserved.


-----------------------------------------------------------------
     Not        Not a     May Lose   No Bank   Not Insured by Any
   FDIC/NCUA   Deposit     Value    Guarantee   Government Agency
    Insured
-----------------------------------------------------------------



     NYLIM-AO21257 MS333-10                                         MSBL11-12/10
                                                                              B7

(MAINSTAY INVESTMENTS LOGO)

        MAINSTAY U.S. SMALL CAP FUND

        MESSAGE FROM THE PRESIDENT AND ANNUAL REPORT

        October 31, 2010

                       This page intentionally left blank

MESSAGE FROM THE PRESIDENT

AN ADVANCING STOCK MARKET
Several leading indexes of stock market performance in the United States and around the globe provided double-digit returns for the 12 months ended October 31, 2010. According to Russell data for U.S. equity markets, small- and mid-cap stocks generally outperformed large-cap stocks, and growth stocks outperformed value stocks at all capitalization levels.

Although the U.S. economy continued to advance, the level of growth varied from quarter to quarter, and the stock market's progress was far from uniform over the 12-month reporting period. From November 2009 through March 2010, many stocks with low or negative earnings were particularly strong, as investors looked for stocks likely to benefit from an eco-nomic recovery. From April through September, however, concerns about the quality of sovereign debt in Greece and other European nations drove stock prices lower. Fortunately, central banks and policymakers joined forces to help restore market confidence, and in September and October 2010, major stock indexes recouped much of the ground they had previously lost.

A SHIFTING APPETITE FOR YIELD
Throughout the reporting period, the Federal Open Market Committee maintained the targeted federal funds rate in a range from 0% to 0.25%, which kept short-term yields low. Investors seeking higher yields increased their appetite for risk, extending maturities and investing in corporate bonds and commercial mortgage-backed securities. The high-yield bond market saw significant inflows from individual and institutional investors. The leveraged loan market as a whole provided double-digit returns for the reporting period, and municipal debt overall provided strong single-digit returns.

As every investor knows, past performance is no guarantee of future results. Economic conditions next year may be very different from those today. Individual companies may exper-ience gains or setbacks related to their products, their comp-etition or other industry, economic or market forces. In such an environment, how can investors know what to expect?

HELPING INVESTORS REMAIN CONFIDENT
At MainStay, we believe that mutual fund investing can help investors remain confident as they cope with changing markets. Each of our Funds pursues a specific investment objective using established investment strategies. Our portfolio managers bring a professional perspective to daily market events, seeking to balance what's happening now with what their investments seek to achieve over full market cycles. They aim to manage the risks of individual securities and the market as a whole within the guidelines outlined in the Prospectus. In doing so, they look to bring consistency of purpose and a sense of direction to investment markets that themselves may be erratic or unpredictable.

We hope that you will carefully review the accompanying annual report. It provides greater insight into the market events, secur-ities and investment decisions that affected your MainStay Fund(s) during the 12 months ended October 31, 2010.

The information in the annual report is an important part of your overall financial plan. We hope that you will use it wisely, as you maintain or gradually adjust your investments in line with your long-range investment goals.

Sincerely,

/s/ STEPHEN P. FISHER
Stephen P. Fisher
President



                          Not part of the Annual Report

TABLE OF CONTENTS


Annual Report
---------------------------------------------

Investment and Performance Comparison       5
---------------------------------------------
Portfolio Management Discussion and
Analysis                                    9
---------------------------------------------
Portfolio of Investments                   11
---------------------------------------------
Financial Statements                       14
---------------------------------------------
Notes to Financial Statements              21
---------------------------------------------
Report of Independent Registered Public
Accounting Firm                            29
---------------------------------------------
Board Consideration and Approval of
Management Agreement and Subadvisory
Agreement                                  30
---------------------------------------------
Federal Income Tax Information             33
---------------------------------------------
Proxy Voting Policies and Procedures and
Proxy Voting Record                        33
---------------------------------------------
Shareholder Reports and Quarterly
Portfolio Disclosure                       33
---------------------------------------------
Board Members and Officers                 34
---------------------------------------------




--------------------------------------------------------------------------------

INVESTORS SHOULD REFER TO THE FUND'S SUMMARY PROSPECTUS AND/OR PROSPECTUS AND CONSIDER THE FUND'S INVESTMENT OBJECTIVES, STRATEGIES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUND. YOU MAY OBTAIN COPIES OF THE FUND'S SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FREE OF CHARGE, UPON REQUEST, BY CALLING TOLL-FREE 800-MAINSTAY (624-6782), BY WRITING TO NYLIFE DISTRIBUTORS LLC, ATTN: MAINSTAY MARKETING DEPARTMENT, 169 LACKAWANNA AVENUE, PARSIPPANY, NEW JERSEY 07054 OR BY SENDING AN E-MAIL TO MAINSTAYSHAREHOLDERSERVICES@NYLIM.COM. THESE DOCUMENTS ARE ALSO AVAILABLE VIA THE MAINSTAY FUNDS' WEBSITE AT MAINSTAYINVESTMENTS.COM/DOCUMENTS. PLEASE READ THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CAREFULLY BEFORE INVESTING.

INVESTMENT AND PERFORMANCE COMPARISON(1) (Unaudited)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH BELOW DEPICTS THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND. PERFORMANCE WILL VARY FROM CLASS TO CLASS BASED ON DIFFERENCES IN CLASS-SPECIFIC EXPENSES AND SALES CHARGES. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.




(LINE GRAPH)

                      MAINSTAY U.S.
                        SMALL CAP
                        FUND CLASS     RUSSELL 250TM    RUSSELL 2000(R)
                         I SHARES          INDEX          VALUE INDEX
                      -------------    -------------    ---------------
10/31/00                  10000            10000             10000
                          10000             8784             10875
                          10584             7981             10600
                          15034            11308             14871
                          18150            12704             17547
                          22351            14597             19834
                          24973            17178             24376
                          23553            19362             24875
                          14648            12146             17278
                          18687            13757             17617
10/31/10                  23021            17576             21921




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

CLASS                                          SALES CHARGE                                                  ONE YEAR    FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares(3)    Maximum 5.5% Initial Sales Charge                     With sales charges          15.86%       -1.03%
                                                                                  Excluding sales charges     22.60         0.09
-----------------------------------------------------------------------------------------------------------------------------------
Class A Shares(4)           Maximum 5.5% Initial Sales Charge                     With sales charges          16.03        -0.96
                                                                                  Excluding sales charges     22.78         0.17
-----------------------------------------------------------------------------------------------------------------------------------
Class B Shares(4)           Maximum 5% CDSC                                       With sales charges          16.63        -0.96
                            if Redeemed Within the First Six Years of Purchase    Excluding sales charges     21.63        -0.65
-----------------------------------------------------------------------------------------------------------------------------------
Class C Shares(5)           Maximum 1% CDSC                                       With sales charges          20.73        -0.64
                            if Redeemed Within One Year of Purchase               Excluding sales charges     21.73        -0.64
-----------------------------------------------------------------------------------------------------------------------------------
Class I Shares              No Sales Charges                                                                  23.19         0.59
-----------------------------------------------------------------------------------------------------------------------------------

                                           GROSS
                                          EXPENSE
CLASS                       TEN YEARS    RATIO(2)
-------------------------------------------------
Investor Class Shares(3)      7.65%        1.98%
                              8.26         1.98
-------------------------------------------------
Class A Shares(4)             7.69         1.88
                              8.30         1.88
-------------------------------------------------
Class B Shares(4)             7.45         2.74
                              7.45         2.74
-------------------------------------------------
Class C Shares(5)             7.47         2.77
                              7.47         2.77
-------------------------------------------------
Class I Shares                8.70         1.64
-------------------------------------------------








1. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, change in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown above and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations, please refer to the notes to the financial statements.
2. The gross expense ratios presented reflect the Fund's "Total Annual Fund Operating Expenses" from the most recent Prospectus and may differ from other expense ratios disclosed in this report.
3. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008, adjusted for differences in certain expenses and fees. Unadjusted, the performance shown for Investor Class shares might have been lower.
4. Performance figures for Class A and B shares, first offered on January 2, 2004, include the historical performance of Class I shares through January 1, 2004, adjusted for differences in certain expenses and fees. Unadjusted, the performance shown for Class A and Class B shares might have been lower.
5. Performance figures for Class C shares, first offered on January 2, 2004, include the historical performance of L Class shares (which were redesignated as Class C shares on January 2, 2004) from December 30, 2002, through January 1, 2004, and the historical performance of Class I shares through December 29, 2002, adjusted for differences in certain expenses and fees. Unadjusted, the performance shown for Class C shares might have been lower.


THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                    mainstayinvestments.com    5

BENCHMARK PERFORMANCE                      ONE      FIVE     TEN
                                          YEAR     YEARS    YEARS
Russell 2500(TM) Index(6)                27.76%    3.78%    5.80%
-----------------------------------------------------------------
Russell 2000(R) Value Index(7)           24.43     2.02     8.16
-----------------------------------------------------------------
Average Lipper Small-Cap Core Fund(8)    24.55     2.72     6.26
-----------------------------------------------------------------







6. The Russell 2500(TM) Index is a broad index featuring 2,500 stocks that cover the small and mid-cap market capitalizations. The Russell 2500(TM) Index is a market cap weighted index that includes the smallest 2,500 companies covered in the Russell 3000 universe of United States-based listed equities. The Russell 2500(TM) Index is the Fund's broad-based securities market index for comparison purposes. Total returns assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
7. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which, in turn, measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Total returns assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
8. The average Lipper small-cap core fund is representative of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper's U.S. Diversified Equity small-cap ceiling. Small-cap core funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. This average is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.


THE FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


6    MainStay U.S. Small Cap Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY U.S. SMALL CAP FUND
(UNAUDITED)
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2010, to October 31, 2010, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2010, to October 31, 2010.

This example illustrates your Fund's ongoing costs in two ways:

ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2010. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 ENDING ACCOUNT
                                                 ENDING ACCOUNT                   VALUE (BASED
                                                  VALUE (BASED                   ON HYPOTHETICAL
                                    BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                     ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                      VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                           5/1/10        10/31/10       PERIOD(1)        10/31/10        PERIOD(1)
INVESTOR CLASS SHARES               $1,000.00       $1,026.80        $ 8.33         $1,017.00         $ 8.29
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                      $1,000.00       $1,027.40        $ 7.51         $1,017.80         $ 7.48
-------------------------------------------------------------------------------------------------------------
CLASS B SHARES                      $1,000.00       $1,022.40        $12.13         $1,013.20         $12.08
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES                      $1,000.00       $1,023.10        $12.14         $1,013.20         $12.08
-------------------------------------------------------------------------------------------------------------
CLASS I SHARES                      $1,000.00       $1,028.90        $ 5.98         $1,019.30         $ 5.95
-------------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (1.63% for Investor Class, 1.47% for Class A, 2.38% for Class B and Class C and 1.17% for Class I) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period.


                                                    mainstayinvestments.com    7

INDUSTRY COMPOSITION AS OF OCTOBER 31, 2010 (Unaudited)


Health Care Equipment & Supplies         5.6%
Machinery                                4.9
Insurance                                4.8
Multi-Utilities                          4.6
Household Durables                       4.4
Wireless Telecommunication Services      4.3
Commercial Banks                         4.1
Exchange Traded Funds                    4.1
Specialty Retail                         3.6
Thrifts & Mortgage Finance               3.6
Aerospace & Defense                      3.5
Electric Utilities                       3.4
Building Products                        3.3
Textiles, Apparel & Luxury Goods         3.3
Chemicals                                3.0
Electronic Equipment & Instruments       3.0
Containers & Packaging                   2.6
IT Services                              2.6
Pharmaceuticals                          2.6
Electrical Equipment                     2.1
Food Products                            2.0
Energy Equipment & Services              1.8
Road & Rail                              1.8
Biotechnology                            1.6
Hotels, Restaurants & Leisure            1.6
Metals & Mining                          1.6
Professional Services                    1.6
Health Care Providers & Services         1.5
Auto Components                          1.4
Diversified Consumer Services            1.3
Software                                 1.1
Capital Markets                          1.0
Communications Equipment                 1.0
Internet Software & Services             1.0
Diversified Financial Services           0.9
Semiconductors & Semiconductor
  Equipment                              0.6
Short-Term Investment                    4.8
Other Assets, Less Liabilities          -0.0++
                                       -----
                                       100.0
                                       =====



See Portfolio of Investments beginning on page 11 for specific holdings within these categories.

++ Less than one-tenth of a percent.


TOP TEN HOLDINGS AS OF OCTOBER 31, 2010 (excluding short-term investment)

    1.  iShares Russell 2000 Index Fund
    2.  Syniverse Holdings, Inc.
    3.  Endo Pharmaceuticals Holdings, Inc.
    4.  Silgan Holdings, Inc.
    5.  Woodward Governor Co.
    6.  Warnaco Group, Inc. (The)
    7.  Corn Products International, Inc.
    8.  Vectren Corp.
    9.  Platinum Underwriters Holdings, Ltd.
   10.  NeuStar, Inc. Class A





8    MainStay U.S. Small Cap Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

Questions answered by portfolio managers David Pearl, Michael Welhoelter, CFA, and William Priest, CFA, of Epoch Investment Partners, Inc., the Fund's Subadvisor.

HOW DID MAINSTAY U.S. SMALL CAP FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE 12 MONTHS ENDED OCTOBER 31, 2010?

Excluding all sales charges, MainStay U.S. Small Cap Fund returned 22.60% for Investor Class shares, 22.78% for Class A shares, 21.63% for Class B shares and 21.73% for Class C shares for the 12 months ended October 31, 2010. Over the same period, the Fund's Class I shares returned 23.19%. All share classes underperformed the 24.55% return of the average Lipper(1) small-cap core fund and the 27.76% return of the Russell 2500(TM) Index(2) for the 12 months ended October 31, 2010. The Russell 2500(TM) Index is the Fund's broad-based securities-market index. See page 5 for Fund returns with sales charges.

WHAT FACTORS AFFECTED THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING
PERIOD?

The Fund's underperformance of the Russell 2500(TM) Index was driven by a combination of weak stock selection and sector allocation.

DURING THE REPORTING PERIOD, WHICH SECTORS WERE THE STRONGEST CONTRIBUTORS TO THE FUND'S RELATIVE PERFORMANCE AND WHICH SECTORS WERE PARTICULARLY WEAK?

During the reporting period, the strongest-contributing sector to the Fund's relative performance was information technology, where strong stock selection drove performance and the Fund's underweight position was a slight detractor. Telecommunication services was the second-strongest contributor to the Fund's relative performance. Strong stock selection drove performance in the sector. In consumer staples, the Fund was helped by strong stock selection, with an additional boost from the Fund's modestly underweight position relative to the Russell 2500(TM) Index.

During the reporting period, the weakest-contributing sector to the Fund's relative performance was financials, where weak stock selection hurt performance, but the impact was slightly offset by the Fund's underweight position in the sector. Consumer discretionary was the second-weakest contributor to the Fund's performance relative to the benchmark. Poor stock selection--particularly a lack of exposure to high-end retail--hurt performance in the sector, as did the Fund's slightly overweight position relative to the Russell 2500(TM) Index. Energy made the third-weakest sector contribution to the Fund's relative performance. Weak stock selection resulted in negative total return in the sector during the reporting period.

DURING THE REPORTING PERIOD, WHICH INDIVIDUAL STOCKS MADE THE STRONGEST CONTRIBUTIONS TO THE FUND'S ABSOLUTE PERFORMANCE, AND WHICH STOCKS DETRACTED THE MOST?

On an absolute basis, telecommunications firm Syniverse, specialty pharmaceutical company Endo Pharmaceuticals and network equipment supplier ADC Telecommunications made the strongest contributions to the Fund's results.

Syniverse Holdings announced an acquisition agreement with Carlyle Group during the reporting period. The transaction is expected to close in early 2011.

Endo Pharmaceuticals received priority review status from the FDA for one of its abuse-deterrent-formulated pain drugs earlier this year. In addition, the company benefited from the third quarter 2010 acquisition of Qualitest, which helped diversify Endo Pharmaceuticals' product line. Endo Pharmaceuticals also benefited from increased demand for its products.

We exited the Fund's position in ADC Telecommunications after the network equipment supplier was acquired by Tyco Electronics.

The Fund's three weakest contributors to absolute performance were marine contractor Cal Dive International, video game retailer GameStop and homebuilder KB Home. All three of these stocks had negative returns for the reporting period.

Like many companies associated with oil and gas exploration in the Gulf of Mexico, marine contractor Cal Dive International's stock price was negatively affected by the Gulf of Mexico oil spill and the subsequent drilling moratorium in the Gulf. Longer-term, we believe that the increased regulatory environment should be a benefit to the company.

GameStop declined as a result of disappointing video game sales. Weakness in the company's stock price was exacerbated when GameStop's chief financial officer departed earlier this year. While the economic recovery has been slow, we believe 2010 and 2011 have a much better game release schedule than 2009, which could lead to stronger sales. GameStop has the potential to achieve a more appropriate valuation by continuing to gain market share in new games and by selling a higher proportion of used games, where GameStop has generated much higher margins.

KB Home underperformed on investor concerns that the U.S. housing recovery may be prolonged, which would hurt KB Home's ability to increase its top line and restore profitability. Our view was that demand for new homes should recover, and that KB Home was positioned to restore profitability more quickly than investors expected. We believe that the company's transition from older, costlier land, to newer, cheaper land and elimination of some one-time costs continued to support our decision to hold the investment. As of October 31, 2010, KB Home was trading below book value despite a healthy balance

1. See footnote on page 6 for more information on Lipper Inc.
2. See footnote on page 6 for more information on the Russell 2500(TM) Index.

                                                    mainstayinvestments.com    9
sheet, suggesting that investors overreacted to recent weaknesses in housing macro data.

DID THE FUND MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING
PERIOD?

During the reporting period, we added to the Fund's consumer discretionary exposure with the purchase of a number of new companies, including Iconix Brand Group and Jos. A. Bank Clothiers.

We consider Iconix Brand Group to be a fairly low-risk investment within the apparel segment. The company owns a diversified portfolio of brand names, including Candies, Danskin, Joe Boxer, Starter and many others. The company partners with large retailers as the store's private label brand and receives a predictable stream of guaranteed minimum royalty payments from its retail partners.

Men's clothing retailer Jos. A. Bank has maintained sales and profitability during the economic downturn and moved into the tuxedo rental market through a joint venture that we believe will allow the company to benefit without significant capital expenditure. We believe that both Iconix Brand Group and Jos. A. Bank Clothiers are well-run companies that remained profitable during the downturn. We believe they were well positioned for the current environment.

We also added a position in Esterline Technologies, a worldwide supplier to the aerospace & defense industry. With the airline/aerospace cycle continuing to ramp up, we believe that companies such as Esterline Technologies should benefit.

Another purchase was Dril-Quip, a company that specializes in design, manufacturing, selling and servicing offshore drilling and production equipment that is suited for use in deepwater, harsh-environment and severe-service applications. The company was negatively affected in the short term by the drilling moratorium in the Gulf of Mexico. However, over the longer term, we believe the company will benefit from increased regulatory requirements for safety and redundancy.

During the reporting period, we chose to exit aerospace & defense supplier Alliant Techsystems, as the current administration's spending on a number of NASA's programs continued to be scrutinized and we felt there were better risk/reward trade-offs elsewhere.

We also sold the Fund's position in data technology provider Sybase when the company was acquired by SAP, a German financial technology provider. The shares were tendered at a premium to the predeal share price.

We exited the Fund's position in network equipment supplier ADC
Telecommunications after the company was acquired by Tyco Electronics.

We also chose to exit JDA Software Group on concerns that a surprising verdict regarding a previous acquisition the company had made might affect its cash allocation plans. We continued to find the sector attractive and geared our exposure toward companies that we believed would improve productivity and should benefit from an increase in the capital-expenditure cycle.

HOW DID THE FUND'S SECTOR WEIGHTINGS CHANGE DURING THE REPORTING PERIOD?

During the reporting period, the Fund increased its weightings in the consumer discretionary and industrials sectors, moving from an underweight position relative to the Russell 2500(TM) Index to an overweight position in each of these sectors. We also increased the Fund's allocation to telecommunication services, moving from an underweight position to a slightly overweight position relative to the benchmark.

During the reporting period, we reduced the Fund's exposure to the financials sector, moving from an overweight position to a significantly underweight position relative to the Russell 2500(TM) Index. The Fund decreased its allocation to the energy sector, which was already underweight when the reporting period began. In information technology, the Fund moved from a market-weight position to a significantly underweight position relative to the Russell 2500(TM) Index.

HOW WAS THE FUND POSITIONED AT THE END OF OCTOBER 2010?

As of October 31, 2010, the Fund's most substantially overweight sector positions relative to the Russell 2500(TM) Index were in telecommunication services, industrials and utilities. As of the same date, the Fund's most substantially underweight sector positions relative to the Russell 2500(TM) Index were in information technology, financials and energy.


The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

10    MainStay U.S. Small Cap Fund

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2010



                                   SHARES         VALUE
COMMON STOCKS 91.1%+
-------------------------------------------------------

AEROSPACE & DEFENSE 3.5%
Curtiss-Wright Corp.              154,600  $  4,774,048
Esterline Technologies Corp.
  (a)                              68,700     4,152,228
Hexcel Corp. (a)                  247,200     4,392,744
                                           ------------
                                             13,319,020
                                           ------------

AUTO COMPONENTS 1.4%
Tenneco, Inc. (a)                 160,650     5,240,403
                                           ------------


BIOTECHNOLOGY 1.6%
Alkermes, Inc. (a)                540,535     6,253,990
                                           ------------


BUILDING PRODUCTS 3.3%
Armstrong World Industries,
  Inc. (a)                        125,300     5,231,275
Masco Corp.                       210,150     2,240,199
Simpson Manufacturing Co.,
  Inc.                            193,000     5,129,940
                                           ------------
                                             12,601,414
                                           ------------

CAPITAL MARKETS 1.0%
Waddell & Reed Financial,
  Inc. Class A                    129,000     3,750,030
                                           ------------


CHEMICALS 3.0%
Methanex Corp.                    228,000     6,331,560
Nalco Holding Co.                 178,500     5,030,130
                                           ------------
                                             11,361,690
                                           ------------

COMMERCIAL BANKS 4.1%
Investors Bancorp, Inc. (a)       338,152     4,057,824
Simmons First National Corp.
  Class A                         102,355     2,783,032
Texas Capital Bancshares,
  Inc. (a)                        218,900     3,973,035
UMB Financial Corp.               126,300     4,680,678
                                           ------------
                                             15,494,569
                                           ------------

COMMUNICATIONS EQUIPMENT 1.0%
Harmonic, Inc. (a)                555,000     3,873,900
                                           ------------


CONTAINERS & PACKAGING 2.6%
X  Silgan Holdings, Inc.          292,350     9,866,812
                                           ------------


DIVERSIFIED CONSUMER SERVICES 1.3%
Service Corp. International       606,900     5,025,132
                                           ------------


DIVERSIFIED FINANCIAL SERVICES 0.9%
CBOE Holdings, Inc.               149,550     3,590,696
                                           ------------


ELECTRIC UTILITIES 3.4%
DPL, Inc.                         215,500     5,624,550
Westar Energy, Inc.               286,600     7,250,980
                                           ------------
                                             12,875,530
                                           ------------

ELECTRICAL EQUIPMENT 2.1%
X  Woodward Governor Co.          254,600     7,979,164
                                           ------------


ELECTRONIC EQUIPMENT & INSTRUMENTS 3.0%
DTS, Inc. (a)                     166,016     6,607,437
Jabil Circuit, Inc.               307,500     4,717,050
                                           ------------
                                             11,324,487
                                           ------------

ENERGY EQUIPMENT & SERVICES 1.8%
Cal Dive International, Inc.
  (a)                             841,950     4,260,267
Dresser-Rand Group, Inc. (a)       70,704     2,419,491
Dril-Quip, Inc. (a)                 4,717       325,945
                                           ------------
                                              7,005,703
                                           ------------

FOOD PRODUCTS 2.0%
X  Corn Products
  International, Inc.             178,850     7,610,067
                                           ------------


HEALTH CARE EQUIPMENT & SUPPLIES 5.6%
Alere, Inc. (a)                   143,150     4,230,083
Haemonetics Corp. (a)              92,600     5,060,590
SonoSite, Inc. (a)                196,350     6,120,229
Teleflex, Inc.                    105,100     5,859,325
                                           ------------
                                             21,270,227
                                           ------------

HEALTH CARE PROVIDERS & SERVICES 1.5%
Bio-Reference Laboratories,
  Inc. (a)                        263,700     5,685,372
                                           ------------


HOTELS, RESTAURANTS & LEISURE 1.6%
Multimedia Games, Inc. (a)        432,123     1,693,922
Shuffle Master, Inc. (a)          449,250     4,227,443
                                           ------------
                                              5,921,365
                                           ------------

HOUSEHOLD DURABLES 4.4%
KB Home                           355,650     3,737,881
Leggett & Platt, Inc.             166,700     3,397,346
Ryland Group, Inc. (The)          193,000     2,891,140
Tupperware Brands Corp.           154,596     6,927,447
                                           ------------
                                             16,953,814
                                           ------------

INSURANCE 4.8%
Arthur J. Gallagher & Co.         192,650     5,425,024
X  Platinum Underwriters
  Holdings, Ltd.                  171,098     7,365,769
Validus Holdings, Ltd.            188,930     5,358,055
                                           ------------
                                             18,148,848
                                           ------------



+ Percentages indicated are based on Fund net assets.
X Among the Fund's 10 largest holdings, as of October 31, 2010, excluding short-term investment. May be subject to change daily.

The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              11


                                   SHARES         VALUE
COMMON STOCKS (CONTINUED)

INTERNET SOFTWARE & SERVICES 1.0%
Digital River, Inc. (a)           106,752  $  3,977,580
                                           ------------


IT SERVICES 2.6%
Forrester Research, Inc. (a)       79,162     2,617,887
X  NeuStar, Inc. Class A (a)      281,100     7,255,191
                                           ------------
                                              9,873,078
                                           ------------

MACHINERY 4.9%
Actuant Corp. Class A              38,600       867,342
Kennametal, Inc.                  200,639     6,849,815
Mueller Industries, Inc.          194,124     5,707,246
Wabtec Corp.                      115,181     5,395,078
                                           ------------
                                             18,819,481
                                           ------------

METALS & MINING 1.6%
RTI International Metals,
  Inc. (a)                        194,350     6,044,285
                                           ------------


MULTI-UTILITIES 4.6%
CMS Energy Corp.                  228,700     4,203,506
NSTAR                             136,050     5,674,645
X  Vectren Corp.                  273,150     7,478,847
                                           ------------
                                             17,356,998
                                           ------------

PHARMACEUTICALS 2.6%
X  Endo Pharmaceuticals
  Holdings, Inc. (a)              269,100     9,886,734
                                           ------------


PROFESSIONAL SERVICES 1.6%
IHS, Inc. Class A (a)              82,500     5,959,800
                                           ------------


ROAD & RAIL 1.8%
Con-Way, Inc.                     153,350     5,062,084
Genesee & Wyoming, Inc.
  Class A (a)                      42,040     1,943,509
                                           ------------
                                              7,005,593
                                           ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.6%
MEMC Electronic Materials,
  Inc. (a)                        179,150     2,296,703
                                           ------------


SOFTWARE 1.1%
Solera Holdings, Inc.              57,800     2,777,290
THQ, Inc. (a)                     313,550     1,254,200
                                           ------------
                                              4,031,490
                                           ------------

SPECIALTY RETAIL 3.6%
GameStop Corp. Class A (a)        263,700     5,184,342
JoS. A. Bank Clothiers, Inc.
  (a)                             108,775     4,742,590
Monro Muffler Brake, Inc.          78,130     3,729,926
                                           ------------
                                             13,656,858
                                           ------------

TEXTILES, APPAREL & LUXURY GOODS 3.3%
Iconix Brand Group, Inc. (a)      274,050     4,795,875
X  Warnaco Group, Inc. (The)
  (a)                             149,450     7,937,289
                                           ------------
                                             12,733,164
                                           ------------

THRIFTS & MORTGAGE FINANCE 3.6%
Brookline Bancorp, Inc.           358,350     3,490,329
First Niagara Financial
  Group, Inc.                     376,850     4,465,673
Washington Federal, Inc.          380,550     5,719,666
                                           ------------
                                             13,675,668
                                           ------------

WIRELESS TELECOMMUNICATION SERVICES 4.3%
NTELOS Holdings Corp.             281,750     5,119,398
X  Syniverse Holdings, Inc.
  (a)                             374,198    11,409,297
                                           ------------
                                             16,528,695
                                           ------------
Total Common Stocks
  (Cost $300,133,345)                       346,998,360
                                           ------------


EXCHANGE TRADED FUNDS 4.1% (B)
-------------------------------------------------------

X  iShares Russell 2000
  Index Fund                      168,150    11,822,627
iShares Russell 2000 Value
  Index Fund                       59,500     3,830,610
                                           ------------
Total Exchange Traded Funds
  (Cost $15,415,165)                         15,653,237
                                           ------------


                                PRINCIPAL
                                   AMOUNT

SHORT-TERM INVESTMENT 4.8%
-------------------------------------------------------

REPURCHASE AGREEMENT 4.8%
State Street Bank and Trust
  Co.
  0.01%, dated 10/29/10
  due 11/1/10
  Proceeds at Maturity
  $18,273,170
  (Collateralized by a
  United States Treasury
  Note with a rate of 2.125%
  and a maturity date of
  5/31/15, with a Principal
  Amount of $17,690,000 and
  a Market Value of
  $18,641,722)                $18,273,155    18,273,155
                                           ------------
Total Short-Term Investment
  (Cost $18,273,155)                         18,273,155
                                           ------------
Total Investments
  (Cost $333,821,665) (c)           100.0%  380,924,752
Other Assets, Less
  Liabilities                        (0.0)++    (85,867)
                              -----------  ------------



Net Assets                          100.0% $380,838,885
                              ===========  ============






12    MainStay U.S. Small Cap Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

++   Less than one-tenth of a percent.
(a)  Non-income producing security.
(b)  Exchange Traded Fund--An investment
     vehicle that represents a basket of
     securities that is traded on an exchange.
(c)  At October 31, 2010, cost is $334,786,889
     for federal income tax purposes and net
     unrealized appreciation is as follows:



Gross unrealized appreciation      $ 61,184,262
Gross unrealized depreciation       (15,046,399)
                                   ------------
Net unrealized appreciation        $ 46,137,863
                                   ============



The following is a summary of the fair valuations according to the inputs used as of October 31, 2010, for valuing the Fund's assets.

ASSET VALUATION INPUTS

                                                         QUOTED
                                                      PRICES IN
                                                         ACTIVE  SIGNIFICANT
                                                    MARKETS FOR        OTHER   SIGNIFICANT
                                                      IDENTICAL   OBSERVABLE  UNOBSERVABLE
                                                         ASSETS       INPUTS        INPUTS
 DESCRIPTION                                          (LEVEL 1)    (LEVEL 2)     (LEVEL 3)         TOTAL
Investments in Securities (a)
  Common Stocks                                    $346,998,360  $        --      $     --  $346,998,360
  Exchange Traded Funds                              15,653,237           --            --    15,653,237
  Short-Term Investment
     Repurchase Agreement                                    --   18,273,155            --    18,273,155
                                                   ------------  -----------      --------  ------------
Total Investments in Securities                    $362,651,597  $18,273,155      $     --  $380,924,752
                                                   ============  ===========      ========  ============




(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

For the period ended October 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements. (See Note 2)

At October 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3). (See Note 2)


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              13

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2010


ASSETS
---------------------------------------------------
Investment in securities, at value
  (identified cost $333,821,665)      $ 380,924,752
Receivables:
  Investment securities sold                569,302
  Dividends and interest                    184,796
  Fund shares sold                          141,082
Other assets                                 37,378
                                      -------------
     Total assets                       381,857,310
                                      -------------

LIABILITIES
---------------------------------------------------
Payables:
  Fund shares redeemed                      303,870
  Manager (See Note 3)                      258,524
  Transfer agent (See Note 3)               246,046
  NYLIFE Distributors (See Note 3)           88,597
  Shareholder communication                  53,522
  Professional fees                          33,168
  Investment securities purchased            28,039
  Custodian                                   1,159
  Trustees                                      899
Accrued expenses                              4,601
                                      -------------
     Total liabilities                    1,018,425
                                      -------------
Net assets                            $ 380,838,885
                                      =============

COMPOSITION OF NET ASSETS
---------------------------------------------------
Share of beneficial interest
  outstanding (par value of $.01 per
  share) unlimited number of shares
  authorized                          $     248,165
Additional paid-in capital              602,021,771
                                      -------------
                                        602,269,936
Accumulated net realized loss on
  investments                          (268,534,138)
Net unrealized appreciation on
  investments                            47,103,087
                                      -------------
Net assets                            $ 380,838,885
                                      =============
INVESTOR CLASS
Net assets applicable to outstanding
  shares                              $  67,216,612
                                      =============
Shares of beneficial interest
  outstanding                             4,379,515
                                      =============
Net asset value per share
  outstanding                         $       15.35
Maximum sales charge (5.50% of
  offering price)                              0.89
                                      -------------
Maximum offering price per share
  outstanding                         $       16.24
                                      =============
CLASS A
Net assets applicable to outstanding
  shares                              $  97,707,396
                                      =============
Shares of beneficial interest
  outstanding                             6,362,490
                                      =============
Net asset value per share
  outstanding                         $       15.36
Maximum sales charge (5.50% of
  offering price)                              0.89
                                      -------------
Maximum offering price per share
  outstanding                         $       16.25
                                      =============
CLASS B
Net assets applicable to outstanding
  shares                              $  43,743,826
                                      =============
Shares of beneficial interest
  outstanding                             2,992,439
                                      =============
Net asset value and offering price
  per share outstanding               $       14.62
                                      =============
CLASS C
Net assets applicable to outstanding
  shares                              $  19,944,489
                                      =============
Shares of beneficial interest
  outstanding                             1,364,641
                                      =============
Net asset value and offering price
  per share outstanding               $       14.62
                                      =============
CLASS I
Net assets applicable to outstanding
  shares                              $ 152,226,562
                                      =============
Shares of beneficial interest
  outstanding                             9,717,413
                                      =============
Net asset value and offering price
  per share outstanding               $       15.67
                                      =============





14    MainStay U.S. Small Cap Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2010


INVESTMENT INCOME (LOSS)
-------------------------------------------------
INCOME
  Dividends (a)                       $ 5,505,296
  Interest                                  1,735
                                      -----------
     Total income                       5,507,031
                                      -----------
EXPENSES
  Manager (See Note 3)                  3,211,839
  Transfer agent (See Note 3)           1,307,008
  Distribution/Service--Investor
     Class (See Note 3)                   149,949
  Distribution/Service--Class A (See
     Note 3)                              236,553
  Distribution/Service--Class B (See
     Note 3)                              430,537
  Distribution/Service--Class C (See
     Note 3)                              196,763
  Shareholder communication               200,517
  Professional fees                       169,601
  Registration                             86,122
  Custodian                                20,267
  Trustees                                 12,988
  Miscellaneous                            51,315
                                      -----------
     Total expenses before
       waiver/reimbursement             6,073,459
  Expense waiver/reimbursement from
     Manager (See Note 3)                (321,397)
                                      -----------
     Net expenses                       5,752,062
                                      -----------
Net investment loss                      (245,031)
                                      -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
-------------------------------------------------
Net realized gain on investments       32,704,447
Net change in unrealized
  appreciation (depreciation) on
  investments                          39,020,459
                                      -----------
Net realized and unrealized gain on
  investments                          71,724,906
                                      -----------
Net increase in net assets resulting
  from operations                     $71,479,875
                                      ===========




(a) Dividends recorded net of foreign withholding taxes in the amount of $24,195.


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              15

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2010 AND OCTOBER 31, 2009


                                       2010           2009
INCREASE IN NET ASSETS
----------------------------------------------------------
Operations:
 Net investment income
  (loss)                      $    (245,031) $      48,912
 Net realized gain (loss)
  on investments and
  futures transactions           32,704,447    (44,847,858)
 Net change in unrealized
  appreciation
  (depreciation) on
  investments and futures
  contracts                      39,020,459     94,737,570
                              ----------------------------
 Net increase in net assets
  resulting from operations      71,479,875     49,938,624
                              ----------------------------
Dividends to shareholders:
 From net investment
  income:
    Investor Class                       --       (250,167)
    Class A                              --     (1,268,569)
    Class B                              --       (177,128)
    Class C                              --       (205,306)
    Class I                              --     (3,284,545)
                              ----------------------------
 Total dividends to
  shareholders                           --     (5,185,715)
                              ----------------------------
Capital share transactions:
 Net proceeds from sale of
  shares                         86,608,870    105,241,136
 Net asset value of shares
  issued in connection with
  the acquisition of
  MainStay Small Cap Growth
  Fund (See Note 9)              88,818,376             --
 Net asset value of shares
  issued in connection with
  the acquisition of
  MainStay Small Cap Value
  Fund (See Note 9)                      --     28,616,643
 Net asset value of shares
  issued to shareholders in
  reinvestment of dividends              --      4,832,572
 Cost of shares redeemed       (154,632,021)  (115,704,130)
                              ----------------------------
    Increase in net assets
     derived from capital
     share transactions          20,795,225     22,986,221
                              ----------------------------
    Net increase in net
     assets                      92,275,100     67,739,130
NET ASSETS
----------------------------------------------------------
Beginning of year               288,563,785    220,824,655
                              ----------------------------
End of year                   $ 380,838,885  $ 288,563,785
                              ============================





16    MainStay U.S. Small Cap Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                        This page intentionally left blank


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              17

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                       INVESTOR CLASS
                                     -------------------------------------------------
                                                                   FEBRUARY 28,
                                                                      2008**
                                                                      THROUGH
                                     YEAR ENDED OCTOBER 31,         OCTOBER 31,
                                       2010           2009              2008
Net asset value at beginning of
  period                             $ 12.52        $ 10.14           $ 13.86
                                     -------        -------           -------
Net investment income (loss) (a)       (0.03)         (0.03)             0.10
Net realized and unrealized gain
  (loss) on investments                 2.86           2.63             (3.82)
                                     -------        -------           -------
Total from investment operations        2.83           2.60             (3.72)
                                     -------        -------           -------
Less dividends and distributions:
  From net investment income              --          (0.22)               --
  From net realized gain on
     investments                          --             --                --
                                     -------        -------           -------
Total dividends and distributions         --          (0.22)               --
                                     -------        -------           -------
Net asset value at end of period     $ 15.35        $ 12.52           $ 10.14
                                     =======        =======           =======
Total investment return (b)            22.60%         26.91%           (26.91%)(c)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)         (0.20%)        (0.28%)            1.10% ++
  Net expenses                          1.63%          1.66%             1.80% ++
  Expenses (before
     waiver/reimbursement)              1.81%          2.02%             1.83% ++
Portfolio turnover rate                   49%           218%              158%
Net assets at end of period (in
  000's)                             $67,217        $25,832           $11,480




                                                                      CLASS B
                                     -------------------------------------------------------------------------
                                                               YEAR ENDED OCTOBER 31,
                                       2010           2009           2008           2007           2006
Net asset value at beginning of
  period                             $ 12.02        $  9.70        $ 17.94        $ 19.25        $ 19.18
                                     -------        -------        -------        -------        -------
Net investment income (loss) (a)       (0.12)         (0.09)          0.06          (0.08)         (0.21)
Net realized and unrealized gain
  (loss) on investments                 2.72           2.54          (6.29)         (1.23)          2.08
                                     -------        -------        -------        -------        -------
Total from investment operations        2.60           2.45          (6.23)         (1.31)          1.87
                                     -------        -------        -------        -------        -------
Less dividends and distributions:
  From net investment income              --          (0.13)            --             --             --
  From net realized gain on
     investments                          --             --          (2.01)            --          (1.80)
                                     -------        -------        -------        -------        -------
Total dividends and distributions         --          (0.13)         (2.01)            --          (1.80)
                                     -------        -------        -------        -------        -------
Net asset value at end of period     $ 14.62        $ 12.02        $  9.70        $ 17.94        $ 19.25
                                     =======        =======        =======        =======        =======
Total investment return (b)            21.63%         25.99%        (38.56%)        (6.81%)        10.32%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)         (0.93%)        (0.95%)         0.47%         (0.41%)        (1.12%)
  Net expenses                          2.38%          2.38%          2.44%          2.41%          2.39%
  Expenses (before
     waiver/reimbursement)              2.56%          2.78%          2.66%          2.41%          2.39%
Portfolio turnover rate                   49%           218%           158%           134%           124%
Net assets at end of period (in
  000's)                             $43,744        $23,354        $13,305        $32,502        $46,112



**   Commencement of operations.
++   Annualized.
++   Less than one cent per share.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)  Total investment return is not annualized.




18    MainStay U.S. Small Cap Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                          CLASS A
-------------------------------------------------------------------------------------------



                                         YEAR ENDED OCTOBER 31,
                2010             2009             2008             2007              2006
              $ 12.51          $ 10.14          $ 18.65          $  19.87          $  19.60
              -------          -------          -------          --------          --------
                (0.00)++          0.00 ++          0.17              0.07             (0.07)
                 2.85             2.61            (6.55)            (1.29)             2.14
              -------          -------          -------          --------          --------
                 2.85             2.61            (6.38)            (1.22)             2.07
              -------          -------          -------          --------          --------

                   --            (0.24)           (0.12)               --                --
                   --               --            (2.01)               --             (1.80)
              -------          -------          -------          --------          --------
                   --            (0.24)           (2.13)               --             (1.80)
              -------          -------          -------          --------          --------
              $ 15.36          $ 12.51          $ 10.14          $  18.65          $  19.87
              =======          =======          =======          ========          ========
                22.78%           27.05%          (38.10%)           (6.09%)           11.20%

                (0.02%)           0.01%            1.24%             0.33%            (0.39%)
                 1.48%            1.54%            1.65%             1.66%             1.64%
                 1.48%            1.92%            1.84%             1.66%             1.64%
                   49%             218%             158%              134%              124%
              $97,707          $66,905          $64,527          $301,031          $502,182




                                          CLASS C
------------------------------------------------------------------------------------------
                                         YEAR ENDED OCTOBER 31,
                2010             2009             2008             2007             2006
              $ 12.01          $  9.70          $ 17.94          $ 19.26          $  19.19
              -------          -------          -------          -------          --------
                (0.12)           (0.08)            0.06            (0.09)            (0.21)
                 2.73             2.53            (6.29)           (1.23)             2.08
              -------          -------          -------          -------          --------
                 2.61             2.45            (6.23)           (1.32)             1.87
              -------          -------          -------          -------          --------

                   --            (0.14)              --               --                --
                   --               --            (2.01)              --             (1.80)
              -------          -------          -------          -------          --------
                   --            (0.14)           (2.01)              --             (1.80)
              -------          -------          -------          -------          --------
              $ 14.62          $ 12.01          $  9.70          $ 17.94          $  19.26
              =======          =======          =======          =======          ========
                21.73%           26.00%          (38.60%)          (6.80%)           10.32%

                (0.91%)          (0.83%)           0.45%           (0.44%)           (1.14%)
                 2.38%            2.39%            2.45%            2.41%             2.39%
                 2.56%            2.81%            2.67%            2.41%             2.39%
                   49%             218%             158%             134%              124%
              $19,944          $17,048          $15,123          $54,264          $120,414




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              19

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                                         CLASS I
                                     ------------------------------------------------------------------------------
                                                              YEAR ENDED OCTOBER 31,
                                       2010            2009            2008            2007            2006
Net asset value at beginning of
  period                             $  12.72        $  10.34        $  19.03        $  20.18        $  19.79
                                     --------        --------        --------        --------        --------
Net investment income (a)                0.04            0.04            0.24            0.17            0.02
Net realized and unrealized gain
  (loss) on investments                  2.91            2.65           (6.69)          (1.32)           2.17
                                     --------        --------        --------        --------        --------
Total from investment operations         2.95            2.69           (6.45)          (1.15)           2.19
                                     --------        --------        --------        --------        --------
Less dividends and distributions:
  From net investment income               --           (0.31)          (0.23)          (0.00)++           --
  From net realized gain on
     investments                           --              --           (2.01)             --           (1.80)
                                     --------        --------        --------        --------        --------
Total dividends and distributions          --           (0.31)          (2.24)          (0.00)++        (1.80)
                                     --------        --------        --------        --------        --------
Net asset value at end of period     $  15.67        $  12.72        $  10.34        $  19.03        $  20.18
                                     ========        ========        ========        ========        ========
Total investment return (b)             23.19%          27.57%         (37.81%)         (5.69%)         11.73%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                  0.30%           0.39%           1.69%           0.81%           0.09%
  Net expenses                           1.17%           1.18%           1.20%           1.19%           1.17%
  Expenses (before
     waiver/reimbursement)               1.23%           1.68%           1.48%           1.35%           1.17%
Portfolio turnover rate                    49%            218%            158%            134%            124%
Net assets at end of period (in
  000's)                             $152,227        $155,425        $116,390        $631,108        $862,439



++   Less than one cent per share.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.




20    MainStay U.S. Small Cap Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION AND BUSINESS

Eclipse Funds (the "Trust") was organized on July 30, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and is comprised of two funds (collectively referred to as the "Funds"). These financial statements and notes relate only to the MainStay U.S. Small Cap Fund (the "Fund"), a diversified fund.

The Fund currently offers five classes of shares. Class I shares commenced operations on January 12, 1987. Class A shares and Class B shares commenced operations on January 2, 2004. Class C shares commenced operations on December 30, 2002. Investor Class shares commenced operations on February 28, 2008. Investor Class and Class A shares are offered at net asset value ("NAV") per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Investor Class and Class A shares, but a contingent deferred sales charge ("CDSC") is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered at NAV without an initial sales charge, although a declining CDSC may be imposed on redemptions made within six years of purchase of Class B shares and a 1.00% CDSC may be imposed on redemptions made within one year of purchase of Class C shares. Class I shares are offered at NAV and are not subject to a sales charge. Depending upon eligibility, Class B shares convert to either Investor Class or Class A shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, depending upon eligibility, Investor Class shares may convert to Class A shares and Class A shares may convert to Investor Class shares. The five classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that Class B and Class C shares are subject to higher distribution and/or service fee rates than Investor Class and Class A shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I shares are not subject to a distribution and/or service fee.

The Fund's investment objective is to seek long-term capital appreciation by investing primarily in securities of small-cap companies.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

"Fair value" is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

- Level 1--quoted prices in active markets for identical investments

- Level 2--other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

- Level 3--significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the year ended October 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund may have utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets. For the year ended October 31, 2010, there have been no changes to the fair value methodologies.

The aggregate value by input level, as of October 31, 2010, for the Fund's investments is included at the end of the Fund's Portfolio of Investments.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in other mutual funds are valued at their NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less ("Short-Term Investments") are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the

                                                   mainstayinvestments.com    21
date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are all generally categorized as Level 2 in the hierarchy.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund's Board to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's Manager or Subadvisor reflect the security's market value; and (vi) a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. These securities are generally categorized as Level 3 in the hierarchy. At October 31, 2010, the Fund did not hold securities that were valued in such a manner.

The Fund adopted Financial Accounting Standards Board Accounting Standards Update No. 2010-06 "Fair Value Measurements and Disclosures" (the "Update"), effective April 30, 2010. The Update requires the Fund to make new disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 measurements in the fair value hierarchy and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The Update also requires that the Fund separately report information on purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements. The Fund recognizes transfers between levels as of the beginning of the period. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 or Level 3 categories listed above.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. Therefore, no federal income tax provision is required.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Unless the shareholder elects otherwise, all dividends and distributions are reinvested in the same class of shares of the Fund, at NAV. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from GAAP.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(G) REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements to earn income. The Fund may enter into repurchase agreements only with financial institutions that are deemed by the Manager or Subadvisor (as defined in Note 3(A)) to be creditworthy, pursuant to guidelines established by the Fund's Board. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund.

When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or

22    MainStay U.S. Small Cap Fund
retention of the collateral may be subject to legal proceedings and possible realized loss to the Fund.

(H) FUTURES CONTRACTS. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security, or securities index). The Fund is subject to equity price risk and interest rate risk in the normal course of investing in these transactions. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. The Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin." When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. The Fund invests in futures contracts to provide an efficient means of maintaining liquidity while being fully invested in the market. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAV and may result in a loss to the Fund. As of October 31, 2010, the Fund did not hold any future contracts.

(I) SECURITIES LENDING. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act, and relevant guidance by the staff of the Securities and Exchange Commission. In the event the Fund does engage in securities lending, the Fund will lend through its custodian, State Street Bank and Trust Company ("State Street"). State Street will manage the Fund's cash collateral in accordance with the Lending Agreement between the Fund and State Street, and indemnify the Fund's portfolio against counterparty risk. The loans will be collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. The Fund will receive compensation for lending its securities in the form of fees or retain a portion of interest on the investment of any cash received as collateral. The Fund also will continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

Although the Fund and New York Life Investments (as defined in Note 3(A)) have temporarily suspended securities lending, the Fund and New York Life Investments reserve the right to reinstitute lending when deemed appropriate. The Fund had no portfolio securities on loan as of October 31, 2010.

(J) INDEMNIFICATIONS. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager also pays the salaries and expenses of all personnel affiliated with the Fund and the operational expenses of the Fund. Epoch Investment Partners, Inc. ("Epoch" or "Subadvisor"), a registered investment adviser, is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and the Subadvisor, New York Life Investments pays for the services of the Subadvisor.

The Fund pays the Manager a monthly fee for services performed and facilities furnished at an annual rate of the Fund's average daily net assets as follows:
0.85% up to $1 billion and 0.80% in excess of $1 billion. The effective management fee rate (exclusive of any applicable waivers/reimbursements) was 0.85% for the year ended October 31, 2010.

Effective August 1, 2009, New York Life Investments entered into a written expense limitation agreement under which it agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the total ordinary operating expenses of a class do not exceed the following percentages of average daily net assets: Investor Class, 1.63%; Class A, 1.53%; Class B, 2.38%; Class C, 2.38%; and Class I, 1.17%. This expense limitation expires on February 28, 2011 and is reviewed annually by the Board in connection with its review of the Fund's investment advisory agreements. Based on its review, the Board may agree to

                                                   mainstayinvestments.com    23
maintain, modify or terminate the agreement. Total ordinary operating expenses excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and the fees and expenses of any other funds in which the Fund invests.

On December 15, 2010, the Board approved an extension of the current written expense limitation agreement for the Fund's Class A shares, and the expiration of the written expense limitation agreement on the Fund's Investor Class, Class B, Class C, and Class I shares, effective February 28, 2011. New York Life Investments will apply an equivalent waiver or reimbursement, in an amount equal to the number of basis points waived for Class A shares, to the other share classes of the Fund. This revised expense limitation agreement expires on February 28, 2012. New York Life Investments also agreed, effective February 28, 2011, to voluntarily waive or reimburse the expenses of the appropriate class of the Fund so that the total ordinary operating expenses of a class do not exceed the following percentage of average daily net assets: Class B, 2.45%; Class C, 2.45%; Investor Class, 1.70%. These voluntary waivers or reimbursements may be discontinued at any time without notice.

For the year ended October 31, 2010, New York Life Investments earned fees from the Fund in the amount of $3,211,839 and waived/reimbursed its fees in the amount of $321,397.

State Street, 1 Lincoln Street, Boston, Massachusetts 02111, provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's respective NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, State Street is compensated by New York Life Investments.

(B) DISTRIBUTION AND SERVICE FEES. The Trust, on behalf of the Fund, has entered into a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect, wholly-owned subsidiary of New York Life. The Fund has adopted distribution plans, (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Investor Class and Class A Plans, the Distributor receives a monthly distribution fee from the Investor Class and Class A shares at an annual rate of 0.25% of the average daily net assets of the Investor Class and Class A shares for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares of the Fund pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares of the Fund for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Investor Class and Class A shares were $20,316 and $10,952, respectively for the year ended October 31, 2010. The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Class B and Class C shares of $491, $62,420 and $1,332, respectively, for the year ended October 31, 2010.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") pursuant to which BFDS performs certain transfer agent services on behalf of NYLIM Service Company LLC. Transfer agent expenses incurred by the Fund for the year ended October 31, 2010, were as follows:

Investor Class                         $339,992
-----------------------------------------------
Class A                                 226,328
-----------------------------------------------
Class B                                 245,121
-----------------------------------------------
Class C                                 112,096
-----------------------------------------------
Class I                                 383,471
-----------------------------------------------



(E) SMALL ACCOUNT FEE. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. Certain shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually). These fees are included in transfer agent fees shown on the Statement of Operations.

(F) CAPITAL. At October 31, 2010, New York Life and its affiliates beneficially held shares of the Fund with the following values and percentages of net assets as follows:

Class A                        $     1,970     0.0%++
--------------------------------------------------
Class B                              1,295     0.0++
--------------------------------------------------
Class C                              2,328     0.0++
--------------------------------------------------
Class I                         47,690,253    31.3
--------------------------------------------------



++ Less than one-tenth of a percent.

(G) OTHER. Pursuant to the Management Agreement, a portion of the cost of legal services provided to the Fund by the Office of the General Counsel of New York Life Investments is payable directly by the Fund. For the year ended October 31, 2010, these fees, which are included in professional fees shown on the Statement of Operations, were $39,848.


24    MainStay U.S. Small Cap Fund

NOTE 4--FEDERAL INCOME TAX

As of October 31, 2010, the components of accumulated gain (loss) on a tax basis were as follows:

               ACCUMULATED          OTHER        UNREALIZED            TOTAL
 ORDINARY          CAPITAL      TEMPORARY      APPRECIATION      ACCUMULATED
   INCOME      GAIN (LOSS)    DIFFERENCES    (DEPRECIATION)     GAIN (LOSS)
 $     --    $(267,568,914)           $--       $46,137,863    $(221,431,051)
---------------------------------------------------------- -----------------



The difference between book-basis and tax basis unrealized appreciation is primarily due to wash sales deferrals and wash sales adjustments from fund acquisitions.

The following table discloses the current year reclassifications between accumulated undistributed net investment income, accumulated net realized loss on investments and additional paid-in capital arising from permanent differences; net assets at October 31, 2010 were not affected.

                      ACCUMULATED
 UNDISTRIBUTED       NET REALIZED
 NET INVESTMENT    GAIN (LOSS) ON          ADDITIONAL
  INCOME (LOSS)       INVESTMENTS    PAID-IN CAPITAL
       $245,031       $40,153,692        $(40,398,723)
---------------------------------------- ------------



The reclassifications for the Fund are primarily due to return of capital and capital gain distributions from real estate investment trusts ("REITs").

At October 31, 2010, for federal income tax purposes, capital loss carryforwards of $267,568,914 were available as shown in the table below, to the extent provided by the regulations to offset future realized gains of the Fund through the years indicated. The Fund acquired $85,373,247 of capital losses in its reorganization with MainStay Small Cap Growth Fund (see Note 9). Use of these losses may be limited due to the provisions of IRC section 382. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

      CAPITAL LOSS         CAPITAL LOSS
    AVAILABLE THROUGH    AMOUNTS (000'S)
           2015              $ 35,469
---------------------------------- ------
           2016               184,447
---------------------------------- ------
           2017                47,653
---------------------------------- ------
          Total              $267,569
---------------------------------- ------



The Fund utilized $32,385,201 capital loss carryforwards during the year ended October 31, 2010. The Fund had $40,132,943 of capital loss carryforward that expired during the year ended October 31, 2010.

The tax character of distributions paid during the years ended October 31, 2010 and October 31, 2009 shown in the Statements of Changes in Net Assets, was as follows:

                                  2010       2009
Distributions paid from:
  Ordinary Income                  $--  $5,185,715
--------------------------------------------------



NOTE 5-CUSTODIAN

State Street is the custodian of the cash and the securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 6-LINE OF CREDIT

The Fund and certain affiliated funds maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.

Effective September 1, 2010, under an amended credit agreement, the aggregate commitment amount is $125,000,000 with an optional maximum amount of $175,000,000. The commitment rate is an annual rate of 0.10% of the average commitment amount, plus an annual 0.02% up-front payment payable, regardless of usage, to The Bank of New York Mellon, which serves as the agent to the syndicate. The commitment fee and up-front payment are allocated among certain MainStay Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate or the one month LIBOR rate, whichever is higher. Prior to September 1, 2010, the aggregate commitment amount was $125,000,000 with an annualized commitment fee rate of 0.10% of the average commitment amount, plus an up-front payment of 0.04% paid to The Bank of New York Mellon. The line of credit expires on August 31, 2011. There were no borrowings made or outstanding with respect to the Fund on the Credit Agreement during the year ended October 31, 2010.

NOTE 7-PURCHASES AND SALES OF SECURITIES (IN 000'S)

During the year ended October 31, 2010, purchases and sales of securities, other than short-term securities, were $175,753 and $248,550, respectively.


                                                   mainstayinvestments.com    25

NOTE 8-CAPITAL SHARE TRANSACTIONS


 INVESTOR CLASS                   SHARES         AMOUNT
Year ended October 31, 2010:
Shares sold                      325,788  $   4,592,151
Shares issued in connection
  with the acquisition of
  MainStay Small Cap Growth
  Fund (See Note 9)            2,525,783     32,916,559
Shares redeemed                 (657,082)    (9,210,751)
                              -------------------------
Net increase (decrease) in
  shares outstanding before
  conversion                   2,194,489     28,297,959
Shares converted into
  Investor Class (See Note
  1)                             366,776      5,085,295
Shares converted from
  Investor Class (See Note
  1)                            (245,008)    (3,442,846)
                              -------------------------
Net increase (decrease)        2,316,257  $  29,940,408
                              =========================
Year ended October 31, 2009:
Shares sold                      248,332  $   2,431,659
Shares issued in connection
  with the acquisition of
  MainStay Small Cap Value
  Fund (See Note 9)              915,198      7,435,417
Shares issued to
  shareholders in
  reinvestment of dividends       30,268        247,895
Shares redeemed                 (393,790)    (3,733,172)
                              -------------------------
Net increase (decrease) in
  shares outstanding before
  conversion                     800,008      6,381,799
Shares converted into
  Investor Class (See Note
  1)                             363,432      3,093,547
Shares converted from
  Investor Class (See Note
  1)                            (232,798)    (2,774,761)
                              -------------------------
Net increase (decrease)          930,642  $   6,700,585
                              =========================


 CLASS A                          SHARES         AMOUNT

Year ended October 31, 2010:

Shares sold                      989,521  $  13,891,292

Shares issued in connection
  with the acquisition of
  MainStay Small Cap Growth
  Fund (See Note 9)            2,011,365     26,187,437

Shares redeemed               (2,212,628)   (30,648,207)
                              -------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                     788,258      9,430,522

Shares converted into Class
  A (See Note 1)                 420,666      5,838,512

Shares converted from Class
  A (See Note 1)                 (38,176)      (561,498)

Shares converted from Class
  A (a)                         (157,445)    (2,153,851)
                              -------------------------


Net increase (decrease)        1,013,303  $  12,553,685
                              =========================


Year ended October 31, 2009:

Shares sold                    1,382,497  $  13,228,863

Shares issued in connection
  with the acquisition of
  MainStay Small Cap Value
  Fund (See Note 9)            1,320,954     10,706,373

Shares issued to
  shareholders in
  reinvestment of dividends      128,139      1,046,901

  Shares redeemed             (4,019,677)   (37,706,760)
                              -------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                  (1,188,087)   (12,724,623)

Shares converted into Class
  A (See Note 1)                 355,452      4,011,231

Shares converted from Class
  A (See Note 1)                (183,319)    (1,382,222)
                              -------------------------


Net increase (decrease)       (1,015,954) $ (10,095,614)
                              =========================



 CLASS B                          SHARES         AMOUNT

Year ended October 31, 2010:

Shares sold                      295,585  $   3,977,211

Shares issued in connection
  with the acquisition of
  MainStay Small Cap Growth
  Fund (See Note 9)            1,845,463     23,069,427

Shares redeemed                 (565,245)    (7,522,226)
                              -------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                   1,575,803     19,524,412

Shares converted from Class
  B (See Note 1)                (526,988)    (6,919,463)
                              -------------------------


Net increase (decrease)        1,048,815  $  12,604,949
                              =========================


Year ended October 31, 2009:

Shares sold                      207,708  $   1,957,206

Shares issued in connection
  with the acquisition of
  MainStay Small Cap Value
  Fund (See Note 9)            1,067,325      8,360,201

Shares issued to
  shareholders in
  reinvestment of dividends       20,914        165,228

Shares redeemed                 (409,839)    (3,625,520)
                              -------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                     886,108      6,857,115

Shares converted from Class
  B (See Note 1)                (314,477)    (2,947,795)
                              -------------------------


Net increase (decrease)          571,631  $   3,909,320
                              =========================



 CLASS C                          SHARES         AMOUNT

Year ended October 31, 2010:

Shares sold                      154,519  $   2,045,011

Shares issued in connection
  with the acquisition of
  MainStay Small Cap Growth
  Fund (See Note 9)              181,461      2,267,000

Shares redeemed                 (391,014)    (5,205,198)
                              -------------------------


Net increase (decrease)          (55,034) $    (893,187)
                              =========================


Year ended October 31, 2009:

Shares sold                       80,847  $     759,856

Shares issued in connection
  with the acquisition of
  MainStay Small Cap Value
  Fund (See Note 9)              269,350      2,108,989

Shares issued to
  shareholders in
  reinvestment of dividends       18,025        142,409

Shares redeemed                 (507,383)    (4,511,735)
                              -------------------------


Net increase (decrease)         (139,161) $  (1,500,481)
                              =========================




26    MainStay U.S. Small Cap Fund

 CLASS I                          SHARES         AMOUNT

Year ended October 31, 2010:

Shares sold                    4,231,109  $  62,103,205

Shares issued in connection
  with the acquisition of
  MainStay Small Cap Growth
  Fund (See Note 9)              330,642      4,377,953

Shares redeemed               (7,220,991)  (102,045,639)
                              -------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                  (2,659,240)   (35,564,481)

Shares converted into Class
  I (a)                          154,730      2,153,851
                              -------------------------


Net increase (decrease)       (2,504,510) $ (33,410,630)
                              =========================


Year ended October 31, 2009:

Shares sold                    7,711,474  $  86,863,552

Shares issued in connection
  with the acquisition of
  MainStay Small Cap Value
  Fund (See Note 9)                  689          5,663

Shares issued to
  shareholders in
  reinvestment of dividends      390,113      3,230,139

Shares redeemed               (7,133,818)   (66,126,943)
                              -------------------------


Net increase (decrease)          968,458  $  23,972,411
                              =========================




(a) In addition to any automatic conversion features described above in Note 1 with respect to Investor Class, Class A and B shares, an investor generally may also elect to convert their shares on a voluntary basis into another share class of the same fund for which an investor is eligible. However, the following limitations apply:

   - Investor Class and Class A shares that remain subject to a CDSC are ineligible for a voluntary conversion; and

   - All Class B and C shares are ineligible for a voluntary conversion.

   These limitations do not impact any automatic conversion features described in Note 1 with respect to Investor Class, Class A and B shares.

   An investor or an investor's financial intermediary may contact the Fund to request a voluntary conversion between shares classes of the same Fund. An investor may be required to provide sufficient information to establish eligibility to convert to the new share class. All permissible conversions will be made on the basis of the relevant NAVs of the two classes without the imposition of any sales load, fee or other charge. If an investor fails to remain eligible for the new share class, an investor may automatically be converted back to their original share class, or into another share class, if appropriate.

NOTE 9-FUND ACQUISITIONS

At a meeting held on June 23, 2009, the Board approved a plan of reorganization whereby the Fund would acquire the assets, including the investments, and assume the liabilities of MainStay Small Cap Growth Fund, a series of The MainStay Funds. Shareholders of the MainStay Small Cap Growth Fund approved this reorganization on November 16, 2009, which was then completed on November 24, 2009. The aggregate net assets of the Fund immediately before the acquisition were $293,161,292 and the combined net assets after the acquisition were $381,979,668.

The acquisition was accomplished by a tax-free exchange of the following:

                                SHARES         VALUE
MainStay Small Cap Growth
  Fund
-----------------------------------------------------
Investor Class               2,862,295    $32,916,559
-----------------------------------------------------
Class A                      2,275,595     26,187,437
-----------------------------------------------------
Class B                      2,190,085     23,069,427
-----------------------------------------------------
Class C                        215,221      2,267,000
-----------------------------------------------------
Class I                        374,503      4,377,953
-----------------------------------------------------



In exchange for the MainStay Small Cap Growth Fund shares and net assets, the Fund issued 2,525,783 Investor Class Shares; 2,011,365 Class A shares; 1,845,463 Class B shares; 181,461 Class C shares; and 330,642 Class I shares.

At a meeting held on September 25, 2008, the Board approved a plan of reorganization where the Fund would acquire the assets, including the investments, and assume the identified liabilities of MainStay Small Cap Value Fund, a series of The MainStay Funds. Shareholders of the MainStay Small Cap Value Fund approved this reorganization on January 30, 2009, which was then completed on February 13, 2009. The aggregate net assets of the Fund immediately before the acquisition were $140,597,322 and the combined net assets after the acquisition were $169,213,965.

The acquisition was accomplished by a tax-free exchange of the following:

                                SHARES         VALUE
MainStay Small Cap Value
  Fund
-----------------------------------------------------
Investor Class               1,496,605    $ 7,435,417
-----------------------------------------------------
Class A                      2,157,866     10,706,373
-----------------------------------------------------
Class B                      1,870,948      8,360,201
-----------------------------------------------------
Class C                        471,745      2,108,989
-----------------------------------------------------
Class I                          1,129          5,663
-----------------------------------------------------



In exchange for the MainStay Small Cap Value Fund shares and net assets, the Fund issued 915,198 Investor Class Shares; 1,320,954 Class A shares; 1,067,325 Class B shares; 269,350 Class C shares; and 689 Class I shares.

MainStay Small Cap Growth Fund's net assets after adjustments for any permanent book-to-tax differences at the acquisition date were as follows, which include the following amounts of capital stock, unrealized appreciation and accumulated net realized loss:

                                         TOTAL NET       CAPITAL    UNREALIZED  ACCUMULATED NET  UNDISTRIBUTED NET
                                            ASSETS         STOCK  APPRECIATION    REALIZED LOSS   INVESTMENT LOSS
MainStay Small Cap Growth Fund         $88,818,376  $172,773,002    $1,479,126     $(85,422,964)          $(10,788)
------------------------------------------------------------------------------------------------------------------





                                                   mainstayinvestments.com    27

MainStay Small Cap Value Fund's net assets after adjustments for any permanent book-to-tax differences at the acquisition date were as follows, which include the following amounts of capital stock, unrealized depreciation and accumulated net realized loss:

                                                                                   ACCUMULATED     UNDISTRIBUTED
                                    TOTAL NET                       UNREALIZED    NET REALIZED    NET INVESTMENT
                                       ASSETS    CAPITAL STOCK    DEPRECIATION            LOSS           INCOME
MainStay Small Cap Value Fund     $28,616,643      $69,577,796    ($18,029,815)   ($23,059,649)         $128,311
----------------------------------------------------------------------------------------------------------------



Assuming the acquisition of MainStay Small Cap Growth Fund had been completed on November 1, 2009, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the period ended October 31, 2010, are as follows:

Net investment income (loss)         $   (96,599)
------------------------------------------------
Net gain on investments              $75,464,772
------------------------------------------------
Net increase in net assets
  resulting from operations          $75,368,173
------------------------------------------------



Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the MainStay Small Cap Growth Fund that have been included in the Fund's Statement of Operations since November 24, 2010.

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from MainStay Small Cap Growth Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

NOTE 10-SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Fund as of and for the fiscal year ended October 31, 2010, events and transactions subsequent to October 31, 2010 through the date the financial statements were issued have been evaluated by the Fund's management for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified other than the extension of the Class A expense limitation agreement and the expiration of the expense limitation agreement for Class B, Class C, Class I and Investor Class shares, as discussed in Note 3(A) to these financial statements.


28    MainStay U.S. Small Cap Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
Eclipse Funds:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MainStay U.S. Small Cap Fund ("the Fund"), one of the funds constituting Eclipse Funds as of October 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers or by other appropriate procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MainStay U.S. Small Cap Fund of Eclipse Funds as of October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
December 23, 2010


                                                   mainstayinvestments.com    29

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act") requires that each mutual fund's board of directors/trustees, including a majority of the independent directors/trustees, annually review and approve the fund's investment advisory agreements. At its June 29-30, 2010 meeting, the Board of Directors/Trustees of the MainStay Group of Funds ("Board") unanimously approved the Management Agreement between the MainStay U.S. Small Cap Fund ("Fund") and New York Life Investment Management LLC ("New York Life Investments"), and the Subadvisory Agreement between New York Life Investments and Epoch Investment Partners, Inc. ("Epoch") on behalf of the Fund.

In reaching its decisions to approve these agreements (the "Agreements"), the Board considered information prepared specifically in connection with the contract review process that took place at various meetings between December 2009 and June 2010, as well as information furnished to it throughout the year at regular and special Board meetings. Information requested by and provided to the Board specifically in connection with the contract review process included, among other things, reports on the Fund prepared by Strategic Insight Mutual Fund Research and Consulting LLC ("Strategic Insight"), an independent third-party service provider engaged by the Board to report objectively on the Fund's investment performance, management and subadvisory fees and ordinary operating expenses. The Board also requested and received information from New York Life Investments and Epoch on the fees charged to other investment advisory clients (including institutional separate accounts) that follow investment strategies similar to the Fund, and the rationale for any differences in the Fund's management and/or subadvisory fee and the fees charged to such institutional products. In addition, the Board requested and received information on the profitability of the Fund to New York Life Investments and its affiliates and Epoch as subadviser to the Fund, and responses to several comprehensive lists of questions encompassing a variety of topics prepared on behalf of the Board by independent legal counsel to the Board and its independent directors/trustees (the "Independent Trustees"). Information provided to the Board at its meetings throughout the year included, among other things, detailed investment performance reports on the Fund prepared by the Investment Consulting Group at New York Life Investments. The structure and format for this regular reporting was developed in consultation with the Board. The Board also received throughout the year, among other things, periodic reports on legal and compliance matters, portfolio turnover, and sales and marketing activity.

In determining to approve the Agreements, the members of the Board reviewed and evaluated all of the information and factors they believed to be relevant and appropriate in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment. The broad factors considered by the Board are discussed in greater detail below, and included, among other things: (i) the nature, extent, and quality of the services provided to the Fund by New York Life Investments and Epoch; (ii) the investment performance of the Fund, New York Life Investments and Epoch; (iii) the costs of the services provided, and profits realized, by New York Life Investments and its affiliates and by Epoch as subadviser to the Fund, from their relationship with the Fund; (iv) the extent to which economies of scale may be realized as the Fund grows, and the extent to which economies of scale may benefit Fund investors; and (v) the reasonableness of the Fund's management and subadvisory fee levels and overall total ordinary operating expenses, particularly as compared to similar funds and accounts managed by New York Life Investments and third-party "peer funds" identified by Strategic Insight.

While individual members of the Board may have weighed certain factors differently, the Board's decisions to approve the Agreements were based on a comprehensive consideration of all the information provided to the Board, including information provided to the Board throughout the year and specifically in connection with the contract review process. The Board's conclusions with respect to the Agreements also were based, in part, on the Board's consideration of the Agreements in prior years. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to shareholders of the Fund, and that the Fund's shareholders, having had the opportunity to consider alternative investment products and services, have chosen to invest in the Fund. A more detailed discussion of the factors that figured prominently in the Board's decisions to approve the Agreements is provided below.

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY NEW YORK LIFE INVESTMENTS AND EPOCH

In considering the approval of the Agreements, the Board examined the nature, extent and quality of the services that New York Life Investments provides to the Fund. The Board evaluated New York Life Investments' experience in serving as manager of the Fund, noting that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience with overseeing affiliated and non-affiliated subadvisers. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative services to the Fund, as well as New York Life Investments' reputation and financial condition. The Board considered New York Life Investments' performance in fulfilling its responsibilities for overseeing the Fund's legal and compliance environment, for overseeing Epoch's compliance with the Fund's policies and investment objectives, and for implementing Board directives as they relate to the Fund. The Board considered New York Life Investments' willingness to invest in personnel that benefit the Fund, and noted that New York Life Investments also is responsible for paying all of the salaries and expenses for the Fund's officers. The Board also considered the benefits to shareholders of being part of the MainStay Group of Funds, including the privilege of exchanging investments between the same class of shares without the imposition of a sales charge, as described more fully in the Fund's prospectus.

The Board also examined the nature, extent and quality of the services that Epoch provides to the Fund. The Board evaluated Epoch's experience in serving as subadviser to the Fund and managing other portfolios. It examined Epoch's track record and experience in providing investment advisory services, the experience of investment advisory, senior management and administrative personnel at Epoch, and Epoch's overall legal and compliance environment. The Board also reviewed Epoch's willingness to invest in personnel designed to benefit the Fund. In this regard, the Board considered the experience of the Fund's

30    MainStay U.S. Small Cap Fund
portfolio managers, the number of accounts managed by the portfolio managers and the method for compensating portfolio managers.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Fund likely would continue to benefit from the nature, extent and quality of these services as a result of New York Life Investments' and Epoch's experience, personnel, operations and resources.

INVESTMENT PERFORMANCE

In evaluating the Fund's investment performance, the Board considered investment performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered the detailed investment performance reports provided by New York Life Investments' Investment Consulting Group on the Fund throughout the year. These reports include, among other things, information on the Fund's gross and net returns, the Fund's investment performance relative to relevant investment categories and Fund benchmarks, the Fund's risk-adjusted investment performance, and the Fund's investment performance as compared to similar competitor funds, as appropriate. The Board also considered information provided by Strategic Insight showing the investment performance of the Fund as compared to peer funds.

In considering the Fund's investment performance, the Board focused principally on the Fund's long-term performance track record. The Board also gave weight to its ongoing discussions with senior management at New York Life Investments concerning the Fund's investment performance, as well as discussions between the Fund's portfolio managers and the Board that occurred at meetings from time to time throughout the year and in previous years. The Board also considered any specific actions that New York Life Investments had taken, or had agreed with the Board to take, to enhance Fund investment performance, and the results of those actions.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the long-term investment performance of the Fund, along with ongoing efforts by New York Life Investments and Epoch to enhance investment returns, supported a determination to approve the Agreements. The Fund discloses more information about investment performance in the Portfolio Management Discussion and Analysis, Investment and Performance Comparison and Financial Highlights sections of this Annual Report and in the Fund's prospectus.

COSTS OF THE SERVICES PROVIDED, AND PROFITS TO BE REALIZED, BY NEW YORK LIFE INVESTMENTS AND EPOCH

The Board considered the costs of the services provided by New York Life Investments and Epoch under the Agreements, and the profits realized by New York Life Investments, its affiliates and Epoch due to their relationships with the Fund.

In evaluating any costs and profits of New York Life Investments and its affiliates and Epoch due to their relationships with the Fund, the Board considered, among other things, each party's investments in personnel, systems, equipment and other resources necessary to manage the Fund, and the fact that New York Life Investments is responsible for paying the subadvisory fees for the Fund. The Board acknowledged that New York Life Investments and Epoch must be in a position to pay and retain experienced professional personnel to provide services to the Fund and that New York Life Investments' ability to maintain a strong financial position is important in order for New York Life Investments to continue to provide high-quality services to the Fund. The Board noted, for example, costs borne by New York Life Investments and its affiliates due to new and ongoing regulatory and compliance requirements. The Board also noted that the Fund benefits from the allocation of certain fixed costs across the MainStay Group of Funds.

In addition, although the Board did not receive specific profitability information from Epoch (due to the fact that Epoch was appointed as Subadviser only recently), the Board considered representations from Epoch and New York Life Investments that the subadvisory fee paid by New York Life Investments to Epoch for services provided to the Fund was the result of arm's-length negotiations. Because Epoch is not affiliated with New York Life Investments, and Epoch's fees are paid directly by New York Life Investments, the Board focused primarily on the profitability of the relationship among New York Life Investments and its affiliates and the Fund.

The Board noted the difficulty in obtaining reliable comparative data about mutual fund managers' profitability, since such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager's organization, the types of funds it manages, and the manager's capital structure and costs of capital. While recognizing the difficulty in evaluating a manager's profitability with respect to the Fund, and noting that other profitability methodologies may also be reasonable, the Board concluded that the profitability methodology presented by New York Life Investments to the Board, which was developed by New York Life Investments in consultation with an independent consultant, was reasonable in all material respects.

In considering the costs and profitability of the Fund, the Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with the Fund. The Board recognized, for example, the benefits to Epoch from legally permitted "soft-dollar" arrangements by which brokers provide research and other services to Epoch in exchange for commissions paid by the Fund with respect to trades on the Fund's portfolio securities. The Board also requested and received information from Epoch and New York Life Investments concerning other business relationships between Epoch and its affiliates and New York Life Investments and its affiliates.

The Board further considered that, in addition to fees earned by New York Life Investments for managing the Fund, New York Life Investments' affiliates also earn revenues from serving the Fund in various other capacities, including as the Fund's transfer agent and distributor. The information provided to the Board indicated that the profitability to New York Life Investments and its affiliates arising directly from these other arrangements was not significant. The Board noted that, although it assessed the overall profitability of the Fund to New York Life Investments and its affiliates as part of the annual contract review process, when considering the reasonableness of the fees to be paid to New York Life Investments and its affiliates under the Agreements,

                                                   mainstayinvestments.com    31

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (UNAUDITED) (CONTINUED)




the Board considered the profitability of New York Life Investments' relationship with the Fund on a pre-tax basis, and without regard to distribution expenses.

After evaluating the information presented to the Board, the Board concluded, within the context of its overall determinations regarding the Agreements, that any profits realized by New York Life Investments and its affiliates and Epoch due to their relationships with the Fund supported the Board's determination to approve the Agreements. With respect to Epoch, the Board considered that any profits to be realized by Epoch due to its relationship with the Fund are the result of arm's-length negotiations between New York Life Investments and Epoch, and are based on subadvisory fees to be paid to Epoch by New York Life Investments, not the Fund.

EXTENT TO WHICH ECONOMIES OF SCALE MAY BE REALIZED AS THE FUND GROWS

The Board also considered whether the Fund's expense structure permitted economies of scale to be shared with Fund investors. The Board reviewed information from New York Life Investments showing how the Fund's management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from Strategic Insight showing how the Fund's management fee schedule hypothetically would compare with fees paid for similar services by peer funds at varying asset levels. The Board noted the extent to which the Fund benefits from any breakpoints or expense limitations. While recognizing the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with the Fund in a number of ways, including, for example, through the imposition of management fee breakpoints and by initially setting relatively lower management fees.

Based on this information, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Fund's expense structure appropriately reflects economies of scale for the benefit of Fund investors. The Board noted, however, that it would continue to evaluate the reasonableness of the Fund's expense structure as the Fund grows over time.

MANAGEMENT AND SUBADVISORY FEES AND TOTAL ORDINARY OPERATING EXPENSES

The Board evaluated the reasonableness of the fees to be paid under the Agreements and the Fund's expected total ordinary operating expenses. The Board primarily considered the reasonableness of the overall management fees paid by the Fund to New York Life Investments, since the fees to be paid to Epoch are paid by New York Life Investments, not the Fund. The Board also considered the impact of the Fund's expense limitation arrangements pursuant to which New York Life Investments has agreed to limit the Fund's total ordinary operating expenses.

In assessing the reasonableness of the Fund's fees and expenses, the Board primarily considered comparative data provided by Strategic Insight on the fees and expenses charged by similar mutual funds managed by other investment advisers. In addition, the Board considered information provided by New York Life Investments and Epoch on fees charged to other investment advisory clients, including institutional separate accounts and other funds with similar investment objectives as the Fund. In this regard, the Board took into account explanations from New York Life Investments and Epoch about the different scope of services provided to retail mutual funds as compared with other investment advisory clients.

The Board noted that, outside of the Fund's management fee and the fees charged under a share class's Rule 12b-1 and/or shareholder services plans, a share class's most significant "other expenses" are transfer agent fees. Transfer agent fees are charged to the Fund based on the number of shareholder accounts (a "per-account" fee) as compared with certain other fees (e.g., management fees), which are charged based on the Fund's average net assets. The Board took into account information from New York Life Investments showing that the Fund's transfer agent fee schedule is reasonable, including industry data showing that the per-account fees that NYLIM Service Company LLC, the Fund's transfer agent, charges the Fund are within the range of per-account fees charged by transfer agents to other mutual funds. In addition, the Board considered representations from New York Life Investments that NYLIM Service Company LLC historically has realized only modest profitability from providing transfer agent services to the Funds.

The Board observed that, because the Fund's transfer agent fees are billed on a per-account basis, the impact of transfer agent fees on a share class's expense ratio may be more significant in cases where the share class has a high number of accounts with limited assets (i.e., small accounts). The Board noted that transfer agent fees are a significant portion of total expenses of many funds in the MainStay Group of Funds. The impact of transfer agent fees on the expense ratios of these MainStay Funds tends to be greater than for other open-end retail funds because the MainStay Group of Funds generally has a significant number of small accounts relative to competitor funds. The Board noted the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life Insurance Company ("New York Life") policyholders, who often maintain smaller account balances than other fund investors. The Board discussed measures that it and New York Life Investments have taken in recent years to mitigate the effect of small accounts on the expense ratios of Fund share classes, including: (i) encouraging New York Life agents to consolidate multiple small accounts held by the same investor into one MainStay Asset Allocation Fund account; (ii) increasing investment minimums from $500 to $1,000 in 2003; (iii) closing small accounts with balances below $500;
(iv) since 2007, charging an annual $20.00 small account fee on certain accounts with balances below $1,000; (v) modifying the approach for billing transfer agent expenses to reduce the degree of subsidization by large accounts of smaller accounts; and (vi) introducing Investor Class shares for certain MainStay Funds in early 2008 to consolidate smaller account investors.

After considering all of the factors outlined above, the Board concluded that the Fund's management and subadvisory fees and total ordinary operating expenses were within a range that is competitive and, within the context of the Board's overall conclusions regarding the Agreements, support a conclusion that these fees and expenses are reasonable.

CONCLUSION

On the basis of the information provided to it and its evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Agreements.


32    MainStay U.S. Small Cap Fund

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

In February 2011, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099 which will show the federal tax status of the distributions received by shareholders in calendar year 2010. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return.


PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that New York Life Investments uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at mainstayinvestments.com; or
(ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request (i) by calling 800-MAINSTAY (624-6782);
(ii) by visiting the Fund's website at mainstayinvestments.com; or (iii) on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge on the SEC's website at www.sec.gov or by calling MainStay Investments at 800-MAINSTAY (624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


                                                   mainstayinvestments.com    33

BOARD MEMBERS AND OFFICERS (UNAUDITED)

The Board Members oversee the MainStay Group of Funds (which is comprised of Funds that are series of The MainStay Funds, Eclipse Funds, Eclipse Funds Inc., MainStay Funds Trust, and MainStay VP Series Fund, Inc.) (collectively, the "Fund Complex"), the Manager and, when applicable, the Subadvisor(s). Each Board Member serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Board Member shall tender his or her resignation upon reaching age 72. A Board Member reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee.

Officers serve a term of one year and are elected annually by the Board Members. The business address of each Board Member and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Board Members and is available without charge, upon request, by calling 800-MAINSTAY (624-6782) or by going online to mainstayinvestments.com.

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBER*

JOHN Y. KIM      Indefinite;                      Member of the Board of                66        None
9/24/60          ECLIPSE FUNDS: Trustee since     Managers, President and Chief
                 2008 (2 funds);                  Executive Officer (since 2008)
                 ECLIPSE FUNDS INC.: Director     of New York Life Investment
                 since 2008 (1 fund);             Management LLC and New York
                 THE MAINSTAY FUNDS: Trustee      Life Investment Management
                 since 2008 (14 funds);           Holdings LLC; Executive Vice
                 MAINSTAY FUNDS TRUST: Trustee    President, New York Life
                 since 2009 (29 funds); and       Insurance Company (since
                 MAINSTAY VP SERIES FUND, INC.:   2008); Member of the Board,
                 Director since 2008 (20          MacKay Shields LLC (since
                 portfolios).                     2008); Chairman of the Board,
                                                  Institutional Capital LLC,
                                                  Madison Capital Funding LLC,
                                                  Madison Square Investors LLC
                                                  and McMorgan & Company LLC,
                                                  Chairman of the Board and
                                                  Chief Executive Officer,
                                                  NYLIFE Distributors LLC (since
                                                  2008); Chairman of the Board,
                                                  NYLCAP Manager, LLC (since
                                                  2008); Executive Vice
                                                  President, NYLIFE Insurance
                                                  Company of Arizona and
                                                  New York Life Insurance and
                                                  Annuity Corporation (since
                                                  2008); President, Prudential
                                                  Retirement, a business unit of
                                                  Prudential Financial, Inc.
                                                  (2002 to 2007)
-----------------------------------------------------------------------------------------------------------------------------



   * This Board Member is considered to be an "interested person" of the MainStay Group of Funds within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column entitled "Principal Occupation(s) During the Past Five Years."


34    MainStay U.S. Small Cap Fund

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

SUSAN B. KERLEY  Indefinite;                      President, Strategic                  66        Trustee, Legg Mason
8/12/51          ECLIPSE FUNDS: Chairman since    Management Advisors LLC (since                  Partners Funds, Inc., since
                 2005, and Trustee since 2000     1990)                                           1991 (60 portfolios)
                 (2 funds);
                 ECLIPSE FUNDS INC.: Chairman
                 since 2005 and Director since
                 1990
                 (1 fund);
                 THE MAINSTAY FUNDS: Chairman
                 and Board Member since 2007
                 (14 funds);
                 MAINSTAY FUNDS TRUST: Chairman
                 and Trustee since 2009 (29
                 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Chairman and Director since
                 2007 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ALAN R. LATSHAW  Indefinite;                      Retired; Partner, Ernst &             66        Trustee, State Farm
3/27/51          ECLIPSE FUNDS: Trustee and       Young LLP (2002 to 2003);                       Associates Funds Trusts
                 Audit Committee Financial        Partner, Arthur Andersen LLP                    since 2005 (4 portfolios);
                 Expert since 2007 (2 funds);     (1989 to 2002); Consultant to                   Trustee, State Farm Mutual
                 ECLIPSE FUNDS INC.: Director     the MainStay Funds Audit and                    Fund Trust since 2005 (15
                 and Audit Committee Financial    Compliance Committee (2004 to                   portfolios); Trustee, State
                 Expert since 2007 (1 fund);      2006)                                           Farm Variable Product Trust
                 THE MAINSTAY FUNDS: Trustee                                                      since 2005 (9 portfolios)
                 and Audit Committee Financial
                 Expert since 2006 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 and Audit Committee Financial
                 Expert since 2009 (29 funds);
                 and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director and Audit Committee
                 Financial Expert since 2007
                 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
PETER MEENAN     Indefinite;                      Independent Consultant;               66        None
12/5/41          ECLIPSE FUNDS: Trustee since     President and Chief Executive
                 2002 (2 funds);                  Officer, Babson--United, Inc.
                 ECLIPSE FUNDS INC.: Director     (financial services firm)
                 since 2002 (1 fund);             (2000 to 2004); Independent
                 THE MAINSTAY FUNDS: Trustee      Consultant (1999 to 2000);
                 since 2007 (14 funds);           Head of Global Funds, Citicorp
                 MAINSTAY FUNDS TRUST: Trustee    (1995 to 1999)
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2007 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------


                                                   mainstayinvestments.com    35

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

RICHARD H.       Indefinite;                      Managing Director, ICC Capital        66        None
NOLAN, JR.       ECLIPSE FUNDS: Trustee since     Management;
11/16/46         2007 (2 funds);                  President--Shields/Alliance,
                 ECLIPSE FUNDS INC.: Director     Alliance Capital Management
                 since 2007 (1 fund);             (1994 to 2004)
                 THE MAINSTAY FUNDS: Trustee
                 since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2006 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
RICHARD S.       Indefinite;                      Chairman and Chief Executive          66        None
TRUTANIC         ECLIPSE FUNDS: Trustee since     Officer Somerset & Company
2/13/52          2007 (2 funds);                  (financial advisory firm)
                 ECLIPSE FUNDS INC.: Director     (since 2004); Managing
                 since 2007 (1 fund);             Director The Carlyle Group
                 THE MAINSTAY FUNDS: Trustee      (private investment firm)
                 since 1994 (14 funds);           (2002 to 2004); Senior
                 MAINSTAY FUNDS TRUST: Trustee    Managing Director, Partner and
                 since 2009 (29 funds); and       Board Member, Groupe Arnault
                 MAINSTAY VP SERIES FUND, INC.:   S.A. (private investment firm)
                 Director since 2007 (20          (1999 to 2002)
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ROMAN L. WEIL    Indefinite;                      V. Duane Rath Professor               66        None
5/22/40          ECLIPSE FUNDS:                   Emeritus of Accounting,
                 Trustee and Audit Committee      Chicago Booth School of
                 Financial Expert since 2007 (2   Business, University of
                 funds);                          Chicago; President, Roman L.
                 ECLIPSE FUNDS INC.: Director     Weil Associates, Inc.
                 and Audit Committee Financial    (consulting firm)
                 Expert since 2007 (1 fund);
                 THE MAINSTAY FUNDS: Trustee
                 and Audit Committee Financial
                 Expert since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1994 and Audit
                 Committee Financial Expert
                 since 2003 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------


36    MainStay U.S. Small Cap Fund

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

JOHN A. WEISSER  Indefinite;                      Retired. Managing Director of         66        Trustee, Direxion Funds (32
10/22/41         ECLIPSE FUNDS:                   Salomon Brothers, Inc. (1971                    portfolios) and Direxion
                 Trustee since 2007 (2 funds);    to 1995)                                        Insurance Trust (1
                 ECLIPSE FUNDS INC.: Director                                                     portfolio) since 2007;
                 since 2007 (1 fund);                                                             Trustee, Direxion Shares
                 THE MAINSTAY FUNDS: Trustee                                                      ETF Trust, since 2008 (36
                 since 2007 (14 funds);                                                           portfolios)
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1997 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------





                                                   mainstayinvestments.com    37

   The following individuals have been appointed by the Board Members to serve as Officers of the MainStay Group of Funds.

                 POSITIONS(S) HELD
NAME AND         WITH THE FUNDS                   PRINCIPAL OCCUPATION(S)
DATE OF BIRTH    AND LENGTH OF SERVICE            DURING PAST FIVE YEARS

--------------------------------------------------------------------------------

OFFICERS

JACK R.          Treasurer and Principal          Assistant Treasurer, New York
BENINTENDE       Financial and Accounting         Life Investment Management
5/12/64          Officer, Eclipse Funds,          Holdings LLC (since 2008);
                 Eclipse Funds, Inc. and The      Managing Director, New York
                 MainStay Funds (since 2007),     Life Investment Management LLC
                 MainStay Funds Trust (since      (since 2007); Treasurer and
                 2009)                            Principal Financial and
                                                  Accounting Officer, MainStay
                                                  VP Series Fund, Inc.; Vice
                                                  President, Prudential
                                                  Investments (2000 to 2007);
                                                  Assistant Treasurer,
                                                  JennisonDryden Family of
                                                  Funds, Target Portfolio Trust,
                                                  The Prudential Series Fund and
                                                  American Skandia Trust (2006
                                                  to 2007); Treasurer and
                                                  Principal Financial Officer,
                                                  The Greater China Fund (2007)
--------------------------------------------------------------------------------
JEFFREY A.       Vice President and Chief         Managing Director, Compliance
ENGELSMAN        Compliance Officer, Eclipse      (since 2009), Director and
9/28/67          Funds, Eclipse Funds, Inc.,      Associate General Counsel, New
                 The MainStay Funds and           York Life Investment
                 MainStay Funds Trust (since      Management LLC (2005 to 2008);
                 2009)                            Assistant Secretary, NYLIFE
                                                  Distributors LLC (2006 to
                                                  2008); Assistant Secretary
                                                  NYLIFE Distributors LLC (2006
                                                  to 2008); Vice President and
                                                  Chief Compliance Officer,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2009); Assistant
                                                  Secretary, The MainStay Funds
                                                  and ICAP Funds, Inc. (2006 to
                                                  2008); Assistant Secretary,
                                                  Eclipse Funds, Eclipse Funds,
                                                  Inc. and MainStay VP Series
                                                  Fund, Inc. (2005 to 2008);
                                                  Director and Senior Counsel,
                                                  Deutsche Bank Asset Management
                                                  (1999 to 2005)
--------------------------------------------------------------------------------
STEPHEN P.       President, Eclipse Funds,        Manager, President and Chief
FISHER           Eclipse Funds, Inc. and The      Operating Officer, NYLIFE
2/22/59          MainStay Funds (since 2007),     Distributors LLC (since 2008);
                 MainStay Funds Trust (since      Chairman of the Board, NYLIM
                 2009)                            Service Company LLC (since
                                                  2008); Senior Managing
                                                  Director and Chief Marketing
                                                  Officer, New York Life
                                                  Investment Management LLC
                                                  (since 2005); Managing
                                                  Director--Retail Marketing,
                                                  New York Life Investment
                                                  Management LLC (2003 to 2005);
                                                  President, MainStay VP Series
                                                  Fund, Inc. (since 2007)
--------------------------------------------------------------------------------
J. KEVIN GAO     Secretary and Chief Legal        Managing Director and
10/13/67         Officer, Eclipse Funds,          Associate General Counsel, New
                 Eclipse Funds, Inc., The         York Life Investment
                 MainStay Funds and MainStay      Management LLC (since 2010);
                 Funds Trust (since 2010)         Secretary and Chief Legal
                                                  Officer, MainStay VP Series
                                                  Fund, Inc. (since 2010);
                                                  Director and Counsel of Credit
                                                  Suisse, Chief Legal Officer
                                                  and Secretary of Credit Suisse
                                                  Asset Management, LLC and
                                                  Credit Suisse Funds (2003 to
                                                  2010)
--------------------------------------------------------------------------------
SCOTT T.         Vice                             Director, New York Life
HARRINGTON       President -- Administration,     Investment Management LLC
2/8/59           Eclipse Funds, Eclipse Funds,    (including predecessor
                 Inc. and The MainStay Funds      advisory organizations) (since
                 (since 2005), MainStay Funds     2000); Executive Vice
                 Trust (since 2009)               President, New York Life Trust
                                                  Company and New York Life
                                                  Trust Company, FSB (since
                                                  2006); Vice
                                                  President--Administration,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2005)
--------------------------------------------------------------------------------



   * The Officers listed above are considered to be "interested persons" of the MainStay Group of Funds within the meaning of the 1940 Act because of their affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column captioned "Principal Occupation(s) During Past Five Years." Officers are elected annually by the Board to serve a one-year term.


38    MainStay U.S. Small Cap Fund

MAINSTAY FUNDS

MainStay offers a wide range of Funds for virtually any investment need. The full array of MainStay offerings is listed here, with information about the manager, subadvisors, legal counsel, and independent registered public accounting firm.

EQUITY FUNDS
MainStay 130/30 Core Fund
MainStay 130/30 Growth Fund
MainStay Common Stock Fund
MainStay Epoch U.S. All Cap Fund
MainStay Epoch U.S. Equity Fund
MainStay Equity Index Fund(1)
MainStay Growth Equity Fund
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay MAP Fund
MainStay S&P 500 Index Fund
MainStay U.S. Small Cap Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay High Yield Municipal Bond Fund
MainStay High Yield Opportunities Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Principal Preservation Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Builder Fund

INTERNATIONAL FUNDS
MainStay 130/30 International Fund
MainStay Epoch Global Choice Fund
MainStay Epoch Global Equity Yield Fund
MainStay Epoch International Small Cap Fund
MainStay Global High Income Fund
MainStay ICAP Global Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

RETIREMENT FUNDS
MainStay Retirement 2010 Fund
MainStay Retirement 2020 Fund
MainStay Retirement 2030 Fund
MainStay Retirement 2040 Fund
MainStay Retirement 2050 Fund

--------------------------------------------------------------------------------

MANAGER
NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS
EPOCH INVESTMENT PARTNERS, INC.
New York, New York

INSTITUTIONAL CAPITAL LLC(2)
Chicago, Illinois

MACKAY SHIELDS LLC(2)
New York, New York

MADISON SQUARE INVESTORS LLC(2)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota


LEGAL COUNSEL
DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

1. Closed to new investors and new purchases as of January 1, 2002.
2. An affiliate of New York Life Investment Management LLC.



                          Not part of the Annual Report

     MAINSTAYINVESTMENTS.COM

     MainStay Investments, an indirect subsidiary of New York Life Insurance Company, New York, NY 10010, provides investment advisory products and services. Securities are distributed by NYLIFE Distributors LLC, 169 Lackawanna Avenue, Parsippany,
     New Jersey, 07054.

     This report may be distributed only when preceded or accompanied by a current Fund prospectus.

     2010 by NYLIFE Distributors LLC. All rights reserved.


-----------------------------------------------------------------
     Not        Not a     May Lose   No Bank   Not Insured by Any
   FDIC/NCUA   Deposit     Value    Guarantee   Government Agency
    Insured
-----------------------------------------------------------------



     NYLIM-AO21230 MS333-10                                        MSUSC11-12/10
                                                                              B1

ITEM 2. CODE OF ETHICS.

     As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). A copy of the Code is filed herewith. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Board of Trustees has determined that the Registrant has two audit committee financial experts serving on its Audit Committee. The Audit Committee financial experts are Alan R. Latshaw and Roman L. Weil. Messrs. Latshaw and Weil are "independent" within the meaning of that term under the Investment Company Act of 1940.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Audit Fees

     The aggregate fees billed for the fiscal year ended October 31, 2010 for professional services rendered by KPMG LLP ("KPMG") for the audit of the Registrant's annual financial statements or services that are normally provided by KPMG in connection with statutory and regulatory filings or engagements for that fiscal year were $69,580. The aggregate fees billed for the fiscal year ended October 31, 2009 for professional services rendered by KPMG for the audit of the Registrant's annual financial statements or services that were normally provided by the KPMG in connection with the statutory and regulatory filings or engagements for that fiscal year were $65,571.

     (b) Audit Related Fees

     The aggregate fees billed for the fiscal year ended October 31, 2010 for assurance and related services by KPMG that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $0. The aggregate fees billed for the fiscal year ended October 31, 2009 for assurance and related services by KPMG that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $10,000. These audit-related services include review of financial highlights for the Registrant's registration statements and issuance of consents to use KPMG's reports.

     (c) Tax Fees

     The aggregate fees billed for professional services rendered by KPMG for tax compliance, tax advice, and tax planning were (i) $21,525 during the fiscal year ended October 31, 2010, and (ii) $12,400 during the fiscal year ended October 31, 2009. These services included preparation of and advice relating to federal, state and local income tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.

     (d) All Other Fees

     The aggregate fees billed for the fiscal year ended October 31, 2010 for products and services provided by KPMG, other than the services reported in paragraphs (a) through (c) of this Item were $0. The aggregate fees billed for the fiscal year ended October 31, 2009 for products and services provided by KPMG, other than the services reported in paragraphs (a) through (c) of this Item were $0.

     (e) Pre-Approval Policies and Procedures

     (1) The Registrant's Audit Committee has adopted pre-approval policies and procedures (the "Procedures") to govern the Committee's pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant's investment adviser and to any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the "Service Affiliates") if the services directly relate to the Registrant's operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant's financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of the types of services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting. To date, the Audit Committee has not delegated such authority.

     (2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) There were no hours expended on KPMG's engagement to audit the Registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than KPMG's full-time, permanent employees.

(g) All non-audit fees billed by KPMG for services rendered to the Registrant for the fiscal years ended October 31, 2010 and October 31, 2009 are disclosed in 4(b)-(d) above.

The aggregate non-audit fees billed by KPMG for services rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were approximately: (i) $0 for the fiscal year ended October 31, 2010 and (ii) $0 for the fiscal year ended October 31, 2009.

(h) The Registrant's Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining KPMG's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of Item 1 of this report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Since the Registrant's last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d)) under the Investment Company Act of 1940 that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS


By: /s/ Stephen P. Fisher
    ---------------------------------
    Stephen P. Fisher
    President and Principal Executive
    Officer

Date: January 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Stephen P. Fisher
    ---------------------------------
    Stephen P. Fisher
    President and Principal Executive
    Officer

Date: January 7, 2011


By: /s/ Jack R. Benintende
    ---------------------------------
    Jack R. Benintende
    Treasurer and Principal Financial
    and Accounting Officer

Date: January 7, 2011

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                                  EXHIBIT INDEX

(a)(1) Code of Ethics

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.